FILE NOS.
                                                                    333-119867
                                                                     811-21624

                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            PRE-EFFECTIVE AMENDMENT  NO.                             [ ]
            POST-EFFECTIVE AMENDMENT NO.  7                          [X]

                                     AND/OR

          REGISTRATION STATEMENT UNDERTHE INVESTMENT COMPANY ACT OF 1940
               AMENDMENT NO.              11                         [X]

                           ------------------------------

           ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                               5701 Golden Hills Drive
                                Minneapolis, MN 55416
                                   (763) 765-2913
                            ------------------------------

                NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:
                                H. Bernt von Ohlen
                         Allianz Investment Management LLC
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416

                          COPIES OF COMMUNICATIONS TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                        50 South Sixth Street, Suite 1500
                              Minneapolis, MN 55402


Approximate Date of Proposed Public Offering: April 30, 2010


It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on (April 30, 2010) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing  pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              PART A - PROSPECTUS
                              ____________________



                      ALLIANZ VARIABLE INSURANCE PRODUCTS
                              FUND OF FUNDS TRUST
                                 (THE "TRUST")

                              THE AZL FUSION FUNDS

                        AZL FUSION[SM] CONSERVATIVE FUND
                          AZL FUSION[SM] BALANCED FUND
                          AZL FUSION[SM] MODERATE FUND
                           AZL FUSION[SM] GROWTH FUND
                            AZL FUSION[SM]EDGE FUND

         ______________________________________________________________

                          THE AZL INDEX STRATEGY FUNDS


               AZL[R] BALANCED INDEX STRATEGY FUND
                AZL[R] GROWTH INDEX STRATEGY FUND
         (FORMERLY AZL[R] MODERATE INDEX STRATEGY FUND)


         ______________________________________________________________

                  AZL ALLIANZ GLOBAL INVESTORS SELECT[SM] FUND


                        PROSPECTUS DATED APRIL 30, 2010


               ALLIANZ INVESTMENT MANAGEMENT LLC (THE "MANAGER")


Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts (each, a "Contract," and collectively, the "Contracts") they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.

This prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds.

                                   Questions?
                         Call toll free 1-877-833-7113
                       or your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your Contract. Please refer to your Contract prospectus for information regarding the investment options available to you.

AZL[R] is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.








   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

TABLE OF CONTENTS
  AZL Fusion[SM] Conservative Fund......................................3
  AZL Fusion[SM] Balanced Fund..........................................6
  AZL Fusion[SM] Moderate Fund..........................................9
  AZL Fusion[SM] Growth Fund...........................................12
  AZL Fusion[SM] Edge Fund.............................................15
  AZL[R] Balanced Index Strategy Fund..................................18
  AZL[R] Growth Index Strategy Fund....................................20
  AZL Allianz Global Investors Select[SM] Fund.........................22

TAX INFORMATION........................................................25

FINANCIAL INTERMEDIARY COMPENSATION....................................25

MORE ABOUT THE FUNDS...................................................26
  Overview.............................................................26
  The AZL[SM] Fusion Funds.............................................27
  The AZL[R] Index Strategy Funds......................................31
  The AZL Allianz Global Investors Select[SM] Fund.....................34
  Investment Risks.....................................................36

MANAGEMENT.............................................................58
  The Manager..........................................................58
  Duties of the Manager................................................58
  Management Fees......................................................59
  The Administrator....................................................60
  The Distributor......................................................60
  Payments to Affiliated Insurance Companies...........................60
  Transfer Supported Features of Certain Annuity Contracts.............60
  Legal Proceedings....................................................61

SHAREHOLDER INFORMATION................................................62
  Pricing of Fund Shares...............................................62
  Purchase and Redemption of Shares....................................62
  Market Timing........................................................63
  Dividends, Distributions, and Taxes..................................63
  Portfolio Securities.................................................64

FINANCIAL HIGHLIGHTS...................................................65






                                       2



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

AZL FUSION[SM] CONSERVATIVE FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
------------------------------------------------------------------------------
|Management Fee                                                       |0.20% |
------------------------------------------------------------------------------
|Distribution (12b-1) Fees                                            |0.00% |
------------------------------------------------------------------------------
|Other Expenses[(1)]                                                  |0.20% |
------------------------------------------------------------------------------
|Acquired Fund Fees and Expenses[(2)]                                 |0.83% |
------------------------------------------------------------------------------
|Total Annual Fund Operating Expenses                                 |1.23% |
------------------------------------------------------------------------------
|Expense Reimbursement[(3)]                                           |-0.05%|
------------------------------------------------------------------------------
|Total Annual Fund Operating Expenses After Expense Reimbursement[(3)]|1.18% |
------------------------------------------------------------------------------
(1)Other Expenses are based on estimated amounts for the current fiscal year.
(2)Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year. Because these fees and expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.35% through April 30, 2011.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
 YEAR 1 YEAR 3
---------------
| $120 | $385 |
---------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From October 26 through December 31, 2009, the Fund's portfolio turnover rate was 52.84% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund's asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

                                       3



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

Under normal market conditions, the Manager will allocate approximately 25% - 45% of the Fund's assets to equity funds and approximately 55% - 75% of the Fund's assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools. The Manager may allocate the Fund's assets outside of the target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund's portfolio management team monitors the Fund's holdings and cash flow and periodically adjusts the Fund's asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
The Manager's investment strategies may also include:
  o Investing in unregistered investment pools that utilize a tactical asset allocation overlay strategy to enhance the risk/return profile over the long term.
  o Investing in futures and options, and other similar securities, and in cash and cash equivalents to reduce the potential volatility of each Fund's investment performance, either directly or through unregistered investment pools.
  o Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund's asset allocation consistent with each Fund's investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.


As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55%-75% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.


With a target allocation of approximately 25%-45% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.



                                       4



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

WHO MAY WANT TO INVEST?
CONSIDER INVESTING IN THE FUND IF YOU ARE:
* Investing for long-term goals, such as retirement
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks and bonds
* Seeking income and growth of capital


PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.

MANAGEMENT
Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
Jeffrey W. Kletti has been the portfolio manager for the Fund since its inception. Mr. Kletti has been employed by the Manager since 2001, and has been the president of the Manager since 2005.


For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 25 in this prospectus.


                                       5



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                 AZL FUSION[SM] BALANCED FUND




AZL FUSION[SM] BALANCED FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------
|Management Fee                      |0.20%|
--------------------------------------------
|Distribution (12b-1) Fees           |0.00%|
--------------------------------------------
|Other Expenses                      |0.05%|
--------------------------------------------
|Acquired Fund Fees and Expenses[(1)]|0.93%|
--------------------------------------------
|Total Annual Fund Operating Expenses|1.18%|
--------------------------------------------
(1)Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
 YEAR 1 YEAR 3 YEAR 5 YEAR 10
------------------------------
| $120 | $375 | $649 |$1,432 |
------------------------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36.81% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund's asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.
Under normal market conditions, the Manager will allocate approximately 40% - 60% of the Fund's assets to equity funds and approximately 40% - 60% of the Fund's assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools. The Manager may allocate the Fund's assets outside of the target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund's portfolio management team monitors the Fund's holdings and cash

                                       6



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                 AZL FUSION[SM] BALANCED FUND



flow and periodically adjusts the Fund's asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
The Manager's investment strategies may also include:
  o Investing in unregistered investment pools that utilize a tactical asset allocation overlay strategy to enhance the risk/return profile over the long term.
  o Investing in futures and options, and other similar securities, and in cash and cash equivalents to reduce the potential volatility of each Fund's investment performance, either directly or through unregistered investment pools.
  o Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund's asset allocation consistent with each Fund's investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.


As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 40%-60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.


With a target allocation of approximately 40%-60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.


WHO MAY WANT TO INVEST?
CONSIDER INVESTING IN THE FUND IF YOU ARE:
* Investing for long-term goals, such as retirement
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks and bonds
* Seeking income and growth of capital
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500R Index. The Fund's performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund's performance




                                       7



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                 AZL FUSION[SM] BALANCED FUND



compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (50%) and the Barclays Capital U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


  [BAR CHART GRAPHIC OMITTED - Calendar Year Total Return
                               2006: 9.49%, 2007: 7.11%, 2008: -27.44%
                               2009: 26.71%]




    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2009) 12.93%
 Lowest (Q4, 2008)  -14.80%


AVERAGE ANNUAL TOTAL RETURNS

                                                                                       ONE YEAR ENDED DECEMBER    SINCE INCEPTION
                                                                                               31, 2009             (4/29/2005)
AZL Fusion Balanced Fund                                                                        26.71%                 3.17%
S&P 500[R] Index (reflects no deduction for fees, expenses, or taxes)                           26.46%                 1.33%
Barclays Capital U.S. Aggregate Bond Index(reflects no deduction for fees, expenses,             5.93%                 5.14%
or taxes)
Balanced Composite Index(reflects no deduction for fees, expenses, or taxes)                    16.34%                 3.55%


MANAGEMENT
Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
Jeffrey W. Kletti has been the portfolio manager for the Fund since its inception. Mr. Kletti has been employed by the Manager since 2001, and has been the president of the Manager since 2005.


For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 25 in this prospectus.


                                       8



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                 AZL FUSION[SM] MODERATE FUND




AZL FUSION[SM] MODERATE FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------
|Management Fee                      |0.20%|
--------------------------------------------
|Distribution (12b-1) Fees           |0.00%|
--------------------------------------------
|Other Expenses                      |0.05%|
--------------------------------------------
|Acquired Fund Fees and Expenses[(1)]|0.97%|
--------------------------------------------
|Total Annual Fund Operating Expenses|1.22%|
--------------------------------------------
(1)Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
 YEAR 1 YEAR 3 YEAR 5 YEAR 10
------------------------------
| $124 | $387 | $670 |$1,477 |
------------------------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37.56% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund's asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.
Under normal market conditions, the Manager will allocate approximately 55% - 75% of the Fund's assets to equity funds and approximately 25% - 45% of the Fund's assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools. The Manager may allocate the Fund's assets outside of the target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund's portfolio management team monitors the Fund's holdings and cash

                                       9



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                 AZL FUSION[SM] MODERATE FUND



flow and periodically adjusts the Fund's asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
The Manager's investment strategies may also include:
  o Investing in unregistered investment pools that utilize a tactical asset allocation overlay strategy to enhance the risk/return profile over the long term.
  o Investing in futures and options, and other similar securities, and in cash and cash equivalents to reduce the potential volatility of each Fund's investment performance, either directly or through unregistered investment pools.
  o Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund's asset allocation consistent with each Fund's investment objective.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.


As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.


The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55%-75% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.


With a target allocation of approximately 25%-45% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

WHO MAY WANT TO INVEST?
CONSIDER INVESTING IN THE FUND IF YOU ARE:
* Investing for long-term goals, such as retirement
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks and bonds
* Seeking income and growth of capital
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500R Index. The Fund's performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund's performance




                                       10



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                 AZL FUSION[SM] MODERATE FUND




compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (65%) and the Barclays Capital U.S. Aggregate Bond Index (35%) in proportions similar to the equity to fixed income allocation of the Fund.


Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


     [BAR CHART GRAPHIC OMITTED - Calendar Year Total Return
                                  2006: 10.71%, 2007: 6.54%, 2008: -32.76%
                                  2009: 29.42%]







    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2009) 14.82%
 Lowest (Q4, 2008)  -18.42%
AVERAGE ANNUAL TOTAL RETURNS

                                                                                        ONE YEAR ENDED DECEMBER    SINCE INCEPTION
                                                                                                31, 2009             (4/29/2005)
AZL Fusion Moderate Fund                                                                         29.42%                 2.45%
S&P 500[R] Index (reflects no deduction for fees, expenses, or taxes)                            26.46%                 1.33%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses,            5.93%                  5.14%
or taxes)
Moderate Composite Index (reflects no deduction for fees, expenses, or taxes)                    19.42%                 2.95%


MANAGEMENT
Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
Jeffrey W. Kletti has been the portfolio manager for the Fund since its inception. Mr. Kletti has been employed by the Manager since 2001, and has been the president of the Manager since 2005.


For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 25 in this prospectus.


                                       11



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                   AZL FUSION[SM] GROWTH FUND




AZL FUSION[SM] GROWTH FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------
|Management Fee                      |0.20%|
--------------------------------------------
|Distribution (12b-1) Fees           |0.00%|
--------------------------------------------
|Other Expenses                      |0.05%|
--------------------------------------------
|Acquired Fund Fees and Expenses[(1)]|1.03%|
--------------------------------------------
|Total Annual Fund Operating Expenses|1.28%|
--------------------------------------------
(1)Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
 YEAR 1 YEAR 3 YEAR 5 YEAR 10
------------------------------
| $130 | $406 | $702 |$1,545 |
------------------------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52.93% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund's asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.
Under normal market conditions, the Manager will allocate approximately 70% - 90% of the Fund's assets to equity funds and approximately 10% - 30% of the Fund's assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools. The Manager may allocate the Fund's assets outside of the target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.
The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund's portfolio management team monitors the Fund's holdings and cash

                                       12



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                   AZL FUSION[SM] GROWTH FUND



flow and periodically adjusts the Fund's asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.
The Manager's investment strategies may also include:
  o Investing in unregistered investment pools that utilize a tactical asset allocation overlay strategy to enhance the risk/return profile over the long term.
  o Investing in futures and options, and other similar securities, and in cash and cash equivalents to reduce the potential volatility of each Fund's investment performance, either directly or through unregistered investment pools.
  o Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund's asset allocation consistent with each Fund's investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.


As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.


The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 70%-90% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.


With a target allocation of approximately 10%-30% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

WHO MAY WANT TO INVEST?
CONSIDER INVESTING IN THE FUND IF YOU ARE:
* Investing for long-term goals, such as retirement
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks and bonds
* Seeking income and growth of capital
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500R Index. The Fund's performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund's performance




                                       13



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                   AZL FUSION[SM] GROWTH FUND



compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Growth Composite Index, which shows how the Fund's performance compares with a composite index composed of the S&P 500 Index (80%) and the Barclays Capital U.S. Aggregate Bond Index (20%) in proportions similar to the equity to fixed income allocation of the Fund.


Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

    [BAR CHART GRAPHIC OMITTED - Calendar Year Total Return
                                 2006: 12.20%, 2007: 5.75%, 2008: -38.77%
                                 2009: 31.84%]





    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2009) 17.05%
 Lowest (Q4, 2008)  -22.98%
AVERAGE ANNUAL TOTAL RETURNS

                                                                                       ONE YEAR ENDED DECEMBER    SINCE INCEPTION
                                                                                               31, 2009             (4/29/2005)
AZL Fusion Growth Fund                                                                          31.84%                 1.53%
S&P 500[R] Index(reflects no deduction for fees, expenses, or taxes)                            26.46%                 1.33%
Barclays Capital U.S. Aggregate Bond Index(reflects no deduction for fees, expenses,            5.93%                  5.14%
or taxes)
Growth Composite Index(reflects no deduction for fees, expenses, or taxes)                      22.47%                 2.29%


MANAGEMENT
Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
Jeffrey W. Kletti has been the portfolio manager for the Fund since its inception. Mr. Kletti has been employed by the Manager since 2001, and has been the president of the Manager since 2005.


For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 25 in this prospectus.


                                       14



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                     AZL FUSION[SM] EDGE FUND




AZL FUSION[SM] EDGE FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------------------------------------
|Management Fee                                                       |0.20% |
------------------------------------------------------------------------------
|Distribution (12b-1) Fees                                            |0.00% |
------------------------------------------------------------------------------
|Other Expenses[(1)]                                                  |0.15% |
------------------------------------------------------------------------------
|Acquired Fund Fees and Expenses[(2)]                                 |1.05% |
------------------------------------------------------------------------------
|Total Annual Fund Operating Expenses                                 |1.40% |
------------------------------------------------------------------------------
|Expense Reimbursement[ (3)]                                          |-0.05%|
------------------------------------------------------------------------------
|Total Annual Fund Operating Expenses After Expense Reimbursement[(3)]|1.35% |
------------------------------------------------------------------------------
(1)Other Expenses are based on estimated amounts for the current fiscal year.
(2)Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year. Because these fees and expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.30% through April 30, 2011.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 YEAR 1 YEAR 3
---------------
| $137 | $438 |
---------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund commenced operations April 30, 2010; therefore, portfolio turnover rate is not presented.
INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund's asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.




                                       15



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                     AZL FUSION[SM] EDGE FUND




The Fund is designed to provide a diversified portfolio consisting primarily of investments in equity assets, combined with a dynamic risk management process designed to adjust the risk of the portfolio based on quantitative indicators of market risk like the current level of market volatility. The Fund's risk management process is intended to mitigate the risks of the Fund's equity allocation and could cause the equity exposure of the Fund to fluctuate between 0% and 100%. For example, the Manager may adjust the Fund's equity exposure based on the level of volatility in the market. During periods of extremely high market volatility, it is possible that the Fund could have little to no equity exposure, and during periods of unusually low market volatility, it is possible that the Fund could have close to 100% or 100% equity exposure.


The Manager will implement the Fund's risk management process primarily using derivative securities, such as futures and options. The Fund may invest directly in derivatives or may gain exposure to them indirectly through Fusion Permitted Underlying Investments. Derivative securities provide the Manager an effective method to cause the equity exposure of the Fund to fluctuate and limit the need to decrease or increase allocations to equity assets. The process is intended to limit the Fund's downside performance during declining markets, as compared to the general equity markets, although the process may not always be successful. In some market conditions, for example during periods of high volatility, the process may also result in the Fund underperforming the market during rising markets.



Under normal market conditions, the Manager generally will allocate approximately 75% - 100% of the Fund's assets to equity funds and up to 25% of the Fund's assets to (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund's derivative positions could exceed 25% of the Fund's value. The Manager may allocate the Fund's assets outside of the target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.



While the Fund generally will invest primarily in equity assets, the Fund is not restricted to any particular asset class. The Fund's portfolio management team monitors the Fund's holdings and cash flow and periodically adjusts the Fund's asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.


The Manager's investment strategies may also include:


   o Investing in unregistered investment pools that utilize a tactical asset allocation overlay strategy to enhance the risk/return profile over the long term.


   o Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund's asset allocation consistent with each Fund's investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.


As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.


The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 75%-100% of its assets in equity assets, the



                                       16



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                                     AZL FUSION[SM] EDGE FUND



Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

With a target allocation of up to approximately 25% of its assets in derivative securities, related margin requirements and portfolio liquidity for derivatives, the Fund is proportionately subject to derivatives risk. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.


WHO MAY WANT TO INVEST?
CONSIDER INVESTING IN THE FUND IF YOU ARE:
* Investing for long-term goals, such as retirement
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks and bonds
* Seeking income and growth of capital
PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
Jeffrey W. Kletti has been the portfolio manager for the Fund since its inception. Mr. Kletti has been employed by the Manager since 2001, and has been the president of the Manager since 2005.

For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 25 in this prospectus.


                                       17



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES           AZL[R] BALANCED INDEX STRATEGY FUND




AZL[R] BALANCED INDEX STRATEGY FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------
|Management Fee                      |0.05%|
--------------------------------------------
|Distribution (12b-1) Fees           |0.00%|
--------------------------------------------
|Other Expenses[(1)]                 |0.15%|
--------------------------------------------
|Acquired Fund Fees and Expenses[(2)]|0.63%|
--------------------------------------------
|Total Annual Fund Operating Expenses|0.83%|
--------------------------------------------
(1)Other Expenses are based on estimated amounts for the current fiscal year.
(2)Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year. Because these fees and expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
 YEAR 1 YEAR 3
---------------
| $85  | $265 |
---------------


PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From October 26 through December 31, 2009, the Fund's portfolio turnover rate was 49.76% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five underlying index funds (the "Index Strategy Underlying Funds"):
   o  AZL Enhanced Bond Index Fund
   o  AZL S&P 500 Index Fund
   o  AZL Mid Cap Index Fund
   o  AZL Small Cap Stock Index Fund
   o  AZL International Index Fund
Under normal market conditions, the Fund will allocate 40% - 60% of its assets in the underlying equity index funds and 40% - 60% of its assets in the underlying bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

                                       18



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES           AZL[R] BALANCED INDEX STRATEGY FUND



The investment results of the Index Strategy Underlying Funds will vary. As a result, the portfolio management team monitors the allocations to the Index Strategy Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the Index Strategy Underlying Funds will differ from the performance and income distributions of the underlying funds as a result of small variations in the Fund's allocations and any cash held in its portfolio.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.


As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.


Because the Fund invests in the Index Strategy Underlying Funds, it is also subject to the risks associated with those investments. With a target allocation of approximately 40%-60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

With a target allocation of approximately 40%-60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.


WHO MAY WANT TO INVEST?
CONSIDER INVESTING IN THE FUND IF YOU ARE:
* Investing for long-term goals, such as retirement
* Seeking income and growth of capital
PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.



MANAGEMENT
Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
Jeffrey W. Kletti has been the portfolio manager for the Fund since its inception. Mr. Kletti has been employed by the Manager since 2001, and has been the president of the Manager since 2005.


For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 25 in this prospectus.


                                       19



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES             AZL[R] GROWTH INDEX STRATEGY FUND




AZL[R] GROWTH INDEX STRATEGY FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------
|Management Fee                      |0.05%|
--------------------------------------------
|Distribution (12b-1) Fees           |0.00%|
--------------------------------------------
|Other Expenses[(1)]                 |0.15%|
--------------------------------------------
|Acquired Fund Fees and Expenses[(2)]|0.61%|
--------------------------------------------
|Total Annual Fund Operating Expenses|0.81%|
--------------------------------------------
(1)Other Expenses are based on estimated amounts for the current fiscal year.
(2)Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year. Because these fees and expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
 YEAR 1 YEAR 3
---------------
| $83  | $259 |
---------------

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From October 26 through December 31, 2009, the Fund's portfolio turnover rate was 44.31% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five underlying index funds (the "Index Strategy Underlying Funds"):
   o  AZL Enhanced Bond Index Fund
   o  AZL S&P 500 Index Fund
   o  AZL Mid Cap Index Fund
   o  AZL Small Cap Stock Index Fund
   o  AZL International Index Fund
Under normal market conditions, the Fund will allocate 65%-85% of its assets in the underlying equity index funds and 15%-35% of its assets in the underlying bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

                                       20



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES             AZL[R] GROWTH INDEX STRATEGY FUND



The investment results of the Index Strategy Underlying Funds will vary. As a result, the portfolio management team monitors the allocations to the Index Strategy Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the Index Strategy Underlying Funds will differ from the performance and income distributions of the underlying funds as a result of small variations in the Fund's allocations and any cash held in its portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.


As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.


Because the Fund invests in the Index Strategy Underlying Funds, it is also subject to the risks associated with those investments. With a target allocation of approximately 65%-85% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.


With a target allocation of approximately 15%-35% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.


The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.


WHO MAY WANT TO INVEST?
CONSIDER INVESTING IN THE FUND IF YOU ARE:
* Investing for long-term goals, such as retirement
* Seeking income and growth of capital


PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.


MANAGEMENT
Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
Jeffrey W. Kletti has been the portfolio manager for the Fund since its inception. Mr. Kletti has been employed by the Manager since 2001, and has been the president of the Manager since 2005.


For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 25 in this prospectus.


                                       21



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                 AZL ALLIANZ GLOBAL INVESTORS SELECT[SM] FUND




AZL ALLIANZ GLOBAL INVESTORS SELECT[SM] FUND

INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
FEES AND EXPENSES
FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------
|Management Fee                      |0.05%|
--------------------------------------------
|Distribution (12b-1) Fees           |0.00%|
--------------------------------------------
|Other Expenses[(1)]                 |0.15%|
--------------------------------------------
|Acquired Fund Fees and Expenses[(2)]|0.98%|
--------------------------------------------
|Total Annual Fund Operating Expenses|1.18%|
--------------------------------------------
(1)Other Expenses are based on estimated amounts for the current fiscal year.
(2)Acquired Fund Fees and Expenses are based upon estimated amounts for the current fiscal year. Because these fees and expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
 YEAR 1 YEAR 3
---------------
| $120 | $375 |
---------------
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. From October 26 through December 31, 2009, the Fund's portfolio turnover rate was 0.20% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund's assets are invested in a combination of Allianz Global Investors ("AGI") mutual funds (the "AGI Underlying Funds").
   o  AZL NACM International Growth Fund
   o  AZL NFJ International Value Fund
   o  AZL OCC Growth Fund
   o  PIMCO VIT CommodityRealReturn{TM} Strategy Portfolio
   o  PIMCO VIT Total Return Portfolio
The composition of the list of AGI Underlying Funds and the exact allocation to each of the AGI Underlying Funds are determined by the Manager in its sole discretion and may be changed at any time. Under normal conditions, 45% - 65% of the Fund's assets will be allocated to equity investments and 35% - 55% to fixed income investments. Three of the AGI Underlying Funds listed above invest primarily in U.S. or foreign equity securities, one invests primarily in fixed-

                                       22



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES                 AZL ALLIANZ GLOBAL INVESTORS SELECT[SM] FUND



income securities, and one invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and fixed-income securities. For purposes of determining the allocation between equity investments and fixed income investments, the Manager will allocate the portfolio assets of the PIMCO VIT CommodityRealReturn{TM} Strategy
Portfolio to the appropriate category based on the characteristics of the assets.
Each of the AGI Underlying Funds is managed by an asset management firm that is a part of Allianz Global Investors. Each of these asset management firms is an affiliate of the Manager since the Manager and each of the asset managers of Allianz Global Investors are under common control.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.


As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.


Because the Fund invests in the Index Strategy Underlying Funds, it is also subject to the risks associated with those investments. With a target allocation of approximately 45%-65% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.


With a target allocation of approximately 35%-55% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security, and derivatives risk, because investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

WHO MAY WANT TO INVEST?
CONSIDER INVESTING IN THIS FUND IF YOU ARE:
* Investing for long-term goals, such as retirement
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks
* Seeking income and growth of capital
PERFORMANCE INFORMATION
Performance information is not presented because the Fund has not had a full calendar year of operations.



MANAGEMENT
Allianz Investment Management LLC (the "Manager") serves as the investment adviser to the Fund.
Jeffrey W. Kletti has been the portfolio manager for the Fund since its inception. Mr. Kletti has been employed by the Manager since 2001, and has been the president of the Manager since 2005.


For important information about tax information and financial intermediary compensation, please turn to the sections "Tax Information" and "Financial Intermediary Compensation" at page 25 in this prospectus.


                                       23



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FUND SUMMARIES      TAX INFORMATION AND FINANCIAL INTERMEDIARY COMPENSATION





TAX INFORMATION
Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the "Contracts"). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.


FINANCIAL INTERMEDIARY COMPENSATION
Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary's website for more information.


                                       24



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                               OVERVIEW




MORE ABOUT THE FUNDS

OVERVIEW
This prospectus provides information about eight mutual funds (the "Funds") that are series of the Allianz Variable Insurance Products Fund of Funds Trust (the "Trust"). The prospectus summarizes key information about the Funds, including information regarding the investment objectives, strategies and risks and performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use this information to compare the Funds with other mutual funds. "You" and "your" refer to both direct shareholders (including the insurance company separate accounts that invest assets on behalf of their contract holders) and contract holders who invest in the Funds indirectly through their variable annuity contracts (the "Contracts").

Each Fund is a diversified open-end fund and a series of the Trust. Each Fund is a "fund of funds" and diversifies its assets by investing primarily in the shares of other affiliated underlying mutual funds. The Funds may also invest in unaffiliated mutual funds and in other securities, including interests in both affiliated and unaffiliated unregistered investment pools. Each Fund currently offers one share class.



The Funds have the flexibility to make portfolio investments and engage in investment techniques that differ from the strategies discussed in this prospectus.


Unless otherwise indicated, any percentage limitation on a Fund's holdings set forth in the prospectus is applied only when that particular type of security is purchased.

In addition to the information about the Funds in the summaries, investors should consider the following information about the Funds.

This prospectus is designed to help you make informed decisions about one of the investments available under your Contract. You will find details about how your Contract works in your Contract prospectus.



                                       25



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                               THE AZL FUSION[SM] FUNDS




                            THE AZL[SM] FUSION FUNDS

                           o  AZL Fusion[SM] Conservative Fund
                           o  AZL Fusion[SM] Balanced Fund
                           o  AZL Fusion[SM] Moderate Fund
                           o  AZL Fusion[SM] Growth Fund
                           o  AZL Fusion[SM] Edge Fund



GENERAL
"Fusion" is a branding term that refers to the "fusion" of the Manager's investment process with research in the form of statistical and factual information. The Manager determines what securities should be purchased or sold by the Funds and regularly advises the Funds with regard to investing in, purchasing, or selling securities. The Manager makes investment decisions based on many factors, one of which is research provided by Wilshire Funds Management ("Wilshire"). Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Funds' asset allocations among the Fusion Underlying Funds by providing portfolio modeling and statistical analysis. Wilshire does not have advisory authority with regard to the Funds and does not effect any portfolio transactions. The Funds' portfolios are managed by and investment decisions are made by the Manager.


The terms "Conservative," "Balanced," "Moderate," and "Growth" are commonly used terms describing the risk profile and equity allocation of each Fund. The AZL Fusion Edge Fund utilizes a dynamic risk management process which is unique among the AZL Fusion Funds. The Funds are distinguished primarily on the basis of relative equity/fixed income allocations rather than orientation toward different asset classes.




Each of the AZL Fusion Funds is designed to provide an asset allocation option corresponding to different investment objectives:

THE AZL FUSION CONSERVATIVE FUND generally invests a higher proportion of its assets in fixed income funds than the other AZL Fusion Funds. The Manager believes this allocation is appropriate for investors with well below average risk tolerance and a shorter time horizon.

THE AZL FUSION BALANCED FUND generally invests a higher proportion of its assets in fixed income funds than the other AZL Fusion Funds, other than the AZL Fusion Conservative Fund. The Manager believes this allocation is appropriate for investors with below average risk tolerance and a shorter time horizon.

THE AZL FUSION MODERATE FUND generally invests a higher proportion of its assets in equity funds than the AZL Fusion Conservative Fund or the AZL Fusion Balanced Fund, but invests a higher proportion of its assets in fixed in come funds than the AZL Fusion Growth Fund or the AZL Fusion Edge Fund. The Manager believes this allocation is appropriate for investors with moderate risk tolerance and a mid- to longer-term time horizon.

THE AZL FUSION GROWTH FUND generally invests a higher proportion of its assets in equity funds than the other AZL Fusion Funds, other than the AZL Fusion Edge Fund. The Manager believes this allocation is appropriate for investors with above average risk tolerance and a longer-term time horizon.

THE AZL FUSION EDGE FUND generally invests a higher proportion of its assets in equity funds than the other AZL Fusion Funds and does not generally invest in fixed income funds. The Fund also invests up to 25% of its assets in derivative securities as part of a risk management process which is unique among the AZL Fusion Funds. This risk management process could cause the equity exposure of the Fund to fluctuate between 0% and 100%.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances.



                                       26



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                               THE AZL FUSION[SM] FUNDS






INVESTMENT STRATEGIES
The Manager's principal investment strategies for the AZL Fusion Funds may also include:
(1)Utilizing a strategic asset allocation model, developed from information provided by Wilshire, to help determine appropriate asset allocations among the Fusion Permitted Underlying Investments according to each Fund's investment objective.
(2)Investing in unregistered investment pools that utilize a tactical asset allocation overlay strategy to enhance the risk/return profile over the long term.
(3)Investing in futures and options, and other similar securities, and in cash and cash equivalents to reduce the potential volatility of each Fund's investment performance, either directly or through unregistered investment pools.
(4)Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund's asset allocation consistent with each Fund's investment objective.

The asset allocation and volatility targets in each Fund's investment strategy should approximate the target allocation mix over longer investment periods. However, asset allocation and volatility targets for each Fund do not restrict the Manager from allocating Fund assets outside its target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The currently available Fusion Underlying Funds are advised or subadvised by the Manager or an affiliate of the Manager and include all of the investment portfolios offered by the Allianz Variable Insurance Products Trust. Please see the section entitled "Management - The Manager" below for further information regarding the Manager's affiliation with certain Fusion Underlying Funds.

In addition to investing in the Fusion Underlying Funds, the Manager may also use a tactical asset allocation overlay strategy in managing the Funds. Most of the Fusion Underlying Funds use conventional security selection techniques to implement their various investment strategies. By contrast, the tactical asset allocation overlay strategy makes investments in broad market segments based on the views of an investment manager concerning macroeconomic trends in the domestic and foreign securities markets. The tactical asset allocation overlay strategy is intended to enhance the risk/return profile. The overall strategy uses derivative instruments, including, but not limited to, equity futures, fixed income futures, and forward currency contracts. Through the tactical asset allocation overlay strategy, the Funds seek to profit from short- and medium-term market moves by shifting their investment weightings among domestic and foreign equity, bond, and currency markets. The Funds pursue this strategy by investing in unregistered investment pools that are not Fusion Underlying Funds and that are managed by either the Manager or unaffiliated investment managers. Investing in these investment pools creates within each of the Funds exposure to equity, bond, and currency positions intended to generate positive returns for the Funds. However, there can be no guarantee that such results will be achieved. If the tactical asset allocation overlay strategy is utilized, generally up to 5% of the net assets of each of the Funds will be allocated to the strategy. Depending upon market conditions, cash flows, and other considerations, the amount of net assets allocated to the tactical asset allocation overlay strategy may be higher or lower.



The AZL Fusion Conservative Fund, AZL Fusion Balanced Fund, AZL Fusion Moderate Fund, and AZL Fusion Growth Fund may also allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The AZL Fusion Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not Fusion Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.





                                       27



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                               THE AZL FUSION[SM] FUNDS




For temporary defensive purposes, any of the Funds may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


INFORMATION ABOUT THE FUSION PERMITTED UNDERLYING INVESTMENTS
The Fusion Permitted Underlying Investments include the Fusion Underlying Funds, mutual funds that are managed by affiliates of the Manager, and other types of investments, including unaffiliated mutual funds, and affiliated and unaffiliated unregistered investment pools. Each of the Fusion Underlying Funds is categorized into one of the following asset classes according to its investment objective and investment strategies: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, Specialty, High-Yield Bonds (also known as "junk bonds"), Intermediate-Term Bonds, and Cash Equivalent. Each Fund may, but is not limited to, investing in Fusion Underlying Funds in any of these asset classes. Under applicable regulations, the Funds are also permitted to invest directly in equity and debt securities and derivatives. In accordance with their investment objectives and principal investment strategies, the Fusion Underlying Funds invest in equity securities, bonds, and other investments that are consistent with their asset class category. The following lists identify the Fusion Underlying Funds and other Fusion Permitted Underlying Investments by asset class. Each Fund may invest in these Fusion Underlying Funds as provided in its asset allocation mix. In the future, the Funds may invest in Fusion Permitted Underlying Investments that are not listed below, at the discretion of the Manager, in order to further diversify each Fund. The Fusion Permitted Underlying Investments in which the Funds invest may be changed at any time based on the portfolio management team's judgment.



ASSET CLASSES                                                                                                          FUSION
                                                                                                                       UNDERLYING
                                                                                                                       FUNDS
SMALL CAP (Equity)Seeks maximum capital appreciation, primarily by investing in small capitalization companies,        AZL Columbia
generally less than $3 billion market value. Investments in these types of companies include considerable risk and     Small Cap
volatility.                                                                                                            Value FundAZL
                                                                                                                       Franklin
                                                                                                                       Small Cap
                                                                                                                       Value FundAZL
                                                                                                                       OCC
                                                                                                                       Opportunity
                                                                                                                       FundAZL
                                                                                                                       Turner
                                                                                                                       Quantitative
                                                                                                                       Small Cap
                                                                                                                       Growth
                                                                                                                       FundAZL Small
                                                                                                                       Cap Stock
                                                                                                                       Index Fund
MID CAP (Equity)Seeks growth by investing in mid-capitalization companies, generally between $1.5 billion and $10      AZL Columbia
billion in market value. Investments in these types of companies include a considerable amount of risk.                Mid Cap Value
                                                                                                                       Fund
                                                                                                                       AZL Mid Cap
                                                                                                                       Index FundAZL
                                                                                                                       Van Kampen
                                                                                                                       Mid Cap
                                                                                                                       Growth Fund
LARGE GROWTH (Equity)Seeks growth by investing in large capitalization companies, generally in excess of $10 billion   AZL BlackRock
in market value. Growth investing generally seeks companies that are growing earnings and sales more quickly than      Capital
their peers.                                                                                                           Appreciation
                                                                                                                       Fund
                                                                                                                       AZL Dreyfus
                                                                                                                       Equity Growth
                                                                                                                       FundAZL OCC
                                                                                                                       Growth
                                                                                                                       FundAZL
                                                                                                                       Russell 1000
                                                                                                                       Growth Fund
LARGE BLEND (Equity)Seeks to invest in established companies with solid earnings prospects and market liquidity. These AZL JPMorgan
investments generally invest in growth and value stocks or stocks with growth and value characteristics, offering      U.S. Equity
diversification across market sectors)                                                                                 FundAZL MFS
                                                                                                                       Investors
                                                                                                                       Trust FundAZL
                                                                                                                       S&P 500 Index
                                                                                                                       Fund


                                       28



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                               THE AZL FUSION[SM] FUNDS





LARGE VALUE (Equity)Seeks growth through large capitalization stocks with lower than average price,  AZL Davis NY Venture FundAZL
as measured by either price-to-book or price-to-earnings ratios. Value investing generally seeks     Eaton Vance Large Cap Value
companies that are considered to be undervalued and have the potential for capital appreciation.     FundAZL Van Kampen Growth and
                                                                                                     Income FundAZL Russell 1000
                                                                                                     Value Fund
INTERNATIONAL EQUITY (Equity)Invests in assets of companies around the world, including emerging     AZL AIM International Equity
markets. Because of fluctuations in value of various currencies and the political and economic       Fund
uncertainties of foreign countries, international investments involve greater levels of risk and     AZL International Index Fund
volatility.                                                                                          AZL NACM International Growth
                                                                                                     Fund
                                                                                                     AZL NFJ International Value
                                                                                                     FundAZL Van Kampen
                                                                                                     International Equity Fund
SPECIALTY (Equity and Fixed Income)Focus on specific market sectors. Sector investing can pay        AZL Gateway FundAZL Schroder
potentially significant returns, but involves significant risks as well.                             Emerging Markets Equity FundAZL
                                                                                                     Van Kampen Equity and Income
                                                                                                     Fund
                                                                                                     AZL Van Kampen Global Real
                                                                                                     Estate FundPIMCO VIT
                                                                                                     CommodityRealReturn{TM}
                                                                                                     Strategy Portfolio
HIGH-YIELD BONDS (Fixed Income)Seek total return by investing in bonds with low credit ratings.      PIMCO VIT High Yield Portfolio
Because of the risky nature of high-yield bonds, high-yield investments have greater volatility than the average bond investment.
INTERMEDIATE-TERM BONDS (Fixed Income)Typically invest at least 70% of their assets in a mixture of  AZL Enhanced Bond Index Fund
corporate and government bonds with primary focus on intermediate-term bonds. These bonds have an    PIMCO VIT Real Return
average duration from 3.5 to 6 years or an average effective maturity from 4 to 10 years.            PortfolioPIMCO VIT Total Return
                                                                                                     PortfolioPIMCO VIT Global Bond
                                                                                                     Portfolio (Unhedged)PIMCO VIT
                                                                                                     Emerging Markets Bond Portfolio
CASH EQUIVALENT (Fixed Income)Any security that has the same properties as cash in terms of          AZL Money Market Fund
liquidity and risk. These instruments possess the highest liquidity of any security, and they are perceived as having a low risk of loss.


                                                           OTHER FUSION PERMITTED UNDERLYING INVESTMENTS
ASSET CLASSES
TACTICAL OVERLAY (Alternative Investments and Derivatives) Affiliated and unaffiliated unregistered investment pools
OTHER MUTUAL FUNDS (Equity and/or Fixed Income)            Unaffiliated mutual funds




                                       29



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS         THE AZL[R] INDEX STRATEGY FUNDS




                 THE AZL[R] INDEX STRATEGY FUNDS

               AZL[R] BALANCED INDEX STRATEGY FUND
                AZL[R] GROWTH INDEX STRATEGY FUND




INVESTMENT STRATEGIES
The Manager's principal investment strategies for the AZL Index Strategy Funds may also include the following:

The AZL Index Strategy Funds also may allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest, either directly or through the Index Strategy Underlying Funds, in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.


For temporary defensive purposes, any of the Funds may invest up to 100% of net assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


INFORMATION ABOUT THE INDEX STRATEGY UNDERLYING FUNDS
The following briefly describes the investment goals and strategies of the Index Strategy Underlying Funds. The Manager may recommend additional or different underlying funds for investment, without seeking the approval of shareholders.

AZL ENHANCED BOND INDEX FUND
The AZL Enhanced Bond Index Fund seeks to exceed the total return of the Barclays Capital U.S. Aggregate Bond Index ("Barclays Aggregate Index"). The fund generally invests in a combination of corporate and asset-back securities in an amount that is within 40% of the weightings in the Barclays Aggregate Index, in government securities in an amount that is within 30% of the weightings in the Index, and in mortgage securities in an amount that is within 30% of the weightings in the Index. Eligible investments for the fund include U.S. Treasury and agency securities; agency and non-agency mortgage-backed securities back by loans secured by residential, multifamily, and commercial properties; obligations of U.S. and foreign corporations; obligations of foreign governments and supranational entities; asset-backed securities; municipal bonds, both taxable and tax-exempt; preferred stock; and cash equivalent securities. Securities must be rated investment grade or better at the time of purchase; money market instruments must be rated A-1 and P-1 or better at the time of purchase. The fund will have a targeted duration within a band of {plus-minus}10% around the duration of the Barclays Aggregate Index. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the fund's assets may be invested in the securities of a single issuer. The fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities. The fund is subadvised by BlackRock Financial Management, LLC.

AZL S&P 500 INDEX FUND
The investment objective of the AZL S&P 500 Index Fund is to match the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500[R]). The fund normally invests in all 500 stocks in the S&P
500[R] in proportion to their weighting in the index. The fund attempts to have a correlation between its performance and that of the S&P 500[R]



                                       30



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS         THE AZL[R] INDEX STRATEGY FUNDS



Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The S&P 500[R] is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Standard & Poor's adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. In seeking to match the performance of the index, the fund uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The fund also may use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark. "Standard & Poor's[R],"
"S&P[R]," "S&P 500[R]," "Standard & Poor's
500[R]," and "500" are trademarks of The McGraw-Hill Companies,
Inc. and have been licensed by the Manager for use by the fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. The fund is subadvised by BlackRock Investment Management, LLC.

AZL MID CAP INDEX FUND
The investment objective of the AZL Mid Cap Index Fund is to match the performance of the Standard & Poor's MidCap 400[R] Index ("S&P
400[ ]Index") as closely as possible before the deduction of fund expenses. The fund seeks to achieve its investment objective by employing a passive management approach. Under normal circumstances the fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the index, primarily futures contracts. The S&P 400 Index is a market-weighted index composed of 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector, and operating/financial condition. As of December 2008, the market capitalizations of companies in the S&P 400 Index ranged from $750 million to $3.3 billion. The fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings that the securities have in the index. The fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the MSCI EAFE Index as a whole. The fund is subadvised by BlackRock Investment Management, LLC.

AZL SMALL CAP STOCK INDEX FUND
The AZL Small Cap Stock Index Fund seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index[R]. The fund invests in a representative sample of stocks included in the S&P SmallCap 600
Index[R] and in futures whose performance is related to the index, rather than attempting to replicate the index. The subadviser attempts to have a correlation between the fund's performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated. The fund's subadviser selects investments using a "sampling" process based on market capitalization, industry representation, and other means. Using this sampling process, the fund typically will not invest in all 600 stocks in the S&P SmallCap 600
Index[R]. However, at times, the fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does. The S&P SmallCap 600 Index[R] is composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P[R] adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones. In seeking to match the performance of the index, the fund uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The fund also may use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark. "Standard & Poor's[R]," "S&P[R]," and
"Standard & Poor's SmallCap 600 Index[R]" are trademarks of The
McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. The fund is subadvised by BlackRock Investment Management, LLC.

AZL INTERNATIONAL INDEX FUND
The investment objective of the AZL International Index Fund is to match the performance of the Morgan Stanly Capital International Europe, Australasia and Far East Index ("MSCI EAFE[R ]Index") as closely as possible before the deduction

                                       31



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS         THE AZL[R] INDEX STRATEGY FUNDS



of fund expenses. The fund seeks to achieve its investment objective by employing a passive management approach. Under normal circumstances the fund invests at least 80% of its net assets in a statistically selected sampling of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the index, primarily futures contracts. The MSCI EAFE Index is a market-weighted index composed primarily of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the index. The fund does not necessarily invest in all of the securities in the index or in the same weightings that the securities have in the index. The fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the index as a whole. The fund is subadvised by BlackRock Investment Management, LLC.

                                       32



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS       THE AZL ALLIANZ GLOBAL INVESTORS SELECT[SM] FUND




                THE AZL ALLIANZ GLOBAL INVESTORS SELECT[SM] FUND


INVESTMENT STRATEGIES
The Manager's principal investment strategies for the AZL Allianz Global Investors Select Fund may also include the following:

The Fund may also allocate up to 5% of its respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Fund may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Fund's investment performance and may limit the Fund's ability to benefit from rising markets while protecting the Fund in declining markets. The Fund may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not AGI Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


INFORMATION ABOUT THE AGI UNDERLYING FUNDS

AZL NACM INTERNATIONAL GROWTH FUND


The fund seeks maximum long-term capital appreciation. The fund invests primarily in companies with above average earnings growth and position in strong growth areas, typically in greater than 10 countries outside of the U.S. The fund normally invests at least 75% of its net assets in common stock. In addition, the fund spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies that are tied economically to a number of different foreign countries throughout the world. The fund may also invest in companies located in countries with emerging securities markets and in the securities of issuers with smaller market capitalizations. The fund is subadvised by Nicholas-Applegate Capital Management LLC.


AZL NFJ INTERNATIONAL VALUE FUND


The fund seeks long-term growth of capital and income. The fund seeks to achieve its investment objective by normally investing at least 65% of its net assets, plus borrowing made for investment purposes, in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The fund normally invests a significant portion of its assets in equity securities that the portfolio managers expect will generate income by, for example, paying dividends. The fund may invest up to 50% of its assets in emerging markets securities. The fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs), but is not limited to investment in ADRs. The fund may use foreign currency contracts, options, stock index futures contracts, and other derivative instruments. The fund is subadvised by NFJ Investment Group LLC.


AZL OCC GROWTH FUND


The fund seeks long-term growth of capital, with income as an incidental consideration. The fund normally invests at least 65% of its assets in common stock of growth companies with market capitalizations of at least $5 billion. "Growth" companies are companies that the fund's portfolio managers believe have above-average growth prospects relative to companies in the same industry or the market as a whole. The fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities, and warrants, and also in real estate investment trusts (REITs). The fund




                                       33



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS       THE AZL ALLIANZ GLOBAL INVESTORS SELECT[SM] FUND




may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The fund may use foreign currency contracts, options, stock index futures contracts, and other derivative instruments. The fund is subadvised by Oppenheimer Capital LLC


PIMCO VIT COMMODITYREALRETURN{TM} STRATEGY PORTFOLIO


The fund seeks maximum real return. The fund invests under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income securities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The fund may also invest in common and preferred stocks as wells as convertible securities of issuers in commodity-related industries and in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. The average portfolio duration of the fund's fixed-income portfolio varies but under normal market conditions is not expected to exceed ten years. The fund may invest up to 10% of its total assets in high yield securities. The fund may invest up to 30% of its total assets in securities denominated in foreign securities, and beyond this limit in dollar-denominated securities of foreign issuers, and up to 10% of its total assets in securities and instruments tied to emerging market countries. The fund will normally limit its foreign currency exposure, from non-U.S. dollar-denominated securities or currencies, to 20% of its total assets. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by using investment techniques that do not involve direct investment in such securities. The fund is managed by Pacific Investment Management Company LLC.


PIMCO VIT TOTAL RETURN PORTFOLIO


The fund seeks maximum total return, consistent with preservation of capital. The fund invests under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income securities of varying maturities, which may be represented by forwards or derivatives. The fund's normal portfolio duration varies within two years, plus or minus, of the duration of the Barclays Capital U.S. Aggregate Bond Index. The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities. The fund may invest up to 30% of its total assets in securities denominated in foreign securities, and beyond this limit in dollar-denominated securities of foreign issuers, and up to 15% of its total assets in securities and instruments tied to emerging market countries. The fund may invest all of its assets in derivative instruments and may use investment techniques that do not involve direct investment in fixed-income securities. The fund is managed by Pacific Investment Management Company LLC.




                                       34



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





INVESTMENT RISKS
All of the Funds are funds of funds and are subject to the general risk associated with the allocation of their assets to particular underlying investments. In addition, separate from possible investments in derivatives by the Funds' various underlying funds, all of the Funds are permitted to invest in derivatives or in investment pools that invest in derivatives. The risks listed below are generally applicable to all the Funds.

ALLOCATION RISK
* ALL   THE RISK THAT THE MANAGER ALLOCATES ASSETS IN A MANNER WHICH RESULTS IN THE FUND UNDERPERFORMING OTHER FUNDS WITH SIMILAR
  OF    INVESTMENT OBJECTIVES. FOR THOSE FUNDS WHERE THE MANAGER HAS LIMITED DISCRETION TO ALLOCATE FUND ASSETS AMONG VARIOUS
  THE   UNDERLYING INVESTMENTS, THE FUND'S ALLOCATION STRUCTURE MAY CAUSE THE FUND TO UNDERPERFORM OTHER FUNDS OF FUNDS WITH SIMILAR
  FUNDS INVESTMENT OBJECTIVES.  FOR THOSE FUNDS WHERE THE MANAGER HAS DISCRETION TO ALLOCATE FUND ASSETS AMONG VARIOUS UNDERLYING
        INVESTMENTS WHICH REPRESENT DIFFERENT ASSET CLASSES, EACH UNDERLYING INVESTMENT IS SUBJECT TO DIFFERENT LEVELS AND
        COMBINATIONS OF RISK, DEPENDING ON THE FUND'S EXACT ASSET ALLOCATION.


DERIVATIVES RISK
* ALL   THE FUNDS MAY INVEST DIRECTLY OR THROUGH AFFILIATED OR UNAFFILIATED UNREGISTERED INVESTMENT POOLS IN DERIVATIVE INSTRUMENTS
  OF    SUCH AS FUTURES, OPTIONS, AND OPTIONS ON FUTURES.  A DERIVATIVE IS A FINANCIAL CONTRACT WHOSE VALUE DEPENDS ON, OR IS
  THE   DERIVED FROM, THE VALUE OF AN UNDERLYING ASSET, REFERENCE RATE, OR RISK. FUNDS TYPICALLY USE DERIVATIVES AS A SUBSTITUTE FOR
  FUNDS TAKING A POSITION IN THE UNDERLYING ASSET AND/OR AS PART OF A STRATEGY DESIGNED TO REDUCE EXPOSURE TO OTHER RISKS, SUCH AS
        INTEREST RATE OR CURRENCY RISK. FUNDS MAY ALSO USE DERIVATIVES FOR LEVERAGE, IN WHICH CASE THEIR USE WOULD INVOLVE
        LEVERAGING RISK. USE OF DERIVATIVE INSTRUMENTS INVOLVES RISKS DIFFERENT FROM, OR POSSIBLY GREATER THAN, THE RISKS ASSOCIATED
        WITH INVESTING DIRECTLY IN SECURITIES AND OTHER TRADITIONAL INVESTMENTS. DERIVATIVES ARE SUBJECT TO A NUMBER OF OTHER RISKS,
        SUCH AS LIQUIDITY RISK, INTEREST RATE RISK, MARKET RISK, CREDIT RISK, AND SELECTION RISK. DERIVATIVES ALSO INVOLVE THE RISK
        OF MISPRICING OR IMPROPER VALUATION AND THE RISK THAT CHANGES IN THE VALUE MAY NOT CORRELATE PERFECTLY WITH THE UNDERLYING
        ASSET, RATE, OR INDEX. USING DERIVATIVES MAY RESULT IN LOSSES, POSSIBLY IN EXCESS OF THE PRINCIPAL AMOUNT INVESTED. ALSO,
        SUITABLE DERIVATIVE TRANSACTIONS MAY NOT BE AVAILABLE IN ALL CIRCUMSTANCES. THE OTHER PARTY TO A DERIVATIVES CONTRACT COULD
        DEFAULT.


The various underlying funds in which the Funds may invest present varying degrees of investment risk based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in a particular underlying fund.



                                       35



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS



The risks listed below are generally applicable to the underlying funds identified under the heading for each risk. Risks which are principal risks of a fund of the FOF Trust also are identified. However, any of the underlying funds may be exposed to any of the risks listed below if they invest in securities or other assets that entail a risk or multiple risks associated with that asset class.



CALL RISK (ALSO KNOWN AS PREPAYMENT RISK)
A PRINCIPAL IF INTEREST RATES FALL, IT IS POSSIBLE THAT ISSUERS OF CALLABLE SECURITIES HELD BY THE UNDERLYING FUND WILL CALL OR
RISK OF THE PREPAY THEIR SECURITIES BEFORE THEIR MATURITY DATES. IN THIS EVENT, THE PROCEEDS FROM THE CALLED SECURITIES WOULD MOST
AZL FUSION  LIKELY BE REINVESTED BY THE UNDERLYING FUND IN SECURITIES BEARING THE NEW, LOWER INTEREST RATES, RESULTING IN A POSSIBLE
FUNDS (BUT  DECLINE IN THE UNDERLYING FUND'S INCOME AND DISTRIBUTIONS TO SHAREHOLDERS AND TERMINATION OF ANY CONVERSION OPTION ON
NOT AZL     CONVERTIBLE SECURITIES.
FUSION EDGE
FUND), THE
AZL INDEX
STRATEGY
FUNDS AND
THE AZL
ALLIANZ
GLOBAL
INVESTORS
SELECT
FUND.

A PRINCIPAL
RISK OF THE
FOLLOWING
UNDERLYING
FUNDS:
* AZL
  ENHANCED
  BOND
  INDEX
  FUND
* AZL VAN
KAMPEN
EQUITY AND
INCOME FUND


CAPITALIZATION RISK
A PRINCIPAL RISK TO THE EXTENT THE UNDERLYING FUND INVESTS SIGNIFICANTLY IN SMALL OR MID-CAPITALIZATION COMPANIES, IT MAY HAVE
OF THE FOLLOWING CAPITALIZATION RISK. THESE COMPANIES MAY PRESENT ADDITIONAL RISK BECAUSE THEY HAVE LESS PREDICTABLE EARNINGS OR NO
UNDERLYING       EARNINGS, MORE VOLATILE SHARE PRICES AND LESS LIQUID SECURITIES THAN LARGE CAPITALIZATION COMPANIES. THESE
FUNDS:           SECURITIES MAY FLUCTUATE IN VALUE MORE THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES AND, AS A GROUP, MAY SUFFER
* AZL COLUMBIA   MORE SEVERE PRICE DECLINES DURING PERIODS OF GENERALLY DECLINING STOCK PRICES. THE SHARES OF SMALLER COMPANIES TEND
  MID CAP VALUE  TO TRADE LESS FREQUENTLY THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES, WHICH CAN ADVERSELY AFFECT THE PRICE OF
  FUND           SMALLER COMPANIES' SECURITIES AND THE UNDERLYING FUND'S ABILITY TO SELL THEM WHEN THE PORTFOLIO MANAGER DEEMS IT
* AZL COLUMBIA   APPROPRIATE. THESE COMPANIES MAY HAVE LIMITED PRODUCT LINES, MARKETS, OR FINANCIAL RESOURCES, OR MAY DEPEND ON A
  SMALL CAP      LIMITED MANAGEMENT GROUP. THE VALUE OF SOME OF THE UNDERLYING FUND'S INVESTMENTS WILL RISE AND FALL BASED ON
  VALUE FUND     INVESTOR PERCEPTION RATHER THAN ECONOMIC FACTORS.
* AZL EATON
  VANCE LARGE
  CAP VALUE FUND
* AZL FRANKLIN
  SMALL CAP
  VALUE FUND
* AZL MID CAP
  INDEX FUND
* AZL NACM
  INTERNATIONAL
  GROWTH FUND
* AZL NFJ
  INTERNATIONAL
  VALUE FUND
* AZL OCC
  OPPORTUNITY
  FUND
* AZL SCHRODER
  EMERGING
  MARKETS EQUITY
  FUND
* AZL SMALL CAP
  STOCK INDEX
  FUND
* AZL TURNER
  QUANTITATIVE
  SMALL CAP
  GROWTH FUND
* AZL VAN KAMPEN
  GROWTH AND
  INCOME FUND
* AZL VAN KAMPEN
  INTERNATIONAL
  EQUITY FUND
* AZL VAN KAMPEN
  MID CAP GROWTH
  FUND




                                       36



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





COMMODITY RISK
A PRINCIPAL RISK OF THE FOLLOWING THE PORTFOLIO'S INVESTMENTS IN COMMODITY-LINKED DERIVATIVE INSTRUMENTS MAY SUBJECT THE PORTFOLIO
UNDERLYING FUND:                  TO GREATER VOLATILITY THAN INVESTMENTS IN TRADITIONAL SECURITIES. THE VALUE OF COMMODITY-LINKED
* PIMCO VIT                       DERIVATIVE INSTRUMENTS MAY BE AFFECTED BY CHANGES IN OVERALL MARKET MOVEMENTS, CHANGES IN INTEREST
  COMMODITYREALRETURN{TM}  RATES, OR FACTORS AFFECTING A PARTICULAR INDUSTRY OF COMMODITY, SUCH AS DROUGHT, FLOODS, WEATHER,
  STRATEGY PORTFOLIO              LIVESTOCK DISEASE, EMBARGOES, TARIFFS, AND INTERNATIONAL ECONOMIC, POLITICAL, AND REGULATORY
                                  DEVELOPMENTS. THE PORTFOLIO, AND THE WHOLLY-OWNED SUBSIDIARY IN WHICH IT INVESTS, MAY CONCENTRATE
                                  THEIR ASSETS IN A PARTICULAR SECTOR OF THE COMMODITIES MARKET, SUCH AS, OIL, METAL, OR
                                  AGRICULTURAL PRODUCTS. AS A RESULT, THE PORTFOLIO MAY BE MORE SUSCEPTIBLE TO RISKS ASSOCIATED WITH
                                  THOSE SECTORS.


CONVERTIBLE SECURITIES RISK
A PRINCIPAL RISK THE VALUES OF THE CONVERTIBLE SECURITIES IN WHICH THE UNDERLYING FUND MAY INVEST ALSO WILL BE AFFECTED BY MARKET
OF THE FOLLOWING INTEREST RATES, THE RISK THAT THE ISSUER MAY DEFAULT ON INTEREST OR PRINCIPAL PAYMENTS AND THE VALUE OF THE
UNDERLYING       UNDERLYING COMMON STOCK INTO WHICH THESE SECURITIES MAY BE CONVERTED. SPECIFICALLY, SINCE THESE TYPES OF
FUNDS:           CONVERTIBLE SECURITIES PAY FIXED INTEREST AND DIVIDENDS, THEIR VALUES MAY FALL IF MARKET INTEREST RATES RISE, AND
* AZL EATON      RISE IF MARKET INTEREST RATES FALL. ADDITIONALLY, AN ISSUER MAY HAVE THE RIGHT TO BUY BACK CERTAIN OF THE
  VANCE LARGE    CONVERTIBLE SECURITIES AT A TIME AND AT A PRICE THAT IS UNFAVORABLE TO THE UNDERLYING FUND.
  CAP VALUE FUND
* AZL INVESCO
  INTERNATIONAL
  EQUITY FUND
* AZL MFS
  INVESTORS
  TRUST FUND
* AZL OCC GROWTH
  FUND
* AZL OCC
  OPPORTUNITY
  FUND
* AZL SCHRODER
  EMERGING
  MARKETS EQUITY
  FUND
* AZL VAN KAMPEN
  EQUITY AND
  INCOME FUND

CORRELATION RISK
A PRINCIPAL THE EFFECTIVENESS OF THE FUND'S INDEX OPTION-BASED RISK MANAGEMENT STRATEGY MAY BE REDUCED IF THE FUND'S EQUITY
RISK OF THE PORTFOLIO DOES NOT CORRELATE TO THE INDEX UNDERLYING ITS OPTION POSITIONS.
FOLLOWING
UNDERLYING
FUND:
* AZL
  GATEWAY
  FUND

COUNTRY/ REGIONAL RISK
A PRINCIPAL RISK LOCAL EVENTS, SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS, MAY WEAKEN A COUNTRY'S OR A
OF THE FOLLOWING REGION'S SECURITIES MARKETS. BECAUSE THE UNDERLYING FUND MAY INVEST A LARGE PORTION OF ITS ASSETS IN SECURITIES OF
UNDERLYING       COMPANIES LOCATED IN ANY ONE COUNTRY OR REGION, ITS PERFORMANCE MAY BE HURT DISPROPORTIONATELY BY THE POOR
FUNDS:           PERFORMANCE OF ITS INVESTMENTS IN THAT AREA. COUNTRY/REGIONAL RISK IS ESPECIALLY HIGH IN EMERGING MARKETS.
* AZL
  INTERNATIONAL
  INDEX FUND
* AZL VAN KAMPEN
  INTERNATIONAL
  EQUITY FUND


                                       37



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS




CREDIT RISK
A PRINCIPAL RISK OF THE AZL       CREDIT RISK IS THE CHANCE THAT THE ISSUER OF A DEBT SECURITY WILL FAIL TO REPAY INTEREST AND
FUSION FUNDS (BUT NOT AZL FUSION  PRINCIPAL IN A TIMELY MANNER, REDUCING THE FUND'S RETURN. ALSO, AN ISSUER MAY SUFFER ADVERSE
EDGE FUND), THE AZL INDEX         CHANGES IN FINANCIAL CONDITION THAT COULD LOWER THE CREDIT QUALITY AND LIQUIDITY OF A SECURITY,
STRATEGY FUNDS AND THE AZL        LEADING TO GREATER VOLATILITY IN THE PRICE OF THE SECURITY AND OF THE FUND'S SHARES.
ALLIANZ GLOBAL INVESTORS SELECT
FUND.
A PRINCIPAL RISK OF THE FOLLOWING
UNDERLYING FUNDS:
* AZL BLACKROCK CAPITAL
  APPRECIATION FUND
* AZL ENHANCED BOND INDEX FUND
* AZL MFS INVESTORS TRUST FUND
* AZL NFJ INTERNATIONAL VALUE
  FUND
* AZL OCC GROWTH FUND
* AZL OCC OPPORTUNITY FUND
* AZL VAN KAMPEN EQUITY AND
  INCOME FUND
* AZL VAN KAMPEN GROWTH AND
  INCOME FUND
A PRINCIPAL RISK OF THE FOLLOWING THE UNDERLYING FUND COULD LOSE MONEY IF THE ISSUER OR THE GUARANTOR OF A FIXED INCOME SECURITY, OR
UNDERLYING FUNDS:                 THE COUNTERPARTY TO A DERIVATIVES CONTRACT, REPURCHASE AGREEMENT, OR A LOAN OF PORTFOLIO
* PIMCO VIT                       SECURITIES, IS UNWILLING OR UNABLE TO MAKE PAYMENTS OF PRINCIPAL AND/OR INTEREST IN A TIMELY
  COMMODITYREALRETURN{TM}  MANNER, OR TO OTHERWISE HONOR ITS OBLIGATIONS. SECURITIES ARE SUBJECT TO VARYING DEGREES OF CREDIT
  STRATEGY PORTFOLIO              RISK, WHICH ARE OFTEN REFLECTED IN THEIR CREDIT RATINGS. THOSE UNDERLYING FUNDS THAT ARE PERMITTED
o  PIMCO VIT TOTAL RETURN    TO INVEST IN MUNICIPAL BONDS ARE SUBJECT TO THE RISK THAT LITIGATION, LEGISLATION, OR OTHER
  PORTFOLIO                       POLITICAL EVENTS, LOCAL BUSINESS OR ECONOMIC CONDITIONS, OR THE BANKRUPTCY OF THE ISSUER COULD
                                  HAVE A SIGNIFICANT EFFECT ON AN ISSUER'S ABILITY TO MAKE PAYMENTS OF PRINCIPAL AND/OR INTEREST.
A PRINCIPAL RISK OF THE FOLLOWING ALTHOUGH CREDIT RISK IS LOW BECAUSE THE UNDERLYING FUND INVESTS ONLY IN HIGH QUALITY OBLIGATIONS,
UNDERLYING FUND:                  IF AN ISSUER FAILS TO PAY INTEREST OR REPAY PRINCIPAL, THE VALUE OF THE UNDERLYING FUND'S ASSETS
* AZL MONEY MARKET FUND           COULD DECLINE.


                                       38



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS




CURRENCY RISK
A PRINCIPAL RISK OF THE FOLLOWING FUNDS THAT INVEST IN SECURITIES THAT TRADE IN, AND RECEIVE REVENUES IN, FOREIGN CURRENCIES ARE
UNDERLYING FUNDS:                 SUBJECT TO THE RISK THAT THOSE CURRENCIES WILL DECLINE IN VALUE RELATIVE TO THE U.S. DOLLAR, OR,
  AZL DAVIS NY VENTURE FUND       IN THE CASE OF HEDGING POSITIONS, THAT THE U.S. DOLLAR WILL DECLINE IN VALUE RELATIVE TO THE
* AZL DREYFUS EQUITY GROWTH FUND  CURRENCY BEING HEDGED. CURRENCY RATES IN FOREIGN COUNTRIES MAY FLUCTUATE SIGNIFICANTLY OVER SHORT
* AZL EATON VANCE LARGE CAP VALUE PERIODS OF TIME FOR A NUMBER OF REASONS, INCLUDING CHANGES IN INTEREST RATES, INTERVENTION (OR
  FUND                            FAILURE TO INTERVENE) BY THE U.S. OR FOREIGN GOVERNMENTS, CENTRAL BANKS, OR SUPRANATIONAL
* AZL FRANKLIN SMALL CAP VALUE    AUTHORITIES, SUCH AS THE INTERNATIONAL MONETARY FUND, OR BY THE IMPOSITION OF CURRENCY CONTROLS OR
  FUND                            OTHER POLITICAL DEVELOPMENTS IN THE U.S. OR ABROAD. AS A RESULT, THE UNDERLYING FUND'S INVESTMENTS
* AZL INVESCO INTERNATIONAL       WITH EXPOSURE TO FOREIGN CURRENCY FLUCTUATIONS MAY DECLINE IN VALUE (IN TERMS OF THE U.S. DOLLAR)
  EQUITY FUND                     AND REDUCE THE RETURNS OF THE UNDERLYING FUND.
* AZL NACM INTERNATIONAL GROWTH
  FUND
* AZL NFJ INTERNATIONAL VALUE
  FUND
* AZL OCC GROWTH FUND
* AZL OCC OPPORTUNITY FUND
* AZL SCHRODER EMERGING MARKETS
  EQUITY FUND
* AZL VAN KAMPEN EQUITY AND
  INCOME FUND
* AZL VAN KAMPEN GLOBAL REAL
  ESTATE FUND
* AZL VAN KAMPEN GROWTH AND
  INCOME FUND
* AZL VAN KAMPEN INTERNATIONAL
  EQUITY FUND
* AZL VAN KAMPEN MID CAP GROWTH
FUND
o  PIMCO VIT
  COMMODITYREALRETURN{TM}
  STRATEGY PORTFOLIO
o  PIMCO VIT TOTAL RETURN
PORTFOLIO


                                       39



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS




DERIVATIVES RISK
A PRINCIPAL RISK OF THE AZL       THE FUND MAY INVEST IN DERIVATIVES. A DERIVATIVE IS A FINANCIAL CONTRACT WHOSE VALUE DEPENDS ON,
FUSION EDGE FUND AND THE ALLIANZ  OR IS DERIVED FROM, THE VALUE OF AN UNDERLYING ASSET, REFERENCE RATE, OR RISK. FUNDS TYPICALLY USE
GLOBAL INVESTORS SELECT FUND.     DERIVATIVES AS A SUBSTITUTE FOR TAKING A POSITION IN THE UNDERLYING ASSET AND/OR AS PART OF A
                                  STRATEGY DESIGNED TO REDUCE EXPOSURE TO OTHER RISKS, SUCH AS INTEREST RATE OR CURRENCY RISK. FUNDS
A PRINCIPAL RISK OF THE FOLLOWING MAY ALSO USE DERIVATIVES FOR LEVERAGE, IN WHICH CASE THEIR USE WOULD INVOLVE LEVERAGING RISK. USE
UNDERLYING FUNDS:                 OF DERIVATIVE INSTRUMENTS INVOLVES RISKS DIFFERENT FROM, OR POSSIBLY GREATER THAN, THE RISKS
* AZL BLACKROCK CAPITAL           ASSOCIATED WITH INVESTING DIRECTLY IN SECURITIES AND OTHER TRADITIONAL INVESTMENTS. DERIVATIVES
  APPRECIATION FUND               ARE SUBJECT TO A NUMBER OF OTHER RISKS, SUCH AS LIQUIDITY RISK, INTEREST RATE RISK, MARKET RISK,
* AZL COLUMBIA SMALL CAP VALUE    CREDIT RISK, AND SELECTION RISK. DERIVATIVES ALSO INVOLVE THE RISK OF MISPRICING OR IMPROPER
  FUND                            VALUATION AND THE RISK THAT CHANGES IN THE VALUE MAY NOT CORRELATE PERFECTLY WITH THE UNDERLYING
* AZL EATON VANCE LARGE CAP VALUE ASSET, RATE, OR INDEX. USING DERIVATIVES MAY RESULT IN LOSSES, POSSIBLY IN EXCESS OF THE PRINCIPAL
  FUND                            AMOUNT INVESTED. ALSO, SUITABLE DERIVATIVE TRANSACTIONS MAY NOT BE AVAILABLE IN ALL CIRCUMSTANCES.
* AZL ENHANCED BOND INDEX FUND    THE COUNTERPARTY TO A DERIVATIVES CONTRACT COULD DEFAULT. AS REQUIRED BY APPLICABLE LAW, ANY FUND
* AZL INTERNATIONAL INDEX FUND    THAT INVESTS DERIVATIVES SEGREGATES CASH OR LIQUID SECURITIES, OR BOTH, TO THE EXTENT THAT ITS
* AZL JPMORGAN U.S. EQUITY FUND   OBLIGATIONS UNDER THE INSTRUMENT (FOR EXAMPLE, FORWARD CONTRACTS AND FUTURES THAT ARE REQUIRED TO
* AZL MFS INVESTORS TRUST FUND    "CASH SETTLE") ARE NOT COVERED THROUGH OWNERSHIP OF THE UNDERLYING SECURITY, FINANCIAL INSTRUMENT,
* AZL MID CAP INDEX FUND          OR CURRENCY. FOR MORE INFORMATION, SEE "ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
* AZL NACM INTERNATIONAL GROWTH   INVESTMENT POLICIES - DERIVATIVE INSTRUMENTS" IN THE UNDERLYING FUNDS' STATEMENT OF ADDITIONAL
  FUND                            INFORMATION.
* AZL NFJ INTERNATIONAL VALUE
  FUND
* AZL OCC GROWTH FUND
* AZL OCC OPPORTUNITY FUND
* AZL S&P 500 INDEX FUND
* AZL SCHRODER EMERGING MARKETS
  EQUITY FUND
* AZL SMALL CAP STOCK INDEX FUND
* AZL TURNER QUANTITATIVE SMALL
  CAP GROWTH FUND
* AZL VAN KAMPEN EQUITY AND
  INCOME FUND
* AZL VAN KAMPEN GROWTH AND
  INCOME FUND
* AZL VAN KAMPEN INTERNATIONAL
  EQUITY FUND
o  AZL VAN KAMPEN MID CAP
  GROWTH FUND
o  PIMCO VIT
  COMMODITYREALRETURN{TM}
  STRATEGY PORTFOLIO
o  PIMCO VIT TOTAL RETURN
  PORTFOLIO

DIVIDEND RISK
A PRINCIPAL THERE IS NO GUARANTEE THAT THE ISSUERS OF THE STOCKS HELD BY THE UNDERLYING FUND WILL DECLARE DIVIDENDS IN THE FUTURE OR
RISK OF THE THAT IF DECLARED, THEY WILL EITHER REMAIN AT CURRENT LEVELS OR INCREASE OVER TIME.
FOLLOWING
UNDERLYING
FUNDS:
* AZL
  DREYFUS
  EQUITY
  GROWTH
  FUND
* AZL EATON
  VANCE
  LARGE CAP
  VALUE
  FUND



                                       40



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





EMERGING MARKETS RISK
A PRINCIPAL RISK OF THE FOLLOWING IN ADDITION TO THE RISKS DESCRIBED UNDER "FOREIGN RISK," ISSUERS IN EMERGING MARKETS MAY PRESENT
UNDERLYING FUNDS:                 GREATER RISK THAN INVESTING IN FOREIGN ISSUERS GENERALLY. EMERGING MARKETS MAY HAVE LESS DEVELOPED
* AZL DAVIS NY VENTURE FUND       TRADING MARKETS AND EXCHANGES WHICH MAY MAKE IT MORE DIFFICULT TO SELL SECURITIES AT AN ACCEPTABLE
* AZL EATON VANCE LARGE CAP VALUE PRICE AND THEIR PRICES MAY BE MORE VOLATILE THAN SECURITIES OF COMPANIES IN MORE DEVELOPED
  FUND                            MARKETS. SETTLEMENTS OF TRADES MAY BE SUBJECT TO GREATER DELAYS SO THAT THE UNDERLYING FUND MAY
* AZL FRANKLIN SMALL CAP VALUE    NOT RECEIVE THE PROCEEDS OF A SALE OF A SECURITY ON A TIMELY BASIS. EMERGING COUNTRIES MAY ALSO
  FUND                            HAVE LESS DEVELOPED LEGAL AND ACCOUNTING SYSTEMS AND INVESTMENTS MAY BE SUBJECT TO GREATER RISKS
* AZL INVESCO INTERNATIONAL       OF GOVERNMENT RESTRICTIONS, NATIONALIZATION, OR CONFISCATION.
  EQUITY FUND
* AZL NACM INTERNATIONAL GROWTH
  FUND
* AZL NFJ INTERNATIONAL VALUE
  FUND
* AZL VAN KAMPEN EQUITY AND
  INCOME FUND
* AZL VAN KAMPEN GLOBAL REAL
  ESTATE FUND
* AZL VAN KAMPEN GROWTH AND
  INCOME FUND
* AZL VAN KAMPEN EQUITY AND
  INCOME FUND
* AZL VAN KAMPEN INTERNATIONAL
  EQUITY FUND
* AZL VAN KAMPEN MID CAP GROWTH
  FUND
A PRINCIPAL RISK OF THE FOLLOWING EMERGING MARKETS MAY HAVE LESS DEVELOPED TRADING MARKETS AND EXCHANGES. EMERGING COUNTRIES MAY
UNDERLYING FUND:                  HAVE LESS DEVELOPED LEGAL AND ACCOUNTING SYSTEMS AND INVESTMENTS MAY BE SUBJECT TO GREATER RISKS
* AZL SCHRODER EMERGING MARKETS   OF GOVERNMENT RESTRICTIONS OF WITHDRAWING THE SALES PROCEEDS OF SECURITIES FROM THE COUNTRY.
  EQUITY FUND                     ECONOMIES OF DEVELOPING COUNTRIES MAY BE MORE DEPENDENT ON RELATIVELY FEW INDUSTRIES THAT MAY BE
                                  HIGHLY VULNERABLE TO LOCAL AND GLOBAL CHANGES. GOVERNMENTS MAY BE MORE UNSTABLE AND PRESENT
                                  GREATER RISKS OF NATIONALIZATION OR RESTRICTIONS ON FOREIGN OWNERSHIP OF STOCKS OF LOCAL
                                  COMPANIES. THESE INVESTMENTS MAY BE SUBSTANTIALLY MORE VOLATILE THAN STOCKS OF ISSUERS IN THE U.S.
                                  AND OTHER DEVELOPED COUNTRIES AND MAY BE VERY SPECULATIVE.
A PRINCIPAL RISK OF THE FOLLOWING FOREIGN INVESTMENT RISK MAY BE PARTICULARLY HIGH TO THE EXTENT THAT THE UNDERLYING FUND INVESTS IN
UNDERLYING FUNDS:                 EMERGING MARKET SECURITIES OF ISSUERS BASED IN COUNTRIES WITH DEVELOPING ECONOMIES. THESE
o  PIMCO VIT                 SECURITIES MAY PRESENT MARKET, CREDIT, CURRENCY, LIQUIDITY, LEGAL, POLITICAL, AND OTHER RISKS
  COMMODITYREALRETURN{TM}  DIFFERENT FROM, OR GREATER THAN, THE RISKS OF INVESTING IN DEVELOPED FOREIGN COUNTRIES.
  STRATEGY PORTFOLIO
o  PIMCO VIT TOTAL RETURN
  PORTFOLIO

ETF AND INVESTMENT COMPANY RISK
A PRINCIPAL THE UNDERLYING FUND MAY INVEST IN SHARES OF CLOSED-END INVESTMENT COMPANIES (INCLUDING SINGLE COUNTRY FUNDS) AND ETFS.
RISK OF THE INVESTING IN ANOTHER INVESTMENT COMPANY EXPOSES THE UNDERLYING FUND TO ALL THE RISKS OF THAT INVESTMENT COMPANY AND, IN
FOLLOWING   GENERAL, SUBJECTS IT TO A PRO RATA PORTION OF THE OTHER INVESTMENT COMPANY'S FEES AND EXPENSES.
UNDERLYING
FUNDS:
* AZL
  JPMORGAN
  U.S.
  EQUITY
  FUND
* AZL
  SCHRODER
  EMERGING
  MARKETS
  EQUITY
  FUND



                                       41



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





EXTENSION RISK
A PRINCIPAL RISK OF THE AZL FUSION FUNDS (BUT NOT AZL FUSION  WHEN INTEREST RATES RISE, CERTAIN BOND OBLIGATIONS WILL BE PAID IN
EDGE FUND), THE AZL INDEX STRATEGY FUNDS AND THE AZL ALLIANZ  FULL BY THE ISSUER MORE SLOWLY THAN ANTICIPATED, CAUSING THE VALUE OF
GLOBAL INVESTORS SELECT FUND.                                 THE SECURITIES TO FALL.

A PRINCIPAL RISK OF THE FOLLOWING UNDERLYING FUND:
* AZL ENHANCED BOND INDEX FUND

FOCUSED INVESTMENT RISK
A PRINCIPAL RISK FOCUSING INVESTMENTS IN A SMALL NUMBER OF ISSUERS, INDUSTRIES, OR REGIONS INCREASES RISK. FUNDS THAT INVEST IN A
OF THE FOLLOWING RELATIVELY SMALL NUMBER OF ISSUERS MAY HAVE MORE RISK BECAUSE CHANGES IN THE VALUE OF A SINGLE SECURITY OR THE
UNDERLYING       IMPACT OF A SINGLE ECONOMIC, POLITICAL, OR REGULATORY OCCURRENCE MAY HAVE A GREATER IMPACT ON THE FUND'S NET ASSET
FUNDS:           VALUE. SOME OF THOSE ISSUERS ALSO MAY PRESENT SUBSTANTIAL CREDIT OR OTHER RISKS. THE FUND MAY FROM TIME TO TIME
* AZL NFJ        HAVE GREATER RISK IF IT INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN COMPANIES IN RELATED INDUSTRIES, SUCH AS
  INTERNATIONAL  TECHNOLOGY OR FINANCIAL AND BUSINESS SERVICES, THAT MAY SHARE COMMON CHARACTERISTICS AND ARE OFTEN SUBJECT TO
  VALUE FUND     SIMILAR BUSINESS RISKS AND REGULATORY BURDENS. THE SECURITIES OF COMPANIES IN SIMILAR INDUSTRIES MAY REACT
* AZL OCC GROWTH SIMILARLY TO ECONOMIC, MARKET, POLITICAL, OR OTHER DEVELOPMENTS.
  FUND



                                       42



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





FOREIGN RISK
A PRINCIPAL RISK OF THE AZL INDEX BECAUSE THE FUND INVESTS IN SECURITIES OF FOREIGN ISSUERS, IT MAY BE SUBJECT TO RISKS NOT USUALLY
STRATEGY FUNDS AND THE AZL        ASSOCIATED WITH OWNING SECURITIES OF U.S. ISSUERS. THESE RISKS INCLUDE, AMONG OTHERS, ADVERSE
ALLIANZ GLOBAL INVESTORS SELECT   FLUCTUATIONS IN FOREIGN CURRENCY VALUES AS WELL AS ADVERSE POLITICAL, SOCIAL AND ECONOMIC
FUND.                             DEVELOPMENTS AFFECTING A FOREIGN COUNTRY, INCLUDING THE RISK OF NATIONALIZATION, EXPROPRIATION OR
A PRINCIPAL RISK OF THE FOLLOWING CONFISCATORY TAXATION. IN ADDITION, FOREIGN INVESTING INVOLVES LESS PUBLICLY AVAILABLE
UNDERLYING FUNDS:                 INFORMATION, AND MORE VOLATILE OR LESS LIQUID SECURITIES MARKETS. INVESTMENTS IN FOREIGN COUNTRIES
* AZL COLUMBIA MID CAP VALUE FUND COULD BE AFFECTED BY FACTORS NOT PRESENT IN THE U.S., SUCH AS RESTRICTIONS ON RECEIVING THE
* AZL DAVIS NY VENTURE FUND       INVESTMENT PROCEEDS FROM A FOREIGN COUNTRY, CONFISCATORY FOREIGN TAX LAWS, AND POTENTIAL
* AZL DREYFUS EQUITY GROWTH FUND  DIFFICULTIES IN ENFORCING CONTRACTUAL OBLIGATIONS. TRANSACTIONS IN FOREIGN SECURITIES MAY BE
* AZL EATON VANCE LARGE CAP VALUE SUBJECT TO LESS EFFICIENT SETTLEMENT PRACTICES, INCLUDING EXTENDED CLEARANCE AND SETTLEMENT
  FUND                            PERIODS. FOREIGN ACCOUNTING MAY BE LESS REVEALING THAN U.S. ACCOUNTING PRACTICES. FOREIGN
* AZL ENHANCED BOND INDEX FUND    REGULATION MAY BE INADEQUATE OR IRREGULAR. OWNING FOREIGN SECURITIES COULD CAUSE THE FUND'S
* AZL FRANKLIN SMALL CAP VALUE    PERFORMANCE TO FLUCTUATE MORE THAN IF IT HELD ONLY U.S. SECURITIES.
  FUND
* AZL INTERNATIONAL INDEX FUND
* AZL INVESCO INTERNATIONAL
  EQUITY FUND
* AZL JPMORGAN U.S. EQUITY FUND
* AZL MFS INVESTORS TRUST FUND
* AZL NACM INTERNATIONAL GROWTH
  FUND
* AZL NFJ INTERNATIONAL VALUE
  FUND
* AZL OCC GROWTH FUND
* AZL OCC OPPORTUNITY FUND
* AZL SCHRODER EMERGING MARKETS
  EQUITY FUND
* AZL TURNER QUANTITATIVE SMALL
  CAP GROWTH FUND
* AZL VAN KAMPEN EQUITY AND
  INCOME FUND
* AZL VAN KAMPEN GLOBAL REAL
  ESTATE FUND
* AZL VAN KAMPEN GROWTH AND
  INCOME FUND
* AZL VAN KAMPEN INTERNATIONAL
  EQUITY FUND
* AZL VAN KAMPEN MID CAP GROWTH
  FUND
* PIMCO VIT
  COMMODITYREALRETURN{TM}
  STRATEGY PORTFOLIO
o  PIMCO VIT TOTAL RETURN
  PORTFOLIO
A PRINCIPAL RISK OF THE FOLLOWING THE UNDERLYING FUND MAY INVEST IN OBLIGATIONS OF FOREIGN BANKS AND OTHER FOREIGN ISSUERS THAT
UNDERLYING FUND:                  INVOLVE CERTAIN RISKS IN ADDITION TO THOSE OF DOMESTIC ISSUERS, INCLUDING HIGHER TRANSACTION
* AZL MONEY MARKET FUND           COSTS, LESS COMPLETE FINANCIAL INFORMATION, POLITICAL AND ECONOMIC INSTABILITY, LESS STRINGENT
                                  REGULATORY REQUIREMENTS AND LESS MARKET LIQUIDITY.



                                       43



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





GROWTH STOCKS RISK
A PRINCIPAL RISK THE RETURNS ON GROWTH STOCKS MAY OR MAY NOT MOVE IN TANDEM WITH THE RETURNS ON OTHER CATEGORIES OF STOCKS, OR THE
OF THE FOLLOWING STOCK MARKET AS A WHOLE. GROWTH STOCKS MAY BE PARTICULARLY SUSCEPTIBLE TO RAPID PRICE SWINGS DURING PERIODS OF
UNDERLYING       ECONOMIC UNCERTAINTY OR IN THE EVENT OF EARNINGS DISAPPOINTMENTS. FURTHER, GROWTH STOCKS TYPICALLY HAVE LITTLE OR
FUNDS:           NO DIVIDEND INCOME TO CUSHION THE EFFECT OF ADVERSE MARKET CONDITIONS. TO THE EXTENT A GROWTH STYLE OF INVESTING
* AZL BLACKROCK  EMPHASIZES CERTAIN SECTORS OF THE MARKET, SUCH INVESTMENTS WILL BE MORE SENSITIVE TO MARKET, POLITICAL, REGULATORY
  CAPITAL        AND ECONOMIC FACTORS AFFECTING THOSE SECTORS.
  APPRECIATION
  FUND
* AZL DREYFUS
  EQUITY GROWTH
  FUND
* AZL INVESCO
  INTERNATIONAL
  EQUITY FUND
* AZL MFS
  INVESTORS
  TRUST FUND
* AZL OCC GROWTH
  FUND
* AZL OCC
  OPPORTUNITY
  FUND
* AZL TURNER
  QUANTITATIVE
  SMALL CAP
  GROWTH FUND
* AZL VAN KAMPEN
  MID CAP GROWTH
  FUND

HEADLINE RISK
A PRINCIPAL THE SUBADVISER SEEKS TO ACQUIRE COMPANIES WITH EXPANDING EARNINGS AT VALUE PRICES. THEY MAY MAKE SUCH INVESTMENTS WHEN A
RISK OF THE COMPANY BECOMES THE CENTER OF CONTROVERSY AFTER RECEIVING ADVERSE MEDIA ATTENTION. THE COMPANY MAY BE INVOLVED IN
FOLLOWING   LITIGATION, THE COMPANY'S FINANCIAL REPORTS OR CORPORATE GOVERNANCE MAY BE CHALLENGED, THE COMPANY'S ANNUAL REPORT MAY
UNDERLYING  DISCLOSE A WEAKNESS IN INTERNAL CONTROLS, INVESTORS MAY QUESTION THE COMPANY'S PUBLISHED FINANCIAL REPORTS, GREATER
FUND:       GOVERNMENT REGULATION MAY BE CONTEMPLATED, OR OTHER ADVERSE EVENTS MAY THREATEN THE COMPANY'S FUTURE. WHILE THE
* AZL DAVIS SUBADVISER RESEARCHES COMPANIES SUBJECT TO SUCH CONTINGENCIES, IT CANNOT BE CORRECT EVERY TIME, AND THE COMPANY'S STOCK
  NY        MAY NEVER RECOVER.
  VENTURE
  FUND

INCOME RISK
A PRINCIPAL RISK OF THE AZL FUSION FUNDS (BUT NOT AZL FUSION  INCOME RISK IS THE CHANCE THAT FALLING INTEREST RATES WILL CAUSE THE
EDGE FUND), THE AZL INDEX STRATEGY FUNDS AND THE AZL ALLIANZ  UNDERLYING FUND'S INCOME TO DECLINE. INCOME RISK IS GENERALLY HIGHER
GLOBAL INVESTORS SELECT FUND.                                 FOR SHORT-TERM BONDS.
A PRINCIPAL RISK OF THE FOLLOWING UNDERLYING FUNDS:
* AZL MONEY MARKET FUND
* AZL VAN KAMPEN EQUITY AND INCOME FUND



                                       44



   The Allianz Variable Insurance Products Fund of Funds Trust -
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
MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





INDEX FUND RISK
A PRINCIPAL RISK THE UNDERLYING FUND USES AN INDEXING STRATEGY. IT DOES NOT ATTEMPT TO MANAGE MARKET VOLATILITY, USE DEFENSIVE
OF THE AZL INDEX STRATEGIES, OR REDUCE THE EFFECTS OF ANY LONG-TERM PERIODS OF POOR STOCK PERFORMANCE. THE CORRELATION BETWEEN THE
STRATEGY FUNDS.  PERFORMANCE OF THE UNDERLYING FUND AND THE PERFORMANCE OF THE INDEX MAY BE AFFECTED BY THE UNDERLYING FUND'S
A PRINCIPAL RISK EXPENSES, CHANGES IN SECURITIES MARKETS, CHANGES IN THE COMPOSITION OF THE INDEX, AND THE TIMING OF PURCHASES AND
OF THE FOLLOWING REDEMPTIONS OF UNDERLYING FUND SHARES.
UNDERLYING
FUNDS:
* AZL ENHANCED
  BOND INDEX
  FUND
* AZL
  INTERNATIONAL
  INDEX FUND
* AZL MID CAP
  INDEX FUND
* AZL S&P 500
  INDEX FUND
* AZL SMALL CAP
  STOCK INDEX
  FUND



                                       45



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





INDUSTRY SECTOR RISK
A PRINCIPAL    THE VALUE OF THE UNDERLYING FUND'S SHARES IS PARTICULARLY VULNERABLE TO RISKS AFFECTING TECHNOLOGY COMPANIES AND/OR
RISK OF THE    COMPANIES HAVING INVESTMENTS IN TECHNOLOGY. THE TECHNOLOGY SECTOR HISTORICALLY HAS HAD GREATER STOCK PRICE
FOLLOWING      FLUCTUATION AS COMPARED TO THE GENERAL MARKET. BY FOCUSING ON THE TECHNOLOGY SECTOR OF THE STOCK MARKET RATHER THAN A
UNDERLYING     BROAD SPECTRUM OF COMPANIES, THE UNDERLYING FUND'S SHARE PRICE WILL BE PARTICULARLY SENSITIVE TO MARKET AND ECONOMIC
FUND:          EVENTS THAT AFFECT THOSE TECHNOLOGY COMPANIES. THE STOCK PRICES OF TECHNOLOGY COMPANIES DURING THE PAST FEW YEARS
* AZL OCC      HAVE BEEN HIGHLY VOLATILE, LARGELY DUE TO THE RAPID PACE OF PRODUCT CHANGE AND DEVELOPMENT WITHIN THIS SECTOR. THIS
  OPPORTUNITY  PHENOMENON MAY ALSO RESULT IN FUTURE STOCK PRICE VOLATILITY. IN ADDITION, TECHNOLOGIES THAT ARE DEPENDENT ON CONSUMER
  FUND         DEMAND MAY BE MORE SENSITIVE TO CHANGES IN CONSUMER SPENDING PATTERNS. TECHNOLOGY COMPANIES FOCUSING ON THE
               INFORMATION AND TELECOMMUNICATIONS SECTORS MAY ALSO BE SUBJECT TO INTERNATIONAL, FEDERAL AND STATE REGULATIONS AND
               MAY BE ADVERSELY AFFECTED BY CHANGES IN THOSE REGULATIONS.
A PRINCIPAL    AT TIMES, THE UNDERLYING FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN THE SECURITIES OF COMPANIES INVOLVED
RISK OF THE    IN THE FINANCIAL SERVICES SECTOR. BY FOCUSING ON A PARTICULAR SECTOR FROM TIME TO TIME, THE UNDERLYING FUND CARRIES
FOLLOWING      GREATER RISK OF ADVERSE DEVELOPMENTS IN A SECTOR THAN A FUND THAT ALWAYS INVESTS IN A WIDE VARIETY OF SECTORS.
UNDERLYING     FINANCIAL SERVICES COMPANIES ARE SUBJECT TO EXTENSIVE GOVERNMENT REGULATION, WHICH MAY AFFECT THEIR PROFITABILITY IN
FUNDS:         MANY WAYS, INCLUDING BY LIMITING THE AMOUNT AND TYPES OF LOANS AND OTHER COMMITMENTS THEY CAN MAKE, AND THE INTEREST
* AZL DAVIS NY RATES AND FEES THEY CAN CHARGE. A FINANCIAL SERVICES COMPANY'S PROFITABILITY, AND THEREFORE ITS STOCK PRICE IS
  VENTURE FUND ESPECIALLY SENSITIVE TO INTEREST RATE CHANGES THROUGHOUT THE WORLD, AS WELL AS THE ABILITY OF BORROWERS TO REPAY
* AZL FRANKLIN THEIR LOANS. CHANGING REGULATIONS, CONTINUING CONSOLIDATIONS, AND DEVELOPMENT OF NEW PRODUCTS AND STRUCTURES ARE ALL
  SMALL CAP    LIKELY TO HAVE A SIGNIFICANT IMPACT ON FINANCIAL SERVICES COMPANIES.
  VALUE FUND
* AZL VAN
  KAMPEN
  EQUITY AND
  INCOME FUND
A PRINCIPAL    AT TIMES, THE UNDERLYING FUND MAY INCREASE THE RELATIVE EMPHASIS OF ITS INVESTMENTS IN A PARTICULAR INDUSTRY. STOCKS
RISK OF THE    OF ISSUERS IN A PARTICULAR INDUSTRY ARE SUBJECT TO CHANGES IN ECONOMIC CONDITIONS, GOVERNMENT REGULATIONS,
FOLLOWING      AVAILABILITY OF BASIC RESOURCES OR SUPPLIES, OR OTHER EVENTS THAT AFFECT THAT INDUSTRY MORE THAN OTHERS. TO THE
UNDERLYING     EXTENT THAT THE UNDERLYING FUND HAS GREATER EMPHASIS ON INVESTMENTS IN A PARTICULAR INDUSTRY, ITS SHARE VALUES MAY
FUNDS:         FLUCTUATE IN RESPONSE TO EVENTS AFFECTING THAT INDUSTRY.
* AZL COLUMBIA
  SMALL CAP
  VALUE FUND
* AZL DREYFUS
  EQUITY
  GROWTH FUND


                                       46



   The Allianz Variable Insurance Products Fund of Funds Trust -
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
MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





A PRINCIPAL BECAUSE OF ITS CONCENTRATION IN THE FINANCIAL SERVICES INDUSTRY, THE UNDERLYING FUND WILL BE EXPOSED TO A LARGE EXTENT
RISK OF THE TO THE RISKS ASSOCIATED WITH THAT INDUSTRY, SUCH AS GOVERNMENT REGULATION, THE AVAILABILITY AND COST OF CAPITAL FUNDS,
FOLLOWING   CONSOLIDATION AND GENERAL ECONOMIC CONDITIONS. FINANCIAL SERVICES COMPANIES ARE ALSO EXPOSED TO LOSSES IF BORROWERS AND
UNDERLYING  OTHER COUNTER-PARTIES EXPERIENCE FINANCIAL PROBLEMS AND/OR CANNOT REPAY THEIR OBLIGATIONS.
FUND:
* AZL MONEY
  MARKET
  FUND

INITIAL PUBLIC OFFERINGS RISK
A PRINCIPAL     THE UNDERLYING FUND MAY INVEST IN INITIAL PUBLIC OFFERINGS (IPOS). BY DEFINITION, SECURITIES ISSUED IN IPOS HAVE NOT
RISK OF THE     TRADED PUBLICLY UNTIL THE TIME OF THEIR OFFERINGS. THERE MAY BE ONLY A LIMITED NUMBER OF SHARES AVAILABLE FOR
FOLLOWING       TRADING, THE MARKET FOR THOSE SECURITIES MAY BE UNSEASONED, AND THE ISSUER MAY HAVE A LIMITED OPERATING HISTORY.
UNDERLYING      THESE FACTORS MAY CONTRIBUTE TO PRICE VOLATILITY. THE LIMITED NUMBER OF SHARES AVAILABLE FOR TRADING IN SOME IPOS
FUNDS:          MAY ALSO MAKE IT MORE DIFFICULT FOR THE UNDERLYING FUND TO BUY OR SELL SIGNIFICANT AMOUNTS OF SHARES WITHOUT AN
* AZL OCC       UNFAVORABLE IMPACT ON PREVAILING PRICES. IN ADDITION, SOME COMPANIES INITIALLY OFFERING THEIR SHARES PUBLICLY ARE
  OPPORTUNITY   INVOLVED IN RELATIVELY NEW INDUSTRIES OR LINES OF BUSINESS, WHICH MAY NOT BE WIDELY UNDERSTOOD BY INVESTORS. SOME OF
  FUND          THE COMPANIES INVOLVED IN NEW INDUSTRIES MAY BE REGARDED AS DEVELOPMENTAL STAGE COMPANIES, WITHOUT REVENUES OR
* AZL SCHRODER  OPERATING INCOME, OR THE NEAR-TERM PROSPECTS OF THEM. MANY IPOS ARE BY SMALL- OR MICRO-CAP COMPANIES THAT ARE
  EMERGING      UNDERCAPITALIZED.
  MARKETS
  EQUITY FUND
* AZL TURNER
  QUANTITATIVE
  SMALL CAP
  GROWTH FUND



                                       47



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





INTEREST RATE RISK
A PRINCIPAL RISK OF THE AZL       INTEREST RATE RISK IS THE CHANCE THAT THE VALUE OF THE BONDS THE FUND HOLDS WILL DECLINE DUE TO
FUSION FUNDS (BUT NOT AZL FUSION  RISING INTEREST RATES. WHEN INTEREST RATES RISE, THE PRICE OF MOST BONDS GOES DOWN. THE PRICE OF A
EDGE FUND), THE AZL INDEX         BOND IS ALSO AFFECTED BY ITS MATURITY. BONDS WITH LONGER MATURITIES GENERALLY HAVE GREATER
STRATEGY FUNDS AND THE AZL        SENSITIVITY TO CHANGES IN INTEREST RATES.
ALLIANZ GLOBAL INVESTORS SELECT
FUND.
A PRINCIPAL RISK OF THE FOLLOWING
UNDERLYING FUNDS:
* AZL BLACKROCK CAPITAL
  APPRECIATION FUND
* AZL ENHANCED BOND INDEX FUND
* AZL INVESCO INTERNATIONAL
  EQUITY FUND
* AZL VAN KAMPEN GROWTH AND
  INCOME FUND
* AZL EATON VANCE LARGE CAP VALUE
  FUND
A PRINCIPAL RISK OF THE FOLLOWING THIS IS THE RISK THAT CHANGES IN NOMINAL INTEREST RATES, WHICH CONSIST OF A REAL INTEREST RATE AND
UNDERLYING FUND:                  THE EXPECTED RATE OF INFLATION, WILL AFFECT THE VALUE OF THE UNDERLYING FUND'S INVESTMENTS IN
* AZL MONEY MARKET FUND           INCOME-PRODUCING OR DEBT SECURITIES. ALTHOUGH THE VALUE OF MONEY MARKET INVESTMENTS IS LESS
                                  SENSITIVE TO INTEREST RATE RISK THAN LONGER-TERM SECURITIES, INCREASES IN NOMINAL INTEREST RATES
                                  MAY CAUSE THE VALUE OF THE UNDERLYING FUND'S INVESTMENTS TO DECLINE.
A PRINCIPAL RISK OF THE FOLLOWING AS NOMINAL INTEREST RATES RISE, THE VALUE OF FIXED INCOME SECURITIES HELD BY AN UNDERLYING FUND IS
UNDERLYING FUNDS:                 LIKELY TO DECREASE. SECURITIES WITH LONGER DURATIONS TEND TO BE MORE SENSITIVE TO CHANGES IN
* AZL ENHANCED BOND INDEX FUND    INTEREST RATES, USUALLY MAKING THEM MORE VOLATILE THAN SECURITIES WITH SHORTER DURATIONS. A
* AZL FRANKLIN TEMPLETON FOUNDING NOMINAL INTEREST RATE CAN BE DESCRIBED AS THE SUM OF A REAL INTEREST RATE AND AN EXPECTED
  STRATEGY PLUS FUND              INFLATION RATE. INFLATION-INDEXED SECURITIES, INCLUDING TREASURY INFLATION-PROTECTED SECURITIES
o  PIMCO VIT                 ("TIPS"), DECLINE IN VALUE WHEN REAL INTEREST RATES RISE. IN CERTAIN INTEREST RATE ENVIRONMENTS,
  COMMODITYREALRETURN{TM}  SUCH AS WHEN REAL INTEREST RATES ARE RISING FASTER THAN NOMINAL INTEREST RATES, INFLATION-INDEXED
  STRATEGY PORTFOLIO              SECURITIES MAY EXPERIENCE GREATER LOSSES THAN OTHER FIXED INCOME SECURITIES WITH SIMILAR
o  PIMCO VIT TOTAL RETURN    DURATIONS.
  PORTFOLIO

ISSUER RISK
A PRINCIPAL RISK OF THE THE VALUE OF A SECURITY MAY DECLINE FOR A NUMBER OF REASONS THAT DIRECTLY RELATE TO THE ISSUER, SUCH AS
AZL FUSION FUNDS, THE   MANAGEMENT PERFORMANCE, FINANCIAL LEVERAGE, AND REDUCED DEMAND FOR THE ISSUER'S PRODUCTS OR SERVICES.
AZL INDEX STRATEGY
FUNDS AND THE AZL
ALLIANZ GLOBAL
INVESTORS SELECT FUND.
A PRINCIPAL RISK OF THE
  ALL OF THE UNDERLYING
  FUNDS.



                                       48



   The Allianz Variable Insurance Products Fund of Funds Trust -
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
MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





LEVERAGING RISK
A PRINCIPAL RISK OF THE FOLLOWING CERTAIN TRANSACTIONS MAY GIVE RISE TO A FORM OF LEVERAGE. SUCH TRANSACTIONS MAY INCLUDE, AMONG
UNDERLYING FUNDS:                 OTHERS, REVERSE REPURCHASE AGREEMENTS, LOANS OF PORTFOLIO SECURITIES, AND THE USE OF WHEN-ISSUED,
o  AZL BLACKROCK CAPITAL     DELAYED DELIVERY, OR FORWARD COMMITMENT TRANSACTION. THE USE OF DERIVATIVES MAY ALSO CREATE
  APPRECIATION FUND               LEVERAGING RISK. TO MITIGATE LEVERAGING RISK, THE UNDERLYING FUND WILL SEGREGATE OR "EARMARK"
o  AZL NFJ INTERNATIONAL     LIQUID ASSETS OR OTHERWISE COVER TRANSACTIONS THAT MAY GIVE RISE TO SUCH RISK. THE USE OF LEVERAGE
  VALUE FUND                      MAY CAUSE AN UNDERLYING FUND TO LIQUIDATE PORTFOLIO POSITIONS WHEN IT MAY NOT BE ADVANTAGEOUS TO
o  AZL OCC GROWTH FUND       DO SO TO SATISFY ITS OBLIGATIONS OR TO MEET SEGREGATION REQUIREMENTS. IN ADDITION, LEVERAGE,
o  PIMCO VIT                 INCLUDING BORROWING, MAY EXAGGERATE THE EFFECT OF ANY INCREASE OR DECREASE IN THE VALUE OF AN
  COMMODITYREALRETURN{TM}  UNDERLYING FUND'S PORTFOLIO SECURITIES.
  STRATEGY PORTFOLIO
o  PIMCO VIT TOTAL RETURN
  PORTFOLIO

LIQUIDITY RISK
A PRINCIPAL RISK OF THE FOLLOWING LIQUIDITY RISK EXISTS WHEN PARTICULAR INVESTMENTS ARE DIFFICULT TO PURCHASE OR SELL. INVESTMENTS
UNDERLYING FUNDS:                 IN ILLIQUID SECURITIES MAY REDUCE THE RETURNS OF THE UNDERLYING FUND BECAUSE IT MAY BE UNABLE TO
* AZL ENHANCED BOND INDEX FUND    SELL THE ILLIQUID SECURITIES AT AN ADVANTAGEOUS TIME OR PRICE. RESTRICTED SECURITIES MAY BE
* AZL FRANKLIN SMALL CAP VALUE    SUBJECT TO LIQUIDITY RISK BECAUSE THEY MAY HAVE TERMS THAT LIMIT THEIR RESALE TO OTHER INVESTORS
  FUND                            OR MAY REQUIRE REGISTRATION UNDER APPLICABLE SECURITIES LAWS BEFORE THEY MAY BE SOLD PUBLICLY.
* AZL MFS INVESTORS TRUST FUND    FUNDS WITH PRINCIPAL INVESTMENT STRATEGIES THAT INVOLVE RESTRICTED SECURITIES, FOREIGN SECURITIES,
* AZL NFJ INTERNATIONAL VALUE     DERIVATIVES, COMPANIES WITH SMALL MARKET CAPITALIZATION OR SECURITIES WITH SUBSTANTIAL MARKET
  FUND                            AND/OR CREDIT RISK TEND TO HAVE THE GREATEST EXPOSURE TO LIQUIDITY RISK.
* AZL OCC GROWTH FUND
* AZL OCC OPPORTUNITY FUND
o  AZL SCHRODER EMERGING
  MARKETS EQUITY FUND
o  PIMCO VIT
  COMMODITYREALRETURN{TM}
  STRATEGY PORTFOLIO
o  PIMCO VIT TOTAL RETURN
  PORTFOLIO
A PRINCIPAL RISK OF THE FOLLOWING THE UNDERLYING FUND MAY PURCHASE VARIABLE AND FLOATING RATE INSTRUMENTS. THE ABSENCE OF AN ACTIVE
UNDERLYING FUND:                  MARKET FOR THESE SECURITIES COULD MAKE IT DIFFICULT FOR THE UNDERLYING FUND TO DISPOSE OF THEM IF
* AZL MONEY MARKET FUND           THE ISSUER DEFAULTS.



                                       49



   The Allianz Variable Insurance Products Fund of Funds Trust -
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
MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





MARKET RISK
A PRINCIPAL   THE MARKET PRICE OF SECURITIES OWNED BY THE UNDERLYING FUND MAY GO UP OR DOWN, SOMETIMES RAPIDLY AND UNPREDICTABLY.
RISK OF THE   SECURITIES MAY DECLINE IN VALUE DUE TO FACTORS AFFECTING SECURITIES MARKETS GENERALLY OR PARTICULAR INDUSTRIES
AZL FUSION    REPRESENTED IN THE SECURITIES MARKETS. THE VALUE OF A SECURITY MAY DECLINE DUE TO GENERAL MARKET CONDITIONS THAT ARE
FUNDS, THE    NOT SPECIFICALLY RELATED TO A PARTICULAR COMPANY, SUCH AS REAL OR PERCEIVED ADVERSE ECONOMIC CONDITIONS, CHANGES IN
AZL INDEX     THE GENERAL OUTLOOK FOR CORPORATE EARNINGS, CHANGES IN INTEREST OR CURRENCY RATES, OR ADVERSE INVESTOR SENTIMENT. THEY
STRATEGY      MAY ALSO DECLINE DUE TO FACTORS THAT AFFECT A PARTICULAR INDUSTRY OR INDUSTRIES, SUCH AS LABOR SHORTAGES OR INCREASED
FUNDS AND THE PRODUCTION COSTS AND COMPETITIVE CONDITIONS WITHIN AN INDUSTRY. DURING A GENERAL DOWNTURN IN THE SECURITIES MARKETS,
AZL ALLIANZ   MULTIPLE ASSET CLASSES MAY DECLINE IN VALUE SIMULTANEOUSLY. THE VALUE OF THE UNDERLYING FUND'S PORTFOLIO MAY FLUCTUATE
GLOBAL        TO A GREATER OR LESSER DEGREE THAN FLUCTUATIONS OF THE GENERAL STOCK MARKET. FOR THOSE UNDERLYING FUNDS THAT INVEST IN
INVESTORS     STOCKS OF FOREIGN COMPANIES, THE VALUE OF THE UNDERLYING FUND'S PORTFOLIO WILL BE AFFECTED BY CHANGES IN FOREIGN STOCK
SELECT FUND.  MARKETS AND THE SPECIAL ECONOMIC AND OTHER FACTORS THAT MIGHT PRIMARILY AFFECT STOCK MARKETS IN PARTICULAR FOREIGN
A PRINCIPAL   COUNTRIES AND REGIONS. EQUITY SECURITIES GENERALLY HAVE GREATER PRICE VOLATILITY THAN FIXED INCOME SECURITIES.
  RISK OF ALL
  OF THE
  UNDERLYING
  FUNDS.



                                       50



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
A PRINCIPAL RISK OF THE FOLLOWING THE UNDERLYING FUND MAY INVEST IN A VARIETY OF MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES,
UNDERLYING FUNDS:                 WHICH ARE SUBJECT TO CERTAIN ADDITIONAL RISKS. GENERALLY, RISING INTEREST RATES TEND TO EXTEND THE
o  AZL ENHANCED BOND INDEX   DURATION OF FIXED RATE MORTGAGE-RELATED SECURITIES, MAKING THEM MORE SENSITIVE TO CHANGES IN
  FUND                            INTEREST RATES. AS A RESULT, IN A PERIOD OF RISING INTEREST RATES, AN UNDERLYING FUND THAT HOLDS
o  AZL VAN KAMPEN EQUITY AND MORTGAGE-RELATED SECURITIES MAY EXHIBIT ADDITIONAL VOLATILITY. THIS IS KNOWN AS EXTENSION RISK. IN
  INCOME FUND                     ADDITION, ADJUSTABLE AND FIXED RATE MORTGAGE-RELATED SECURITIES ARE SUBJECT TO PREPAYMENT RISK.
o  PIMCO VIT                 WHEN INTEREST RATES DECLINE, BORROWERS MAY PAY OFF THEIR MORTGAGES SOONER THAN EXPECTED. THIS CAN
  COMMODITYREALRETURN{TM}  REDUCE THE RETURNS OF AN UNDERLYING FUND BECAUSE THE UNDERLYING FUND WILL HAVE TO REINVEST THAT
  STRATEGY PORTFOLIO              MONEY AT THE LOWER PREVAILING INTEREST RATES. IF AN UNDERLYING FUND PURCHASES MORTGAGE-BACKED OR
o  PIMCO VIT TOTAL RETURN    ASSET-BACKED SECURITIES THAT ARE SUBORDINATED TO OTHER INTERESTS IN THE SAME MORTGAGE POOL, THE
  PORTFOLIO                       UNDERLYING FUND MAY RECEIVE PAYMENTS ONLY AFTER THE POOL'S OBLIGATIONS TO OTHER INVESTORS HAVE
                                  BEEN SATISFIED. AN UNEXPECTEDLY HIGH RATE OF DEFAULTS ON THE MORTGAGES HELD BY A MORTGAGE POOL MAY
                                  LIMIT SUBSTANTIALLY THE POOL'S ABILITY TO MAKE PAYMENTS OF PRINCIPAL OR INTEREST TO THE UNDERLYING
                                  FUND AS A HOLDER OF SUCH SUBORDINATED SECURITIES, REDUCING THE VALUES OF THOSE SECURITIES OR IN
                                  SOME CASES RENDERING THEM WORTHLESS. THE RISK OF SUCH DEFAULTS IS GENERALLY HIGHER IN THE CASE OF
                                  MORTGAGE POOLS THAT INCLUDE SO-CALLED "SUBPRIME" MORTGAGES. AN UNEXPECTEDLY HIGH OR LOW RATE OF
                                  PREPAYMENTS ON A POOL'S UNDERLYING MORTGAGES MAY HAVE A SIMILAR EFFECT ON SUBORDINATED SECURITIES.
                                  A MORTGAGE POOL MAY ISSUE SECURITIES SUBJECT TO VARIOUS LEVELS OF SUBORDINATION. THE RISK OF NON-
                                  PAYMENT AFFECTS SECURITIES AT EACH LEVEL, ALTHOUGH THE RISK IS GREATER IN THE CASE OF MORE HIGHLY
                                  SUBORDINATED SECURITIES. AN UNDERLYING FUND'S INVESTMENTS IN OTHER ASSET-BACKED SECURITIES ARE
                                  SUBJECT TO RISKS SIMILAR TO THOSE ASSOCIATED WITH MORTGAGE-RELATED SECURITIES, AS WELL AS
                                  ADDITIONAL RISKS ASSOCIATED WITH THE NATURE OF THE ASSETS AND THE SERVICING OF THOSE ASSETS.



                                       51



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
MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





OPTIONS RISK
A PRINCIPAL THE VALUE OF THE FUND'S POSITIONS IN INDEX OPTIONS FLUCTUATES IN RESPONSE TO CHANGES IN THE VALUE OF THE UNDERLYING
RISK OF THE INDEX. WRITING INDEX CALL OPTIONS REDUCES THE RISK OF OWNING STOCKS, BUT IT LIMITS THE OPPORTUNITY TO PROFIT FROM AN
FOLLOWING   INCREASE IN THE MARKET VALUE OF STOCKS IN EXCHANGE FOR UP-FRONT CASH AT THE TIME OF SELLING THE CALL OPTION. THE FUND
UNDERLYING  ALSO RISKS LOSING ALL OR PART OF THE CASH PAID FOR PURCHASING INDEX PUT OPTIONS. UNUSUAL MARKET CONDITIONS OR THE LACK
FUND:       OF A READY MARKET FOR ANY PARTICULAR OPTION AT A SPECIFIC TIME MAY REDUCE THE EFFECTIVENESS OF THE FUND'S OPTION
* AZL       STRATEGIES, AND FOR THESE AND OTHER REASONS THE FUND'S OPTION STRATEGIES MAY NOT REDUCE THE FUND'S VOLATILITY TO THE
  GATEWAY   EXTENT DESIRED. FROM TIME TO TIME, THE FUND MAY REDUCE ITS HOLDINGS OF PUT OPTIONS, RESULTING IN AN INCREASED EXPOSURE
  FUND      TO A MARKET DECLINE.

PORTFOLIO TURNOVER
A PRINCIPAL RISK THE UNDERLYING FUND MAY ACTIVELY AND FREQUENTLY TRADE ITS PORTFOLIO SECURITIES. HIGH PORTFOLIO TURNOVER (100% OR
OF THE FOLLOWING MORE) RESULTS IN HIGHER TRANSACTION COSTS AND CAN ADVERSELY AFFECT THE UNDERLYING FUND'S PERFORMANCE.
UNDERLYING
FUNDS:
* AZL DREYFUS
  EQUITY GROWTH
  FUND
* AZL JPMORGAN
  U.S. EQUITY
  FUND
* AZL MFS
  INVESTORS
  TRUST FUND
* AZL NACM
  INTERNATIONAL
  GROWTH FUND
* AZL NFJ
  INTERNATIONAL
  VALUE FUND
* AZL OCC GROWTH
  FUND
* AZL OCC
  OPPORTUNITY
  FUND
* AZL SCHRODER
  EMERGING
  MARKETS EQUITY
  FUND
* AZL TURNER
  QUANTITATIVE
  SMALL CAP
  GROWTH FUND
* AZL EATON
  VANCE LARGE
  CAP VALUE FUND



                                       52



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
MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





REAL ESTATE INVESTMENTS RISK
A PRINCIPAL THE PERFORMANCE OF REAL ESTATE INVESTMENTS (REITS) DEPENDS ON THE STRENGTH OF REAL ESTATE MARKETS, REIT MANAGEMENT AND
RISK OF THE PROPERTY MANAGEMENT WHICH CAN BE AFFECTED BY MANY FACTORS, INCLUDING NATIONAL AND REGIONAL ECONOMIC CONDITIONS.
FOLLOWING
UNDERLYING
FUNDS:
* AZL
  COLUMBIA
  MID CAP
  VALUE
  FUND
* AZL EATON
  VANCE
  LARGE CAP
  VALUE
  FUND
* AZL
  JPMORGAN
  U.S.
  EQUITY
  FUND
* AZL OCC
  GROWTH
  FUND
* AZL S&P
  500 INDEX
  FUND
* AZL VAN
  KAMPEN
  EQUITY
  AND
  INCOME
  FUND
* AZL VAN
  KAMPEN
  GROWTH
  AND
  INCOME
  FUND
* AZL VAN
  KAMPEN
  MID CAP
  GROWTH
  FUND
A PRINCIPAL BECAUSE OF THE UNDERLYING FUND'S POLICY OF CONCENTRATING ITS INVESTMENTS IN SECURITIES OF COMPANIES OPERATING IN THE
RISK OF THE REAL ESTATE INDUSTRY, THE UNDERLYING FUND IS MORE SUSCEPTIBLE TO THE RISKS OF INVESTING IN REAL ESTATE DIRECTLY. REAL
FOLLOWING   ESTATE IS A CYCLICAL BUSINESS, HIGHLY SENSITIVE TO GENERAL AND LOCAL ECONOMIC DEVELOPMENTS AND CHARACTERIZED BY INTENSE
UNDERLYING  COMPETITION AND PERIODIC OVERBUILDING. REAL ESTATE INCOME AND VALUES MAY ALSO BE GREATLY AFFECTED BY DEMOGRAPHIC TRENDS,
FUND:       SUCH AS POPULATION SHIFTS OR CHANGING TASTES AND VALUES. GOVERNMENT ACTIONS, SUCH AS TAX INCREASES, ZONING LAW CHANGES
* AZL VAN   OR ENVIRONMENTAL REGULATIONS, MAY ALSO HAVE A MAJOR IMPACT ON REAL ESTATE. CHANGING INTEREST RATES AND CREDIT QUALITY
  KAMPEN    REQUIREMENTS WILL ALSO AFFECT THE CASH FLOW OF REAL ESTATE COMPANIES AND THEIR ABILITY TO MEET CAPITAL NEEDS. INVESTING
  GLOBAL    IN COMPANIES OPERATING IN THE REAL ESTATE INDUSTRY ALSO EXPOSES INVESTORS TO THE WAY IN WHICH THESE REAL ESTATE
  REAL      COMPANIES ARE ORGANIZED AND OPERATED. IN ADDITION TO INVESTING DIRECTLY IN REAL ESTATE, THESE COMPANIES MAY ENGAGE
  ESTATE    DIRECTLY IN REAL ESTATE MANAGEMENT OR DEVELOPMENT ACTIVITIES. OPERATING THESE COMPANIES REQUIRES SPECIALIZED MANAGEMENT
  FUND      SKILLS AND THE UNDERLYING FUND INDIRECTLY BEARS THE MANAGEMENT EXPENSES OF THESE COMPANIES ALONG WITH THE DIRECT
            EXPENSES OF THE UNDERLYING FUND. INDIVIDUAL REAL ESTATE COMPANIES MAY OWN A LIMITED NUMBER OF PROPERTIES AND MAY
            CONCENTRATE IN A PARTICULAR REGION OR PROPERTY TYPE.



                                       53



   The Allianz Variable Insurance Products Fund of Funds Trust -
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
MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





SECURITY QUALITY RISK (ALSO KNOWN AS "HIGH YIELD RISK")
A PRINCIPAL RISK OF THE FOLLOWING THE UNDERLYING FUND MAY INVEST IN HIGH YIELD, HIGH RISK DEBT SECURITIES AND UNRATED SECURITIES OF
UNDERLYING FUNDS:                 SIMILAR CREDIT QUALITY (COMMONLY KNOWN AS "JUNK BONDS") MAY BE SUBJECT TO GREATER LEVELS OF CREDIT
* PIMCO VIT                       AND LIQUIDITY RISK THAN FUNDS THAT DO NOT INVEST IN SUCH SECURITIES. THESE SECURITIES ARE
  COMMODITYREALRETURN{TM}  CONSIDERED PREDOMINATELY SPECULATIVE WITH RESPECT TO THE ISSUER'S CONTINUING ABILITY TO MAKE
  STRATEGY PORTFOLIO              PRINCIPAL AND INTEREST PAYMENTS. AN ECONOMIC DOWNTURN OR PERIOD OF RISING INTEREST RATES COULD
o  PIMCO VIT TOTAL RETURN    ADVERSELY AFFECT THE MARKET FOR THESE SECURITIES AND REDUCE THE UNDERLYING FUND'S ABILITY TO SELL
  PORTFOLIO                       THESE SECURITIES (LIQUIDITY RISK). IF THE ISSUER OF A SECURITY IS IN DEFAULT WITH RESPECT TO
                                  INTEREST OR PRINCIPAL PAYMENTS, THE UNDERLYING FUND MAY LOSE THE VALUE OF ITS ENTIRE INVESTMENT.

SELECTION RISK
A PRINCIPAL RISK OF THE FOLLOWING THE UNDERLYING FUND IS AN ACTIVELY MANAGED INVESTMENT PORTFOLIO. THE PORTFOLIO MANAGER(S) MAKE
UNDERLYING FUNDS:                 INVESTMENT DECISIONS FOR THE UNDERLYING FUND'S ASSETS. HOWEVER, THERE CAN BE NO GUARANTEE THEY
* AZL BLACKROCK CAPITAL           WILL PRODUCE THE DESIRED RESULTS AND POOR SECURITY SELECTION MAY CAUSE THE UNDERLYING FUND TO
  APPRECIATION FUND               UNDERPERFORM ITS BENCHMARK INDEX OR OTHER FUNDS WITH SIMILAR INVESTMENT OBJECTIVES.
* AZL COLUMBIA MID CAP VALUE FUND
* AZL COLUMBIA SMALL CAP VALUE
  FUND
* AZL DAVIS NY VENTURE FUND
* AZL DREYFUS EQUITY GROWTH FUND
* AZL EATON VANCE LARGE CAP VALUE
  FUND
* AZL FRANKLIN SMALL CAP VALUE
  FUND
* AZL INVESCO INTERNATIONAL
  EQUITY FUND
* AZL JPMORGAN U.S. EQUITY FUND
* AZL MFS INVESTORS TRUST FUND
* AZL NACM INTERNATIONAL GROWTH
  FUND
* AZL NFJ INTERNATIONAL VALUE
  FUND
* AZL OCC GROWTH FUND
* AZL OCC OPPORTUNITY FUND
* AZL SCHRODER EMERGING MARKETS
  EQUITY FUND
* AZL TURNER QUANTITATIVE SMALL
  CAP GROWTH FUND
* AZL VAN KAMPEN EQUITY AND
  INCOME FUND
* AZL VAN KAMPEN GLOBAL REAL
  ESTATE FUND
* AZL VAN KAMPEN GROWTH AND
  INCOME FUND
* AZL VAN KAMPEN INTERNATIONAL
  EQUITY FUND
* AZL VAN KAMPEN MID CAP GROWTH
  FUND
o  PIMCO VIT
  COMMODITYREALRETURN{TM}
  STRATEGY PORTFOLIO
o  PIMCO VIT TOTAL RETURN
  PORTFOLIO



                                       54



   The Allianz Variable Insurance Products Fund of Funds Trust -
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
MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





SHORT SALE RISK
A PRINCIPAL RISK OF THE FOLLOWING SHORT SALES ARE SUBJECT TO SPECIAL RISKS. A SHORT SALE INVOLVES THE SALE BY THE UNDERLYING FUND OF
UNDERLYING FUNDS:                 A SECURITY THAT IT DOES NOT OWN WITH THE HOPE OF PURCHASING THE SAME SECURITY AT A LATER DATE AT A
* PIMCO VIT                       LOWER PRICE. CERTAIN OF THE UNDERLYING FUNDS MAY ALSO ENTER INTO SHORT DERIVATIVES POSITIONS
  COMMODITYREALRETURN{TM}  THROUGH FUTURES CONTRACTS OR SWAP AGREEMENTS. IF THE PRICE OF THE SECURITY OR DERIVATIVE HAS
  STRATEGY PORTFOLIO              INCREASED DURING THIS TIME, THEN THE UNDERLYING FUND WILL INCUR A LOSS EQUAL TO THE INCREASE IN
o  PIMCO VIT TOTAL RETURN    PRICE FROM THE TIME THAT THE SHORT SALE WAS ENTERED INTO PLUS ANY PREMIUMS AND INTEREST PAID TO
  PORTFOLIO                       THE THIRD PARTY. THEREFORE, SHORT SALES INVOLVE THE RISK THAT LOSSES MAY BE EXAGGERATED,
                                  POTENTIALLY RESULTING IN THE LOSS OF MORE MONEY THAN THE ACTUAL COST OF THE INVESTMENT. SHORT
                                  SALES "AGAINST THE BOX" GIVE UP THE OPPORTUNITY FOR CAPITAL APPRECIATION IN THE SECURITY. ALSO,
                                  THERE IS THE RISK THAT THE THIRD PARTY TO THE SHORT SALE MAY FAIL TO HONOR ITS CONTRACT TERMS,
                                  CAUSING A LOSS TO THE UNDERLYING FUND.

SUBSIDIARY RISK
A PRINCIPAL RISK OF THE FOLLOWING BY INVESTING IN A WHOLLY-OWNED SUBSIDIARY, THE PORTFOLIO IS INDIRECTLY EXPOSED TO THE RISKS
UNDERLYING FUND:                  ASSOCIATED WITH THE SUBSIDIARY'S INVESTMENTS. THE DERIVATIVES AND OTHER INVESTMENT HELD BY THE
* PIMCO VIT                       SUBSIDIARY ARE GENERALLY SIMILAR TO THOSE THAT ARE PERMITTED TO BE HELD BY THE PORTFOLIO AND ARE
  COMMODITYREALRETURN{TM}  SUBJECT TO THE SAME RISKS THAT APPLY TO SIMILAR INVESTMENTS IF HELD DIRECTLY BY THE PORTFOLIO.
  STRATEGY PORTFOLIO              THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF THE SUBSIDIARY WILL BE ACHIEVED. THE
                                  SUBSIDIARY IS NOT REGISTERED UNDER THE 1940 ACT AND IS GENERALLY NOT SUBJECT TO ALL THE INVESTOR
                                  PROTECTIONS OF THE 1940 ACT. IN ADDITIONAL, CHANGES IN THE LAWS OF THE UNITED STATES AND/OR THE
                                  CAYMAN ISLANDS, UNDER WHOSE LAWS THE SUBSIDIARY IS ORGANIZED, COULD RESULT IN THE INABILITY OF THE
                                  PORTFOLIO AND/OR THE SUBSIDIARY TO OPERATE AS PLANNED AND COULD ADVERSELY AFFECT THE PORTFOLIO.




                                       55



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MORE ABOUT THE FUNDS                                       INVESTMENT RISKS





TAX RISK
A PRINCIPAL RISK OF THE FOLLOWING THE PORTFOLIO GAINS EXPOSURE TO THE COMMODITIES MARKETS THROUGH INVESTMENTS IN COMMODITY-LINKED
UNDERLYING FUND:                  DERIVATIVE INSTRUMENTS, INCLUDING COMMODITY INDEX-LINKED NOTES, SWAP AGREEMENT, COMMODITY OPTIONS,
o  PIMCO VIT                 FUTURES, AND OPTION OF FUTURES. THE PORTFOLIO MAY ALSO GAIN EXPOSURE INDIRECTLY TO COMMODITY
  COMMODITYREALRETURN{TM}  MARKETS BY INVESTING IN A WHOLLY-OWNED SUBSIDIARY, WHICH INVESTS PRIMARILY IN COMMODITY-LINKED
  STRATEGY PORTFOLIO              DERIVATIVE INSTRUMENTS. IN ORDER FOR THE PORTFOLIO TO QUALIFY AS A REGULATED INVESTMENT COMPANY
                                  UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE"), THE PORTFOLIO
                                  MUST DERIVE AT LEAST 90% OF ITS GROSS INCOME EACH TAXABLE YEAR FROM CERTAIN QUALIFYING SOURCES OF
                                  INCOME. THE INTERNAL REVENUE SERVICE (THE "IRS") ISSUED A REVENUE RULING WHICH HOLDS THAT INCOME
                                  DERIVED FROM COMMODITY INDEX-LINKED SWAPS IS NOT QUALIFYING INCOME UNDER SUBCHAPTER M OF THE CODE.
                                  HOWEVER, THE IRS HAS ISSUED A PRIVATE LETTER RULING TO THE PORTFOLIO IN WHICH THE IRS SPECIFICALLY
                                  CONCLUDED THAT INCOME FROM CERTAIN COMMODITY INDEX-LINKED NOTES IS QUALIFYING INCOME. IN ADDITION,
                                  THE IRS HAS ALSO ISSUED ANOTHER PRIVATE LETTER RULING TO THE PORTFOLIO IN WHICH THE IRS
                                  SPECIFICALLY CONCLUDED THAT INCOME DERIVED FROM THE PORTFOLIO'S INVESTMENT IN ITS SUBSIDIARY WILL
                                  ALSO CONSTITUTE QUALIFYING INCOME TO THE PORTFOLIO. BASED ON SUCH RULINGS, THE PORTFOLIO WILL SEEK
                                  TO GAIN EXPOSURE TO THE COMMODITY MARKETS PRIMARILY THROUGH INVESTMENTS IN COMMODITY INDEX-LINKED
                                  NOTES AND THROUGH INVESTMENTS IN ITS SUBSIDIARY. THE USE OF COMMODITY INDEX-LINKED NOTES AND
                                  INVESTMENTS IN THE SUBSIDIARY INVOLVE SPECIFIC RISKS.


VALUE STOCKS RISK
A PRINCIPAL RISK THE VALUE STYLE OF INVESTING EMPHASIZES STOCKS OF UNDERVALUED COMPANIES WHOSE CHARACTERISTICS MAY LEAD TO IMPROVED
OF THE FOLLOWING VALUATIONS. THESE STOCKS MAY REMAIN UNDERVALUED BECAUSE VALUE STOCKS, AS A CATEGORY, MAY LOSE FAVOR WITH INVESTORS
UNDERLYING       COMPARED TO OTHER CATEGORIES OF STOCKS OR BECAUSE THE VALUATIONS OF THESE STOCKS DO NOT IMPROVE IN RESPONSE TO
FUNDS:           CHANGING MARKET OR ECONOMIC CONDITIONS.
* AZL COLUMBIA
  MID CAP VALUE
  FUND
* AZL COLUMBIA
  SMALL CAP
  VALUE FUND
* AZL DAVIS NY
  VENTURE FUND
* AZL EATON
  VANCE LARGE
  CAP VALUE FUND
* AZL FRANKLIN
  SMALL CAP
  VALUE FUND
* AZL JPMORGAN
  U.S. EQUITY
  FUND
* AZL MFS
  INVESTORS
  TRUST FUND
* AZL NFJ
  INTERNATIONAL
  VALUE FUND
* AZL VAN KAMPEN
  EQUITY AND
  INCOME FUND
* AZL VAN KAMPEN
  INTERNATIONAL
  EQUITY FUND


                                       56



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MANAGEMENT




MANAGEMENT

THE MANAGER
Allianz Investment Management LLC serves as the Manager for the Funds. The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.

The Manager performs an analysis of possible investments for the AZL Fusion Funds and selects the Fusion Permitted Underlying Investments. The Manager is assisted in this process by Wilshire Funds Management ("Wilshire"), which serves as consultant to the Manager pursuant to an agreement between the Manager and Wilshire. For the AZL Fusion Funds, the AZL Index Strategy Funds, and the AZL Allianz Global Investors Select Fund, the Manager maintains the list of underlying funds, and reviews and adjusts, in its discretion, the allocations of assets to the underlying funds. As of December 31, 2009, the Manager had aggregate assets under management of $8.07 billion.

Jeffrey W. Kletti is the portfolio manager of the Funds. Mr. Kletti is a Chartered Financial Analyst and joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 2000. Mr. Kletti served as senior vice president of the Manager from its inception in 2001 until he was elected its president in 2005. Previously, Mr. Kletti held positions with Fortis Financial Group, IAI Mutual Funds, and Kemper Financial Services.

The Manager manages unregistered investment pools in which the Funds may invest. Currently, the Manager's only clients are the Trust, the Allianz Variable Insurance Products Trust, and the unregistered investment pools.

The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various subadvisers, some of which are affiliates of the Manager, for the underlying funds. The subadvisers manage the portfolio securities of the underlying funds and provide additional services including research, selection of brokers, and similar services. The Manager compensates the subadvisers for their services as provided in the Subadvisory Agreements.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager determines which funds should be underlying funds, and determines allocations to underlying funds, all subject to the oversight of the Board of Trustees. The Manager currently acts as Manager of all of the Funds of the Trust. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager is available in the Annual Reports for the Funds for the year ended December 31, 2009.

The Manager is a subsidiary of Allianz SE, one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany, and has operations in more than 70 countries. As of December 31, 2009, Allianz SE had third-party assets under management of $1.73 trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, investment adviser, and mutual fund businesses.


DUTIES OF THE MANAGER
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the Funds, and advises on the Funds' investment policies. The Manager is also responsible for selecting underlying funds, the allocation of assets to each underlying fund, and the allocation of the Funds' assets to other investment strategies or asset classes in which the Funds are permitted to invest under their respective investment policies and restrictions and applicable regulations. The Manager continuously monitors the performance of various investment management organizations, including the subadvisers of the underlying funds, and generally oversees the services provided to the Funds by the administrator, the custodian, and other service providers.

The Manager is paid a fee by the Fund for its services, as set forth below.

Each of these Funds, the underlying funds of the VIP Trust, and the Manager under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
* hire one or more subadvisers;
* change subadvisers; and

                                       57



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MANAGEMENT



* reallocate management fees between itself and subadvisers.
Under a Manager of Managers structure, the Manager continues to have the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee subadvisers and recommend their hiring, termination, and replacement. No Fund of the FOF Trust currently relies on this order, and no Fund will rely on the order until it receives approval from:
* its shareholders; or
* the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.


MANAGEMENT FEES
Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2009 at the annual rate shown on the following table, before and after fee waivers:

                                                  PERCENTAGE OF AVERAGE                    PERCENTAGE OF AVERAGE
                                         NET ASSETS FOR THE PERIOD ENDED 12/31/09 NET ASSETS FOR THE PERIOD ENDED 12/31/09
                                                    BEFORE FEE WAIVERS                       AFTER FEE WAIVERS
AZL Allianz Global Investors Select Fund                  0.05%                                    0.00%
AZL Balanced Index Strategy Fund                          0.05%                                    0.05%
AZL Fusion Balanced Fund                                  0.20%                                    0.15%
AZL Fusion Conservative Fund                              0.20%                                    0.00%
AZL Fusion Moderate Fund                                  0.20%                                    0.15%
AZL Fusion Growth Fund                                    0.20%                                    0.15%
AZL Fusion Edge Fund*                                       NA                                       NA
AZL Growth Index Strategy                                 0.05%                                    0.05%

  *The Fund had not commenced operations as of December 31, 2009.

 The Manager, not any Fund, pays a consultant fee to Wilshire.

 The Manager and the Funds have entered into a written agreement limiting operating expenses (excluding certain Fund expenses including, but not limited to, Acquired Fund Fees and Expenses, and any taxes, interest, brokerage fees or extraordinary expenses) to 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other four AZL Fusion Funds, and 0.20% for the AZL Index Strategy Funds and the AZL Allianz Global Investors Select Fund through April 30, 2011. Each Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of expenses previously paid by the Manager pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that a Fund makes such reimbursements to the Manager, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

 Each Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. The Manager believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the underlying funds. These services include the asset allocation and monitoring functions provided by the Manager.

 The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution services or service fees to the insurance companies (or their affiliates) that issue the Contracts for customer service and other administrative services. The amount of such 12b-1 fees or service fees may vary depending on the underlying fund. Such 12b-1 fees or service fees generally are paid by shareholders of the underlying funds, including the Funds, and have the effect of increasing the




                                       58



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MANAGEMENT



 expenses incurred by the Funds. The Manager may invest in an underlying fund with a 12b-1 fee or a service fee in circumstances where an identical fund without such fees, or with lower fees, may be available.

 The underlying funds do not pay 12b-1 fees or service fees to the Funds, and the Funds do not pay 12b-1 fees or service fees. The distributor of the Contracts is an affiliate of the Manager.

 Investment advisers to the underlying funds, or their affiliates, also may pay the insurance companies offering the Contracts through which the Funds are sold a service fee for servicing customer accounts. For further information regarding these fees, please see your Contract prospectus.

 The Statement of Additional Information (SAI) has more detailed information about the Manager and other service providers to the Funds. The SAI also provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Funds.


THE ADMINISTRATOR
 Citi Fund Services Ohio, Inc. ("Citi"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent, and fund accountant. Citi provides office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. Citi also acts as administrator of the funds that are series of the Allianz Variable Insurance Products Trust (the "VIP Trust"). The VIP Trust is affiliated with the Funds.


THE DISTRIBUTOR
 Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager. ALFS also acts as distributor of the VIP Trust, which is affiliated with the Funds.


PAYMENTS TO AFFILIATED INSURANCE COMPANIES
 Currently, the Funds are available as underlying investment options for certain Contracts offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, the Contracts include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Contracts. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Contracts. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Contracts.

 OTHER ADMINISTRATIVE SERVICES
 The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Funds and the Nonproprietary Funds that are available under the Contracts. The Affiliated Insurance Companies may receive payment for these services.


TRANSFER SUPPORTED FEATURES OF CERTAIN ANNUITY CONTRACTS

 The Funds may be offered under certain Contracts that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your Contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse





                                       59



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

MANAGEMENT




 impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.


LEGAL PROCEEDINGS
 The Manager is not aware of any material pending legal proceedings, other than ordinary routine litigation incidental to the business, to which the Manager or principal underwriter is a party.

 For information about legal proceedings of the underlying funds of the VIP Trust, please see the prospectus for the funds of the VIP Trust. To request a copy of the prospectus, see the back cover of this prospectus or contact us at 1-877-833-7113.




                                       60



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

SHAREHOLDER INFORMATION




SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
 The price of each Fund share is based on its net asset value ("NAV"). The NAV is the current value of a share in a mutual fund. It is the Fund's assets minus liabilities divided by the number of outstanding shares. The NAV for each Fund is determined at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

 The assets of each Fund consist primarily of shares of underlying funds and may also include other securities, including interests in unregistered investment pools and unaffiliated mutual funds. Shares of underlying funds, interests in unregistered investment pools, and shares of unaffiliated mutual funds are valued at their respective NAVs. Other securities are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

 The securities, other than short-term debt securities, held by a Fund's underlying funds or other underlying investments (collectively, the "Permitted Underlying Investment") are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the directors or trustees of the underlying funds or unaffiliated mutual funds, or in the case of an affiliated or unaffiliated unregistered investment pool, the pool's trustee. The effect of using fair value pricing is that a Fund's NAV will be subject to the judgment respectively of (1) the Board of Trustees of the Trust, (2) the directors or trustees of the underlying funds or unaffiliated mutual funds, or their respective designees, or (3) the trustee of an affiliated or unaffiliated unregistered investment pool, instead of being determined by the market. In addition, foreign securities acquired by a Permitted Underlying Investment may be valued in foreign markets on days when the Permitted Underlying Investment's NAV is not calculated. In such cases, the NAV of an Underlying Investment, or a Fund, through an Underlying Investment, may be significantly affected on days when investors cannot buy or sell shares. For additional information on fair value pricing, see the prospectuses for the underlying funds and the unaffiliated mutual funds in which a Fund may have invested.

 Options purchased and held by the Funds or by a Permitted Underlying Investment generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of trading on the principal exchange. The close of trading for some options exchanges may occur later than the 4:00 p.m. closing of the NYSE, but is not expected to occur later than 4:15 p.m. Eastern Time. This means that a Fund holding options may not determine its NAV until 4:15 p.m. Eastern Time. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.


PURCHASE AND REDEMPTION OF SHARES
 Investors may not purchase or redeem shares of the Funds directly, but only through the Contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a Contract, how to select specific Funds as investment options for your Contract and how to redeem monies from the Funds.

 Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

 The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

 The right of purchase and redemption of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the




                                       61



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

SHAREHOLDER INFORMATION



 market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.

 Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subacount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.


MARKET TIMING
 The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

 Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

 As required by SEC rules, the Funds have entered into agreements with their financial intermediaries, including the affiliated insurance companies, whereby the Funds or their agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Funds. If the Funds detect market timing activities either at the omnibus or individual account level, the Funds may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Funds.

 Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

 The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.


DIVIDENDS, DISTRIBUTIONS, AND TAXES
 Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for all Funds are distributed at least annually.

 All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.




                                       62



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

SHAREHOLDER INFORMATION



 Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a Contract.

 Persons investing in Contracts should refer to the prospectuses with respect to such Contracts for further information regarding the tax treatment of the Contracts and the separate accounts in which the Contracts are invested.


PORTFOLIO SECURITIES
 A description of the Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' SAI.




                                       63



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FINANCIAL HIGHLIGHTS



FINANCIAL HIGHLIGHTS
 The financial highlights table is intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and Fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.

 This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.



                                       64



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FINANCIAL HIGHLIGHTS



AZL ALLIANZ GLOBAL INVESTORS SELECT FUND*
 (SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                          OCTOBER 23, 2009 TO DECEMBER 31, 2009(A)



NET ASSET VALUE, BEGINNING OF PERIOD.....................................   $  10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss).............................................   0.02
Net Realized and Unrealized Gains/(Losses) on Investments................      0.21
Total from Investment Activities.........................................      0.23
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income....................................................      (0.06)
Total Dividends                                                                (0.06)
NET ASSET VALUE, END OF PERIOD...........................................   $  10.17
TOTAL RETURN(B) (C)                                                         2.33%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).......................................   $  3,061
Net Investment Income/(Loss)(d)..........................................   2.86%
Expenses Before Reductions(d) (e)........................................   4.56%
Expenses Net of Reductions(d)............................................   0.20%
Portfolio Turnover Rate(c)...............................................   0.20%

*   The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL BALANCED INDEX STRATEGY FUND*
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                           JULY 10, 2009 TO
                                                                             DECEMBER 31,
                                                                               2009(A)
NET ASSET VALUE, BEGINNING OF PERIOD...................................... $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)..............................................   (0.00)(b)
Net Realized and Unrealized Gains/(Losses) on Investments.................   1.43
Total from Investment Activities..........................................   1.43
NET ASSET VALUE, END OF PERIOD............................................ $ 11.43
TOTAL RETURN(c) (d)                                                          14.30%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........................................ $ 137,067
Net Investment Income/(Loss)(e)...........................................   (0.03)%
Expenses Before Reductions(e) (f).........................................   0.20%
Expenses Net of Reductions(e).............................................   0.20%
Portfolio Turnover Rate(d)................................................   49.76%

*   The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Period from commencement of operations.
(b) Represents less than $0.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.




                                       65



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FINANCIAL HIGHLIGHTS



AZL FUSION BALANCED FUND*
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                   YEAR ENDED DECEMBER 31,          APRIL 29, 2005 TO
                                                                                                      DECEMBER 31,
                                                             2009      2008       2007      2006      2005(A)
NET ASSET VALUE, BEGINNING OF PERIOD.                      $ 8.35    $ 12.16    $ 11.65   $ 10.73   $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss).........                        0.12      0.20       0.24      0.16      0.06
Net Realized and Unrealized Gains/ (Losses) on Investments   2.09      (3.43)     0.58      0.85      0.67
Total from Investment Activities.....                        2.21      (3.23)     0.82      1.01      0.73
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income................                        (0.18)    (0.25)     (0.16)    (0.03)    -
Net Realized Gains                                           (0.28)    (0.33)     (0.15)    (0.06)    -
Total Dividends                                              (0.46)    (0.58)     (0.31)    (0.09)    -
NET ASSET VALUE, END OF PERIOD.......                      $ 10.10   $ 8.35     $ 12.16   $ 11.65   $ 10.73
TOTAL RETURN(b) (c)                                          26.71%    (27.44)%   7.11%     9.49%     7.30%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)...                      $ 583,489 $ 299,155  $ 368,394 $ 274,945 $ 117,000
Net Investment Income/(Loss)(d)......                        2.65%     2.37%      2.49%     2.18%     1.75%
Expenses Before Reductions(d) (e)....                        0.25%     0.25%      0.26%     0.30%     0.50%
Expenses Net of Reductions(d)........                        0.20%     0.25%      0.26%     0.30%     0.30%
Portfolio Turnover Rate(c)...........                        36.81%    61.54%     32.61%    44.38%    3.96%

*   The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL FUSION CONSERVATIVE FUND*
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                          OCTOBER 23, 2009 TO
                                                                          DECEMBER 31 , 2009(A)


NET ASSET VALUE, BEGINNING OF PERIOD.....................................   $  10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss).............................................   0.02
Net Realized and Unrealized Gains/(Losses) on Investments................      0.16
Total from Investment Activities.........................................      0.18
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income....................................................      (0.10)
Total Dividends                                                                (0.10)
NET ASSET VALUE, END OF PERIOD...........................................   $  10.08
TOTAL RETURN(b) (c)                                                         1.81%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).......................................   $  5,998
Net Investment Income/(Loss)(d)..........................................   2.36%
Expenses Before Reductions(d) (e)........................................   2.56%
Expenses Net of Reductions(d)............................................   0.35%
Portfolio Turnover Rate(c)...............................................   52.84%

*   The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.




                                       66



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FINANCIAL HIGHLIGHTS



AZL FUSION GROWTH FUND*
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                                                      APRIL 29, 2005 TO
                                                                    YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                             2009      2008       2007        2006         2005(A)
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 7.36    $ 12.94    $ 12.49     $ 11.21   $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)........                         0.11      0.12       0.12        0.06      0.01
Net Realized and Unrealized Gains/ (Losses) on Investments   2.20      (4.94)     0.60        1.29      1.20
Total from Investment Activities....                         2.31      (4.82)     0.72        1.35      1.21
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...............                         (0.18)    (0.16)     (0.06)      (0.01)    -
Net Realized Gains                                           (0.34)    (0.60)     (0.21)      (0.06)    -
Total Dividends                                              (0.52)    (0.76)     (0.27)      (0.07)    -
NET ASSET VALUE, END OF PERIOD......                       $ 9.15    $ 7.36     $ 12.94     $ 12.49   $ 11.21
TOTAL RETURN(b) (c)                                          31.84%    (38.77)%   5.75%       12.20%    12.10%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..                       $ 825,266 $ 632,430  $ 1,127,353 $ 900,439 $ 342,171
Net Investment Income/(Loss)(d).....                         1.39%     1.15%      1.10%       0.81%     0.42%
Expenses Before Reductions(d) (e)...                         0.25%     0.24%      0.25%       0.26%     0.38%
Expenses Net of Reductions(d).......                         0.20%     0.24%      0.25%       0.26%     0.30%
Portfolio Turnover Rate(c)..........                         52.93%    62.37%     32.07%      28.37%    0.58%

*   The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


AZL FUSION MODERATE FUND*
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                                                   APRIL 29, 2005 TO
                                                                  YEAR ENDED DECEMBER 31,          DECEMBER 31,
                                                            2009      2008       2007      2006      2005(A)
NET ASSET VALUE, BEGINNING OF PERIOD.                     $ 7.75    $ 12.45    $ 11.98   $ 10.91   $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss).........                       0.06      0.23       0.20      0.12      0.08(b)
Net Realized and Unrealized Gains/(Losses) on Investments   2.20      (4.13)     0.58      1.04      0.83
Total from Investment Activities.....                       2.26      (3.90)     0.78      1.16      0.91
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income................                       (0.17)    (0.24)     (0.12)    (0.02)    -
Net Realized Gains                                          (0.21)    (0.56)     (0.19)    (0.07)    -
Total Dividends                                             (0.38)    (0.80)     (0.31)    (0.09)    -
NET ASSET VALUE, END OF PERIOD.......                     $ 9.63    $ 7.75     $ 12.45   $ 11.98   $ 10.91
TOTAL RETURN(c) (d)                                         29.42%    (32.76)%   6.54%     10.71%    9.10%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)...                     $ 935,729 $ 438,317  $ 830,702 $ 648,711 $ 303,316
Net Investment Income/(Loss)(e)......                       2.07%     1.79%      1.82%     1.50%     1.09%
Expenses Before Reductions(e) (f)....                       0.25%     0.25%      0.25%     0.27%     0.42%
Expenses Net of Reductions(e)........                       0.20%     0.24%      0.25%     0.27%     0.30%
Portfolio Turnover Rate(d)...........                       37.56%    55.14%     31.35%    23.53%    0.00%

*   The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Period from commencement of operations.
(b) Average shares method used in calculation.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.



                                       67



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

FINANCIAL HIGHLIGHTS



AZL GROWTH INDEX STRATEGY FUND (PREVIOUSLY KNOWN AS AZL MODERATE INDEX STRATEGY
FUND)*
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                           JULY 10, 2009 TO
                                                                           DECEMBER 31,
                                                                             2009(A)
NET ASSET VALUE, BEGINNING OF PERIOD...................................... $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)..............................................   0.00(b)
Net Realized and Unrealized Gains/(Losses) on Investments.................   1.85
Total from Investment Activities..........................................   1.85
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.....................................................   (0.00)(b)
Total Dividends                                                              (0.00)(b)
NET ASSET VALUE, END OF PERIOD............................................ $ 11.85
TOTAL RETURN(c) (d)                                                          18.50%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)........................................ $ 171,361
Net Investment Income/(Loss)(e)...........................................   0.00%
Expenses Before Reductions(e) (f).........................................   0.20%
Expenses Net of Reductions(e).............................................   0.20%
Portfolio Turnover Rate(d)................................................   44.31%

*   The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Period from commencement of operations.
(b) Represents less than $0.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.






                                       68



   The Allianz Variable Insurance Products Fund of Funds Trust -
                   Prospectus - April 30, 2010

THIS PROSPECTUS IS INTENDED FOR USE ONLY WHEN ACCOMPANIED OR PRECEDED BY A VARIABLE PRODUCT PROSPECTUS.

FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
ANNUAL/SEMI-ANNUAL REPORTS (SHAREHOLDER REPORTS):
Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

PROXY VOTING RECORDS
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.


YOUR REQUEST FOR FREE DOCUMENTS MAY BE MADE IN THE FOLLOWING WAYS:

SHAREHOLDER  Contact a broker or investment        Contact    Access the Allianz Life website at:
REPORTS AND  adviser that sells products that      the Funds  WWW.ALLIANZLIFE.COM/GETINFORMED/VARIABLEINVESTMENTOPTIONS.ASPX (FOR
THE SAI      offer the Funds.                      at:        THE SAI)
                                                   3435
                                                   STELZER    WWW.ALLIANZLIFE.COM/PERFORMANCECENTER/SHAREHOLDERREPORTS.ASPX
                                                   ROAD,      (FOR SHAREHOLDER REPORTS)
                                                   COLUMBUS,
                                                   OHIO 43219
                                                   (TOLL-
                                                   FREE) 1-
                                                   877-833-
                                                   7113
PROXY VOTING Access the Allianz Life website at: WWW.ALLIANZLIFE.COM/GETINFORMED/VARIABLEINVESTMENTOPTIONS.ASPX
RECORDS


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:
You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549-0102

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

The SEC charges a fee to copy any documents.



                                    The Trust's Investment Company Act File No.:
                                                                       811-21624










                                  PART B - SAI
                              ____________________




                     STATEMENT OF ADDITIONAL INFORMATION
            ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                              THE AZL FUSION FUNDS

                        AZL FUSION[SM] CONSERVATIVE FUND
                          AZL FUSION[SM] BALANCED FUND
                          AZL FUSION[SM] MODERATE FUND
                           AZL FUSION[SM] GROWTH FUND
                            AZL FUSION[SM] EDGE FUND

         ______________________________________________________________

                          THE AZL INDEX STRATEGY FUNDS

               AZL[R] BALANCED INDEX STRATEGY FUND
                AZL[R] GROWTH INDEX STRATEGY FUND
                  (FORMERLY AZL MODERATE INDEX STRATEGY FUND)
         ______________________________________________________________

                  AZL ALLIANZ GLOBAL INVESTORS SELECT[SM] FUND


                                 APRIL 30, 2010

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated April 30, 2010, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113. Copies of the prospectus or statement of additional information for the Underlying Funds that are direct investment options under variable annuity insurance polices offered by Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York (the "Participating Insurance Companies") may also be obtained by contacting this same address or phone number.

                               TABLE OF CONTENTS

   STATEMENT OF ADDITIONAL INFORMATION.............................4
      The Funds....................................................4

   ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
   INVESTMENT POLICIES   ........................................  5
      Investing in Securities of Other Investment Companies........7
      Alternative Strategies and Unregistered Investment Pools.....8
      U.S. Government Obligations..................................8
      Commercial Paper.............................................8
      Bank Obligations.............................................9
      Common Stocks................................................9
      Convertible Securities.......................................9
      Corporate Debt Securities...................................10
      Delayed Funding Loans and Revolving Credit Facilities.......11
      Derivative Instruments......................................12
      Event-Linked Exposure.......................................13
      Exchange Traded Funds.......................................13
      Foreign Currency Options and Futures Transactions...........14
      Foreign Securities..........................................14
      Forward Foreign Currency Exchange Contracts.................16
      Futures.....................................................17
      Futures and Options Investment Risks........................17
      Guaranteed Investment Contracts.............................18
      Illiquid Securities.........................................18
      Initial Public Offerings....................................18
      Lending of Portfolio Securities.............................19
      Loan Participations and Assignments.........................19
      Mortgage-Related Securities.................................19
      Options.....................................................21
      Preferred Stocks............................................23
      Real Estate Investment Trusts...............................23
      Repurchase Agreements.......................................23
      Reverse Repurchase Agreements and Dollar Roll Agreements....23
      Risks of Techniques Involving Leverage......................24
      Short Sales Against the Box.................................24
      Small Company Stocks........................................25
      Special Situation Companies.................................25
      Structured Notes............................................25
      Swap Agreements.............................................26
      Taxable and Tax Exempt Municipal Securities.................27
      Variable and Floating Rate Demand and Master Demand Notes...28
      Warrants and Rights.........................................28
      When-Issued and Delayed Delivery Securities.................28
      Zero Coupon and Pay-In-Kind Securities......................29


   INVESTMENT RESTRICTIONS........................................29
      Portfolio Turnover..........................................30
      Temporary Defensive Investments.............................30
      Disclosure of Portfolio Holdings............................31
      Additional Purchase and Redemption Information..............32
      Net Asset Value.............................................32
      Valuation of the Money Market Fund..........................32
      Valuation of the Funds......................................33
      Redemption in Kind..........................................34





                                      -2-
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

   MANAGEMENT OF THE TRUST........................................34
      Trustees and Officers.......................................34
      Trustee Holdings............................................39
      Control Persons and Principal Holders of Securities.........40
      The Manager.................................................40
      The Subadvisers of Underlying Funds.........................42
      Other Managed Accounts......................................43
      Potential Material Conflicts of Interest....................43
      Portfolio Manager Compensation..............................43
      Portfolio Manager Ownership of Securities in the Funds......43
      Affiliated Persons..........................................43
      Portfolio Transactions by the Funds or Underlying Funds.....43
      Affiliated Brokers..........................................44
      Administrator, Transfer Agent, and Fund Accountant..........45
      Distributor.................................................46
      Custodian...................................................47
      Independent Registered Public Accounting Firm...............47
      Legal Counsel...............................................47
      Codes of Ethics.............................................47
      Consultant to the Manager...................................47

   ADDITIONAL INFORMATION.........................................47
      Description of Shares.......................................47
      Vote of a Majority of the Outstanding Shares................48
      Additional Tax Information..................................48
      Additional Tax Information Concerning Funds That May
        Invest in Non-U.S. Corporations ..........................50
      Taxation of the Underlying Funds............................51
      Performance Information.....................................51
      Yields of the Money Market Fund.............................51
      Yields of the Non-Money Market Funds........................52
      Calculation of Total Return.................................52
      Miscellaneous...............................................52
      Financial Statements........................................53
      Proxy Voting Policies and Procedures........................53


   APPENDIX A.....................................................54
      Commercial Paper Ratings....................................54
      Corporate and Long-Term Debt Ratings........................56

   APPENDIX B - PROXY VOTING POLICIES.............................59






                                      -3-
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

STATEMENT OF ADDITIONAL INFORMATION
The Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") is an open-end management investment company consisting of eight separate mutual funds (each, a "Fund" and together, the "Funds"). The Trust was organized as a Delaware statutory trust on June 16, 2004. Each Fund is a diversified fund. Each Fund is a "fund of funds" and invests its assets primarily in the shares of other mutual funds (the "Underlying Funds"). The Funds may also invest in unaffiliated mutual funds and in other securities, including interests in unregistered investment pools, and purchase U.S. government securities and short-term debt securities (together with the Underlying Funds, the "Permitted Underlying Investments").

The Trust was established exclusively for the purpose of providing investment vehicles for variable annuity contracts and variable life insurance policies (the "Contracts") offered by the separate accounts of the Participating Insurance Companies. Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

The Underlying Funds are currently all advised by Allianz Investment Management LLC (the "Manager") or an affiliate of the Manager. The Underlying Funds include investment portfolios offered by the Allianz Variable Insurance Products Trust, the PIMCO Variable Insurance Trust, and the Premier VIT.

The names (and subadvisers) of some of the Permitted Underlying Funds changed on the dates indicated:


DATE              CURRENT FUND NAME (SUBADVISER)             PREVIOUS FUND NAME (SUBADVISER)
September 1, 2009 AZL Dreyfus Equity Growth Fund             AZL Dreyfus Equity Growth Fund
                  (The Dreyfus Corporation)                  (Founders Asset Management LLC)
October 26, 2009  AZL Eaton Vance Large Cap Value Fund       AZL Van Kampen Comstock Fund
                  (Eaton Vance Management)                   (Van Kampen Asset Management)
October 26, 2009  AZL MFS Investors Trust Fund               AZL Jennison 20/20 Focus Fund
                  (Massachusetts Financial Services Company) (Jennison Associates LLC)
October 26, 2009  AZL S&P 500 Index Fund                     AZL S&P 500 Index Fund
                  (BlackRock Investment Management, LLC)     (The Dreyfus Corporation)
October 26, 2009  AZL Small Cap Stock Index Fund             AZL Small Cap Stock Index Fund
                  (BlackRock Investment Management, LLC)     (The Dreyfus Corporation)
October 26, 2009  AZL Van Kampen International Equity Fund   AZL Van Kampen Global Franchise Fund
                  (Van Kampen Asset Management)              (Van Kampen Asset Management)
March 31, 2010    AZL Columbia Mid Cap Value Fund            AZL Columbia Mid Cap Value Fund
                  AZL Columbia Small Cap Value Fund          AZL Columbia Small Cap Value Fund
                  (RiverSource Investments, LLC)             (Columbia Management Advisors, LLC)
April 30, 2010    AZL Invesco International Equity Fund      AZL AIM International Equity Fund
                  (Invesco Advisers, Inc.)                   (Invesco Advisers, Inc.)
April 30, 2010    AZL Growth Index Strategy Fund             AZL Moderate Index Strategy Fund
                  (Allianz Investment Management LLC)        (Allianz Investment Management LLC)


Please see the section of the Prospectus entitled "Management - The Manager" for further information regarding the Manager's affiliation with the Underlying Funds.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Trust. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.

THE FUNDS
AZL FUSION[SM] CONSERVATIVE FUND ("CONSERVATIVE FUND")
AZL FUSION[SM] BALANCED FUND ("BALANCED FUND")
AZL FUSION[SM] MODERATE FUND ("MODERATE FUND")
AZL FUSION[SM] GROWTH FUND ("GROWTH FUND")
AZL FUSION[SM] EDGE FUND ("EDGE FUND")
AZL BALANCED INDEX STRATEGY[SM] FUND ("BALANCED INDEX")
AZL GROWTH INDEX STRATEGY[SM] FUND ("GROWTH INDEX")
AZL ALLIANZ GLOBAL INVESTORS SELECT[SM] FUND ("ALLIANZ GLOBAL")



                                       4
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
INVESTMENT POLICIES
The Funds invest in a variety of Underlying Investments and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques, and risks for each of the Funds. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. Because the following is a combined description of the investment strategies of all of the Funds, certain matters described in this section may not apply to your Fund or Funds. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the Prospectus or in this SAI, or by applicable law, the Fund may engage in each of the practices described below without limit.

FUSION FUNDS

The following is a list of the asset classes and Fusion Permitted Underlying Investments in which the Fusion Funds may invest. All of the Fusion Permitted Underlying Investments in the list below are Fusion Underlying Funds except for unaffiliated mutual funds and affiliated and unaffiliated unregistered investment pools.

The Fusion Funds are professionally managed funds that allocate their assets primarily among various Fusion Permitted Underlying Investments belonging to different asset classes. In addition, each Fusion Fund may invest in other securities, including government securities, short-term debt securities, unaffiliated mutual funds, and other securities, including interests in unregistered investment pools. Each Fusion Fund allocates most of its assets among the asset classes by investing in Fusion Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Fusion Underlying Funds use a broad array of investment strategies and invest in many types of securities. To request a copy of the prospectus for most of Fusion Underlying Funds that are available as direct investment options through the Contracts, contact us at 1-877-833-7113.

All of the asset classes listed below primarily invest in equity securities with the exception of High-Yield Bonds, Intermediate-Term Bonds, Cash Equivalents, and Tactical Overlays. The Fusion Funds differ primarily due to their asset allocation among these Fusion Permitted Underlying Investments. The investment objectives of the Fusion Funds are as follows: (1) the Conservative Fund seeks to achieve long-term capital appreciation with preservation of capital as an important consideration; (2) the Balanced Fund seeks to achieve long-term capital appreciation with preservation of capital as an important consideration;
(3) the Moderate Fund seeks to achieve long-term capital appreciation, (4) the Growth Fund seeks to achieve long-term capital appreciation, and (5) the Edge Fund seeks long-term capital appreciation. Each Fusion Fund's investment performance and its ability to achieve its investment objective is directly related to the performance of the Fusion Permitted Underlying Investments in which it invests. Because each Fusion Fund invests in the Fusion Underlying Funds, investors in each Fusion Fund will be affected by the Fusion Underlying Funds' investment strategies in direct proportion to the amount of assets the Fusion Fund allocates to the Fusion Underlying Fund pursuing such strategies. The investment objectives and principal investment strategies of the Fusion Underlying Funds are described in the prospectuses of the Fusion Underlying Funds. The Manager may update this list from time to time at its discretion.

ASSET    FUSION PERMITTED UNDERLYING INVESTMENTS
CLASSES
Small    AZL Columbia Small Cap Value FundAZL OCC Opportunity FundAZL Turner Quantitative Small Cap Growth FundAZL Franklin Small
Cap      Cap Value FundAZL Small Cap Stock Index Fund
(Equity)

Mid Cap  AZL Columbia Mid Cap Value Fund
(Equity) AZL Mid Cap Index FundAZL Van Kampen Mid Cap Growth Fund





                                       5
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

Large Growth     AZL BlackRock Capital Appreciation FundAZL Dreyfus Equity Growth FundAZL OCC Growth Fund
(Equity)         AZL Russell 1000 Growth Fund

Large Blend      AZL JPMorgan U.S. Equity FundAZL MFS Investors Trust FundAZL S&P 500 Index Fund
(Equity)

Large Value      AZL Davis NY Venture FundAZL Eaton Vance Large Cap Value FundAZL Van Kampen Growth and Income Fund
(Equity)         AZL Russell 1000 Value Fund

International    AZL Invesco International Equity Fund
Equity (Equity)  AZL NACM International Growth FundAZL Van Kampen International Equity Fund

Specialty        AZL Gateway Fund
(Equity)         AZL Schroder Emerging Markets Equity Fund
                 AZL Van Kampen Equity and Income Fund
                 AZL Van Kampen Global Real Estate FundPIMCO VIT CommodityRealReturn Strategy Portfolio

High-Yield Bonds PIMCO VIT High Yield Portfolio
(Fixed Income)

Intermediate-    AZL Enhanced Bond Index Fund
Term Bonds       PIMCO VIT Real Return PortfolioPIMCO VIT Total Return PortfolioPIMCO VIT Global Bond Portfolio (Unhedged)PIMCO VIT
(Fixed Income)   Emerging Markets Bond Portfolio

Cash Equivalent  AZL Money Market Fund
(Fixed Income)

Tactical Overlay Affiliated and unaffiliated unregistered investment pools
(Derivatives)

Other Mutual     Unaffiliated mutual funds
Funds (Equity
and/or Fixed
Income)

INDEX STRATEGY FUNDS

The Index Strategy Funds invest primarily in a combination of five underlying index funds, the Index Strategy Underlying Funds, each of which has its own investment strategies with its own related investment risks. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds. The Manager may modify this list from time to time at its discretion.

      o  AZL Enhanced Bond Index Fund
      o  AZL S&P 500 Index Fund
      o  AZL Mid Cap Index Fund
      o  AZL Small Cap Stock Index Fund
      o  AZL International Index Fund







                                       6
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

AZL ALLIANZ GLOBAL INVESTORS SELECT FUND

The AZL Allianz Global Investors Select Fund's assets are invested in a combination of mutual funds managed by assets managers that are part of Allianz Global Investors (AGI), the AGI Underlying Funds, each of which has its own investment strategies with its own related investment risks. The PIMCO VIT Total Return Portfolio invests primarily in fixed-income securities and derivatives, and the PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and fixed-income securities. The remaining five AGI Underlying Funds listed below invest primarily in U.S. or foreign equity securities. The Manager may modify this list from time to time at its discretion.

      o  AZL NACM International Growth Fund
      o  AZL NFJ International Value Fund
      o  AZL OCC Growth Fund
      o  PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
      o  PIMCO VIT Total Return Portfolio

Each Fund intends to be substantially fully invested at all times. However, each Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The principal investment strategies for each Fund are discussed in the Funds' prospectus. Because each Fund invests in Underlying Funds, each of which has its own investment strategies with its own related investment risks, each Fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The principal investment strategies of the Underlying Funds are described in the prospectuses of the Funds and of those Underlying Funds that are series of the Allianz Variable Insurance Products Trust (the "VIP Funds"). A further description of certain investment strategies used by the Funds and the Underlying Funds is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectuses of the Funds and the Underlying Funds and in this SAI of a particular investment practice or technique in which certain of the Underlying Funds may engage or a financial instrument that certain of the Underlying Funds may purchase are meant to describe the spectrum of investments that the Manager or a Underlying Fund's adviser/subadviser, in their discretion, might, but are not required to, use in managing the Fund's or Underlying Fund's portfolio assets in accordance with its investment objective, policies and restrictions. The advisers and/or subadvisers of the Underlying Funds, in their discretion, may employ such practices, techniques or instruments for one or more Funds or Underlying Funds, but not for all Funds or Underlying Funds for which they serve. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
In general, the Investment Company Act of 1940 (the "1940 Act") permits a fund to invest in securities issued by other investment companies so long as, immediately after a security is purchased, (a) not more than 5% of the value of a fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund. However, in accordance with the provisions of the 1940 Act, and certain exemptive rules thereunder, investments may be made in excess of these amounts in certain instances, including when underlying funds are affiliated with a fund of funds and are in the same group of investment companies, and certain other requirements are met.

As a shareholder of another investment company, a Fund indirectly bears, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund invests may also impose a distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges are payable by the Fund and, therefore, are borne indirectly by shareholders.




                                       7
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

ALTERNATIVE STRATEGIES AND UNREGISTERED INVESTMENT POOLS
In addition to investing in the Underlying Funds and unaffiliated mutual funds, the Funds are authorized to invest in certain unregistered investment pools.

The Manager may also use a tactical asset allocation overlay strategy in managing the Funds. Most of the Permitted Underlying Funds use conventional securities selection techniques to implement their various investment strategies. By contrast, the tactical asset allocation overlay strategy makes broad market investments based on the views of an investment manager concerning macroeconomic trends in the domestic and foreign securities markets. The tactical asset allocation overlay strategy is intended to enhance long-term returns by using derivative instruments, including, but not limited to, equity futures, fixed income futures, and forward currency contracts. Through the tactical asset allocation overlay strategy, the Funds seek to profit from short- and medium-term market moves by shifting their investment weightings among domestic and foreign equity, bond, and currency markets. The Funds pursue this strategy by investing in unregistered investment pools that are not Underlying Funds and that are managed by the Manager or by unaffiliated investment managers. Investing in these investment pools creates within each of the Funds exposure to equity, bond, and currency positions intended to generate positive returns for the Funds. However, there can be no guarantee that such results will be achieved. Generally, the tactical asset allocation overlay strategy will utilize approximately 5% of the net assets of each of the Funds. Depending upon market conditions, cash flows, and other considerations, the amount of net assets allocated to the tactical asset allocation overlay strategy may be higher or lower.

The Manager may also allocate up to 5% of the Funds' respective net assets to
(a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Manager may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

U.S. GOVERNMENT OBLIGATIONS
The Funds and all of the Underlying Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

COMMERCIAL PAPER
The Funds and certain of the Underlying Funds may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

The Funds and certain of the Underlying Funds may invest in commercial paper rated in any rating category or not rated by a Nationally Recognized Statistical Rating Organization ("NRSRO"). In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The Funds and certain of the Underlying Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.





                                       8
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                         - April 30, 2010

THE FOLLOWING DISCUSSION CONCERNS SECURITIES WHICH MAY BE INVESTMENTS OF ONE OR MORE OF THE UNDERLYING INVESTMENTS, INCLUDING THE UNDERLYING FUNDS, IN WHICH THE FUNDS MAY INVEST. THE FUNDS MAY ALSO INVEST DIRECTLY IN THESE SECURITIES. THE ABILITY OF A UNDERLYING FUND OR AN UNAFFILIATED MUTUAL FUND TO INVEST IN THE SECURITIES DESCRIBED BELOW WILL BE SUBJECT TO ITS INVESTMENT OBJECTIVES, POLICIES, AND STRATEGIES, AS DESCRIBED IN ITS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AND TO APPLICABLE PROVISIONS OF THE 1940 ACT AND REGULATIONS THEREUNDER.

BANK OBLIGATIONS
This class of securities includes bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds and Underlying Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Certificates of deposit include Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES
Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock, the cash value of common stock or some other equity security. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock - i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

"Synthetic" convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. Purchasing a non-convertible debt security and a warrant or option enables the investor to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the investor generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a





                                       9
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010
synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. Underlying Funds may invest only in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 10% of its net assets in such synthetic securities and other illiquid securities.

CORPORATE DEBT SECURITIES
Depending upon the prevailing market conditions, an investor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

Certain of the Underlying Investments may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the subadviser of the Underlying Fund ("Medium-Grade Securities"). After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Permitted Underlying Investment. Neither event will require a sale of such security. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

Certain of the Permitted Underlying Investments may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) or BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

These Lower Rated Securities generally offer higher interest payments because the company that issues the bond - the issuer - is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

Some risks of investing in lower rated securities include:
o Greater credit risk - Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
o Reduced liquidity - There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.
o Lack of historical data - Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to investors.

Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that an investor may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons,





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the manager of a Permitted Underlying Investment may conduct its own independent credit analysis of Medium-Grade and Lower Rated Securities.

COLLATERALIZED DEBT OBLIGATIONS. Collateralized debt obligations ("CDOs") includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be deemed to be illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information, CDOs carry additional risks including, but are not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a particular CDO may be subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES
Certain of the Underlying Investments may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the investor to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that one of the Underlying Funds is committed to advance additional funds, it will at all times segregate or "earmark" assets, determined to be liquid in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Certain of the Underlying Investments may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, an investor may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Underlying Funds that invest in delayed funding loans and revolving credit facilities for which there is no readily available market currently intend to treat them as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see "Loan Participations and Assignments". Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations and Assignments". Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.




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DERIVATIVE INSTRUMENTS
The Permitted Underlying Investments (other than the AZL Money Market Fund) may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a portfolio or for risk management or for any other permissible purposes consistent with the Permitted Underlying Investment's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

Generally, any Underlying Fund that invests in derivative instruments is required to segregate cash and/or liquid securities to the extent that its obligations under the instrument are not otherwise "covered" through ownership of the underlying security, financial instrument, or currency. As investment companies registered with the SEC, the Underlying Funds are subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of the SEC. Further, in accordance with these positions, with respect to certain kinds of derivatives, the Underlying Funds must "set aside" (sometimes referred to as "asset segregation") liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are still open. For example, with respect to forward contracts and futures that are not legally required to "cash settle," the Underlying Funds must cover the open position by setting aside liquid assets in an amount equal to the contract's full notional value. With respect to forward contracts and futures that are required to "cash settle," however, the Underlying Funds are permitted to set aside liquid assets in an amount equal to their daily marked to market (net) obligation, if any, (in other words, their daily net liability, if any) rather than the notional value. The unregistered investment pools in which the Funds may invest may not be required to segregate assets to cover their exposure resulting from investments in derivatives.

Hybrid instruments: A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Permitted Underlying Investment to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Permitted Underlying Investment. Each Underlying Fund that invests in hybrid instruments will not invest more than 5% of its total assets in hybrid instruments.





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Certain hybrid instruments may provide exposure to the commodities markets.
These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. Underlying Funds will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Underlying Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

EVENT-LINKED EXPOSURE
An investor may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the bond holder may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the bond holder will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the investor to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the bond holder may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and an Underlying Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Underlying Fund.

EXCHANGE TRADED FUNDS
ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:

o "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.
o "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.
o "iShares" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.
o "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at





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a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs can generate brokerage expenses.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS
Certain of the Permitted Underlying Investments may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates.

The unregistered investment pools in which the Funds may invest do not typically invest in foreign currency options as a means to hedge against currency risk for other foreign currency denominated investments. However, certain of the Permitted Underlying Investments may utilize such hedging strategies. While purchasing a foreign currency option can protect against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Permitted Underlying Investment were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Permitted Underlying Investment has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Permitted Underlying Investment would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

Certain of the Permitted Underlying Investments may invest in foreign currency futures transactions. As part of its financial futures transactions, the Permitted Underlying Investment may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Permitted Underlying Investment may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN SECURITIES
Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a fund may hold securities and funds in foreign currencies, a fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.





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Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Many European countries have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS
Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect a fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, a Permitted Underlying Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Underlying Funds) of its net assets in illiquid securities. Conversely, a Underlying Investment's inability to dispose fully and promptly of positions in declining markets will cause its net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in those countries and the availability to the Permitted Underlying Investment of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.





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Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

DEPOSITARY RECEIPTS
For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. EDRs and GDRs are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

FOREIGN SOVEREIGN DEBT
Sovereign debt obligations are issued by foreign governments. To the extent that a fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Permitted Underlying Investment's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Foreign currency exchange transactions may be either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The unregistered investment pools in which the Funds may invest do not typically enter into forward foreign currency contracts in order to hedge against adverse movements in exchange rates between currencies. However, certain other Permitted Underlying Investments may use such strategies. For example, when a Permitted Underlying Investment enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Permitted Underlying Investment is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when the manager or managers of a Permitted Underlying Investment believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Permitted Underlying Investment's portfolio securities or other assets denominated in such foreign currency. Alternatively, when the manager or managers of a Permitted Underlying Investment believes that a foreign currency will increase in value relative to the U.S. dollar, it may enter into





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a forward currency purchase contract to buy that foreign currency for a fixed
U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships. The manager or managers of a Permitted Underlying Investment may use foreign currency options and forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. To the extent that the currency is not being used for hedging purposes, the Fund will segregate or "earmark" cash or assets determined to be liquid.

The unregistered investment pools in which the Funds may invest do not typically engage in offsetting transactions. However, certain Permitted Underlying Investments may retain a portfolio security and engage in an offsetting transaction by investing in a forward foreign currency contract. In these situations, a gain or a loss will be incurred to the extent that there has been a movement in forward currency contract prices. If the Permitted Underlying Investment engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between the date on which a Permitted Underlying Investment enters into a forward currency contract for the sale of foreign currency and the date on which it enters into an offsetting contract for the purchase of the foreign currency, the Permitted Underlying Investment would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Permitted Underlying Investments will have to convert any holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FUTURES
The Permitted Underlying Investments (other than the AZL Money Market Fund) may enter into futures contracts. This investment technique is used primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Permitted Underlying Investment holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, an investor can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, an investor, through the purchase of such contract, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Permitted Underlying Investment the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

Futures transactions involve broker costs and may require segregation of liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. An investor may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall investment performance than if the investor had not entered into any futures transactions. In addition, when an investor uses futures for hedging purposes the value of the investor's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the investor's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FUTURES AND OPTIONS INVESTMENT RISKS
Investors incur brokerage fees in connection with its futures and options transactions. The Underlying Funds that engage in futures and options transactions will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts may be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while an investor may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall investment performance than if the investor had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in a portfolio.

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission ("CFTC") on behalf of the Funds, neither the Trust nor the Funds are deemed to be a "commodity pool" or "commodity pool operator" under the





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Commodity Exchange Act ("CEA"), and they are not subject to registration or regulation as such under the CEA. The Manager is not deemed to be a "commodity pool operator" with respect to its service as investment adviser to the Funds.

GUARANTEED INVESTMENT CONTRACTS
A Guaranteed Investment Contract ("GIC") is a pure investment product in which a life insurance company agrees, for a single premium, to pay the principal amount of a predetermined annual crediting (interest) rate over the life of the investment, all of which is paid at the maturity date. GICs typically guarantee the interest rate paid but not the principal.

ILLIQUID SECURITIES
Certain of the Permitted Underlying Investments may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Permitted Underlying Investments, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) Securities, thus providing liquidity. The Trust's board of trustees (the "Board" or "Board of Trustees") has delegated to the Manager the day-to-day authority to determine whether a particular issue of
Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

The subadviser of an Underlying Fund may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued the security. In making such determination, the adviser/subadviser generally considers any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Subject to the limitations described above, certain of the Underlying Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued the Underlying Fund. The price that an Underlying Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. An Underlying Fund may not invest in additional illiquid securities if, as a result, more than 15% (for some Funds, 10%) of the market value of its net assets would be invested in illiquid securities.

Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Permitted Underlying Investment's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INITIAL PUBLIC OFFERINGS
A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, and limited information about the issuer. A Fund may hold IPO securities for a period of time or may sell them soon after the purchase. Investments in IPOs could have an increased impact, either positive or negative, on a Fund's performance if the Fund's assets are relatively small. The impact of an IPO on a Fund's performance may tend to diminish as the Fund grows. In circumstances where investments in IPOs make a significant





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contribution to a Fund's performance, there can be no assurance that similar contributions from IPOs will continue in the future.

LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Permitted Underlying Investments may, from time to time, lend up to 33 1/3% of their portfolio securities to broker dealers, banks or institutional borrowers of securities. An Underlying Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities and 100% thereafter (or current percentage consistent with applicable legal or regulatory limitations) in the form of cash or U.S. government securities. This collateral must be valued daily by the Underlying Fund and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the Underlying Fund. During the time portfolio securities are on loan, the borrower pays the Underlying Fund any dividends or interest paid on such securities. Loans are subject to termination by the Underlying Fund or the borrower at any time. While the Underlying Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to an Underlying Fund, the Underlying Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Underlying Fund will enter into loan arrangements only with broker dealers, banks or other institutions determined to be creditworthy by the Manager.

LOAN PARTICIPATIONS AND ASSIGNMENTS
Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Underlying Fund relies on its subadviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Fund.

MORTGAGE-RELATED SECURITIES
Mortgage-related securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, mortgage-related securities may be issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.

Mortgage-related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. An investor may purchase mortgage-related securities at a premium or at a discount. If an investor purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the





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period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Permitted Underlying Investment. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Permitted Underlying Investment will receive when these amounts are reinvested.

If an investor purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the investor may receive payments only after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the investor as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COLLATERALIZED MORTGAGE OBLIGATIONS
Mortgage-related securities may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

CMOs are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final





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distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

STRIPPED MORTGAGE SECURITIES
Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, certain of the Permitted Underlying Investments may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Certain of the Permitted Underlying Investments may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash.

Stripped mortgage-backed securities may be purchased for hedging purposes to protect against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Permitted Underlying Investment may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, it may be difficult to sell such securities.

OPTIONS
The Permitted Underlying Investments (other than the AZL Money Market Fund) may write (or sell) put and call options. Underlying Investments may write options on the securities that an Underlying Fund is authorized to buy or already holds





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




in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. The Permitted Underlying Investments (other than the AZL Money Market Fund) may also purchase put and call options.

A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be.

When a Permitted Underlying Investment writes an option, an amount equal to the net premium (the premium less the commission) received by the Permitted Underlying Investment is included in the liability section of the Permitted Underlying Investment's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. If an option expires on the stipulated expiration date or if the Permitted Underlying Investment enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Permitted Underlying Investment may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Permitted Underlying Investment will realize a gain or loss.

In order to close out a call option it has written, the Permitted Underlying Investment will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Permitted Underlying Investment previously has written). When the portfolio security or currency subject to a call option is sold, the Permitted Underlying Investment will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Permitted Underlying Investment is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Permitted Underlying Investment delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Permitted Underlying Investment will forego the potential benefit represented by market depreciation over the exercise price.

A Permitted Underlying Investment may sell "covered" put and call options as a means of hedging the price risk of securities in the Permitted Underlying Investment's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the manager of a Permitted Underlying Investment and verified in appropriate cases. OTC options are subject to the Underlying Funds' 15% (or 10% for certain Underlying Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by an Underlying Fund with a primary U.S. Government securities dealer which has given the Underlying Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

The Permitted Underlying Investments (other than the AZL Money Market Fund) may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. An Underlying Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.




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PREFERRED STOCKS
Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

REAL ESTATE INVESTMENT TRUSTS
Certain of the Permitted Underlying Investments may invest in equity or debt real estate investment trusts ("REITs"). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

REPURCHASE AGREEMENTS
Securities held by any of the Permitted Underlying Investments may be subject to repurchase agreements. Under the terms of a repurchase agreement, an investor acquires securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the investor deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the investor plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the investor holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the investor were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the investor would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees believes that, under the regular procedures normally in effect for the custody of an Underlying Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by an Underlying Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS
Pursuant to reverse repurchase agreements and dollar roll agreements an investor sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased under a dollar roll agreement. The Funds do not consider a TBA (to be announced) trade, which is a forward mortgage-backed securities trade, to be a dollar roll since a TBA is a commitment to make a future purchase and does not involve deliverable securities. At the time a Permitted Underlying Investment enters into a reverse repurchase agreement or a dollar roll





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agreement, it will segregate assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Underlying Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by the investor may decline below the price at which the investor is obligated to repurchase the securities. Although reverse repurchase agreements and dollar roll agreements are excluded from the Funds' fundamental restriction against borrowing, they may, to some extent, involve the risk of leverage. See "Risks of Techniques Involving Leverage" below. A Permitted Underlying Investment may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Permitted Underlying Investment generally will invest the proceeds of such borrowings only when such borrowings will enhance a Permitted Underlying Investment's liquidity or when the Permitted Underlying Investment reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

RISKS OF TECHNIQUES INVOLVING LEVERAGE
Use of leveraging involves special risks and may involve speculative investment techniques. Certain of the Permitted Underlying Investments may borrow for other than temporary or emergency purposes, lend their securities, enter into reverse repurchase agreements or dollar roll agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain of the Permitted Underlying Investments may engage in dollar roll transactions. Each of these types of transactions involves the use of "leverage" when cash made available through the investment technique is used to make additional portfolio investments. In order for an Underlying Fund to use these investment techniques, its adviser or subadviser of the Underlying Fund must believe that the leveraging and the returns available to the Underlying Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when an investor achieves the right to a return on a capital base that exceeds the investment the investor has invested. Leverage creates the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, which exceeds the equity base of the Underlying Fund. Leverage may involve the creation of a liability that requires the payment of interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a Permitted Underlying Investment's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Permitted Underlying Investment is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Permitted Underlying Investment than if the Permitted Underlying Investment were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Permitted Underlying Investment's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Permitted Underlying Investment's use of leverage would result in a lower rate of return than if the Permitted Underlying Investment were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Permitted Underlying Investment were not leveraged. In an extreme case, if a Permitted Underlying Investments current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Permitted Underlying Investment to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SHORT SALES AGAINST THE BOX
Certain of the Permitted Underlying Investments may engage in short sales against the box. In a short sale, an investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Permitted Underlying Investment may engage in a short sale if at the time of the short sale the Permitted Underlying Investment owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Permitted Underlying





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Investment to, for example, lock in a sale price for a security the Permitted
Underlying Investment does not wish to sell immediately. If a Permitted Underlying Investment engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, as required by law, the Permitted Underlying Investment will segregate or "earmark" cash or assets determined to be liquid equal to the amount of the commitment. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Permitted Underlying Investment could experience losses or delays in recovering gains on short sales. To minimize this risk, a Permitted Underlying Investment will enter into short sales against the box only with brokers deemed by the adviser/subadviser of a Permitted Underlying Investment to be creditworthy. No more than 10% of the Permitted Underlying Investment's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Permitted Underlying Investment may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Permitted Underlying Investment (or a security convertible or exchangeable for such security). In such case, any future losses in the Permitted Underlying Investment's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Permitted Underlying Investment owns. There will be certain additional transaction costs associated with short sales against the box, but the Permitted Underlying Investment will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Permitted Underlying Investment effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Permitted Underlying Investment closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Permitted Underlying Investment may effect short sales.

SMALL COMPANY STOCKS
Funds that invest significantly in securities issued by small-cap companies are subject to capitalization risk. These securities may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and are less liquid than securities issued by large-cap companies. These securities may also fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

SPECIAL SITUATION COMPANIES
Certain of the Underlying Funds may invest in "special situation companies." "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in an Underlying Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The subadvisers of certain Underlying Funds believe, however, that by conducting careful analysis of "special situation companies" investing in the securities of these companies at the appropriate time, an Underlying Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Underlying Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

STRUCTURED NOTES
Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore,





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may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Permitted Underlying Investment invests in these securities, they will be analyzed in the overall assessment of the effective duration of the Permitted Underlying Investment's portfolio in an effort to monitor the Permitted Underlying Investment's interest rate risk.

SWAP AGREEMENTS
Investors enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost than if the investor had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Permitted Underlying Investment's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Permitted Underlying Investment's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Permitted Underlying Investment) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Permitted Underlying Investment's portfolio. An Underlying Fund will not enter into a swap agreement with any single party if the net amount that would be owed or received under contracts with that party would exceed 5% of the Underlying Fund's total assets.

Credit Default Swaps: A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the investor. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. An investor may be either the buyer or seller in the transaction. If the investor is a buyer and no credit event occurs, the investor may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, an investor generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, an investor would effectively add leverage to its portfolio because, in addition to its total net assets, the investor would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Permitted Underlying Investment will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Permitted Underlying Investment's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund). In connection with credit default swaps in which a Permitted Underlying Investment is the buyer, the Permitted Underlying Investment will segregate or "earmark" cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Permitted Underlying Investment's exposure (any accrued but





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unpaid net amounts owed by the Permitted Underlying Investment to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Permitted Underlying Investment is the seller, the Permitted Underlying Investment will segregate or "earmark" cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Permitted Underlying Investment). Such segregation or "earmarking" will ensure that the Permitted Underlying Investment has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Permitted Underlying Investment's portfolio. Such segregation or "earmarking" will not limit the Permitted Underlying Investment's exposure to loss.

Whether a Permitted Underlying Investment's use of swap agreements will be successful in furthering its investment objective will depend on the ability of its manager to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Permitted Underlying Investment bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The manager of a Permitted Underlying Investment will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Investment's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Permitted Underlying Fund's ability to use swap agreements in a desired tax strategy. The swap market is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Permitted Underlying Investment's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES
Certain of the Permitted Underlying Investments may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The subadviser of an Underlying Fund will consider such an event in determining whether the Underlying Fund should continue to hold the obligation.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing





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other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES
Certain of the Permitted Underlying Investments may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies, and financial institutions, and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The manager of a Permitted Underlying Investment will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WARRANTS AND RIGHTS
Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
Certain of the Permitted Underlying Investments may purchase securities on a "when-issued" or "delayed delivery" basis. A Permitted Underlying Investment will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Permitted Underlying Investment will not pay for such securities or start earning interest on them until they are received. When a Permitted Underlying Investment agrees to purchase securities on a "when-issued" or "delayed delivery" basis, it will segregate, or "earmark" cash or assets determined to be liquid.

Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Permitted Underlying Investment relies on the seller to complete the transaction; the seller's failure to do so may cause a Permitted Underlying





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Investment to miss a price or yield considered to be advantageous. If a
Permitted Underlying Investment sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

ZERO COUPON AND PAY-IN-KIND SECURITIES
Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although an investor receives no periodic cash payments from such investments, applicable tax rules require the investor to accrue and pay out its income from such securities annually as income dividends.


INVESTMENT RESTRICTIONS
The following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares" in this SAI). All other investment objectives, strategies and limitations described in the Prospectus or this SAI may be changed by the Board of Trustees without a shareholder vote.

No Fund may:
1.Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;
2.Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies and other investment companies engaging in whole or in part in such activities.
3.Purchase or sell real estate, except that it may purchase securities of issuers and other investment companies which deal in real estate and may purchase securities which are secured by interests in real estate;
4.Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:
  (a)there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;
  (b)wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;
  (c)utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;
  (d)personal credit and business credit businesses will be considered separate industries; and
  (e)investments in securities of other investment companies are not subject to this restriction.
5.Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.
6.Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.
7.Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements, or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets at the time of borrowing.





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For purposes of the above investment limitations and the non-fundamental limitation No. 5 below, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. With respect to investment limitation No. 7 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Fund's Prospectus or SAI are not deemed to be pledged for purposes of this limitation.

In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:
1.Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.
2.Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) Funds may engage in short sales against the box.
3.Purchase securities of companies for the purpose of exercising control. 4.Except as noted otherwise elsewhere in this SAI, invest more than 15% of its net assets in illiquid securities.
5.Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, provided that, up to 25% of the value of the Fund's total assets may be invested without regard to such limitations, and further provided that, investments in securities of other investment companies are not subject to such limitations.

Except for the Funds' policy on illiquid securities, and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

Notwithstanding the foregoing fundamental and non-fundamental investment restrictions, the Underlying Funds in which the Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Fund to engage indirectly in investment strategies that may be prohibited under the fundamental and non-fundamental investment restrictions listed above. The fundamental and non-fundamental investment restrictions of each Underlying Fund are set forth in the SAI for each Underlying Fund.

PORTFOLIO TURNOVER
The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission ("SEC") requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.

TEMPORARY DEFENSIVE INVESTMENTS
As described in the Prospectus, each Fund may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short-term debt instruments) for temporary defensive purposes when the Manager has determined that market or economic conditions so warrant. These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000;





                                       30
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010
debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments and Investment Policies" - "Bank Obligations", "Government Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements" and "Variable and Floating Rate Demand and Master Demand Notes").

DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.

In general, the Trust has instructed all third-party service providers and Allianz Investment Management LLC its investment adviser that no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows.

Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' annual and semi-annual reports and Forms N-Q are available: 1) free on the EDGAR Database on the SEC's website at www.sec.gov; 2) for review or copying, copies subject to a duplication fee, at the SEC's Public Reference Room in Washington, D.C.; 3) by e-mailing your request to publicinfo@sec.gov; or 4) by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Approximately 21 to 45 days after the end of each quarter, the Funds' distributor posts on the Funds' website (www.allianzlife.com) and publishes a fact sheet on each of the Funds which lists the Fund's top holdings (generally, the top 10 to 15 holdings) at quarter-end. Information concerning the target allocation of the Funds' assets to the various Underlying Funds that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials, provided that the information is posted on the Funds' website one day prior to the use of such printed materials.

The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar) on a quarterly basis, but no sooner than 30 days after the end of the relevant quarter. The disclosure of portfolio holdings to databases and rating services is generally made for the purpose of obtaining ratings for the Funds and making available to the public the same portfolio holdings information as they typically provide for other rated mutual funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or provisions limiting the use of such information to the approved purposes.

In order to assure that any disclosure of portfolio holdings is in the best interests of shareholders, and to prevent any conflicts of interest between the Funds' shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds' policies regarding the disclosure of portfolio holdings include the provision that the Funds' investment adviser (Allianz Investment Management LLC) and affiliates have access to portfolio composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Funds' administrator, fund accountant, transfer agent, custodian, proxy voting service, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information, on a current basis, in connection with services provided by them. All of these latter entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust. The Fund's independent registered public accountant also has access from time to time to a Fund's portfolio holdings in connection with performing the audit and related functions. In addition, the President of the Trust, in consultation with the Chief Compliance Officer of the Trust, may authorize the release of information regarding portfolio holdings upon a determination that such release is in the best interests of the shareholders of the relevant Fund or Funds.


Set forth below is a list of those parties with whom the Funds have authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length






                                       31
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010
of the lag, if any, between the date of the information and the date on which the information is disclosed. The Fund's independent registered public accountant also has access from time to time to a Fund's portfolio holdings in connection with performing the audit and related functions.

RECIPIENT (HOLDINGS)                                                               FREQUENCY        DELAY BEFORE DISSEMINATION
The Bank of new York Mellon (Fund Custodian)                                       Daily            None
Citi Fund Services Ohio, Inc. (Fund Accountant, Administrator and Transfer         Daily            None
Agent)
Institutional Shareholder Services (proxy voting services)                         As necessary     None
Factset                                                                            Daily            1 day
Bloomberg                                                                          Quarterly        31 Calendar days after quarter
                                                                                                    end
Lipper                                                                             Quarterly        31 Calendar days after quarter
                                                                                                    end
S&P                                                                                Quarterly        31 Calendar days after quarter
                                                                                                    end
Morningstar Associates, LLC                                                        Monthly          61 Calendar days after month
                                                                                                    end
Thomson/Vestek                                                                     Daily            31 Calendar days after quarter
                                                                                                    end
Wilshire Associates Incorporated                                                   Daily            None


No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.

There is no assurance that the Funds' policies on holdings information will protect the fund from the potential misuse of holdings by individuals or firms in possession of that information.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The Shares of the Funds are sold on a continuous basis by the Trust's distributor, Allianz Life Financial Services, LLC, which has agreed to use appropriate efforts to solicit all purchase orders. Each of the Funds has one class of shares.

NET ASSET VALUE
As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The assets of each Fund consist primarily of shares of the Underlying Funds and may also include other securities, such as interests in unregistered investment pools, all of which are valued at their respective net asset values.

VALUATION OF THE MONEY MARKET FUND
The Money Market Fund, an Underlying Fund, has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.


Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) or less from the date of purchase in the case of securities in the NRSROs' highest short-term rating categories, and that mature in 45 calendar days or less from the date of purchase in the case of securities in the NRSROs' second highest short-term rating categories. Prior to June 30, 2010, the Money Market Fund must also maintain an average weighted maturity of 90 days or less. Effective June 30, 2010, the






                                       32
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

Money Market Fund must maintain an average weighted maturity of 60 days or less and a weighted average life of 120 days or less.

The Money Market Fund must also hold at least 10% of its total assets in "daily liquid assets" and at least 30% of its total assets in "weekly liquid assets." Daily liquid assets are limited to cash, direct obligations of the U.S. Government, and other securities payable within one business day. Weekly liquid assets are limited to cash, direct obligations of the U.S. Government, direct discount obligations of federal government agencies and government-sponsored enterprises with a remaining maturity date of 60 days or less from the date of purchase, and other securities payable within five business days. In addition, the Money Market Fund is required to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions. This general liquidity obligation may require the Money Market Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements described above.


The Money Market Fund's board of trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the board of trustees promptly consider what action, if any, should be initiated. If the trustees believe that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

VALUATION OF THE FUNDS
The price of each Fund share is based on its net asset value ("NAV"). The NAV is the current value of a share in a mutual fund. It is the Fund's assets minus liabilities divided by the number of outstanding shares. The NAV for each Fund is determined at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

Portfolio securities held by the Funds or Underlying Funds, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities held by the Funds or the Underlying Funds, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the applicable funds' board of trustees. Portfolio securities of sufficient credit quality with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.


Options purchased and held by the Funds or by a Permitted Underlying Investment generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of trading on the principal exchange. The close of trading for some options exchanges may occur later than the 4:00 p.m. closing of the NYSE, but is not expected to occur later than 4:15 p.m. Eastern Time. This means that a Fund holding options may not determine its NAV until 4:15 p.m. Eastern Time. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.


Portfolio securities held by the Funds or an Underlying Fund that are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the funds' board of trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using current market prices and may be valued on the basis of prices provided by a pricing service. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.





                                       33
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the applicable funds' board of trustees.

REDEMPTION IN KIND
Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.


MANAGEMENT OF THE TRUST
TRUSTEES AND OFFICERS
Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. In addition to serving on the Board of Trustees of the VIP Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust ("FOF Trust"). The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The chairman of the Board of Trustees is Jeffrey Kletti who is an "interested person" of the Trust, as defined under the 1940 Act, by virtue of his employment with Allianz. The Trust does not have a lead independent (non-"interested") trustee. The Board of Trustees has not found it necessary to create a lead independent trustee because the members of the Board of Trustees, including the independent trustees, have been satisfied with the effectiveness of the existing structure of the Board of Trustees. The independent trustees believe that they have adequate control and influence over the governance of the Board and the Trust.

The Board of Trustees presently is composed of nine members, seven of whom are independent. As described further below, each of the independent trustees is sophisticated and experienced in business matters. Each has prior senior management or board experience. Many of the independent trustees have significant prior experience in the financial services industry. All of the independent trustees have served on the Board of Trustees for at least three years; two independent trustees have served for over ten years.

As reflected below, the chairs and membership of the Audit, Investment and Nominating and Corporate Governance Committees are composed entirely of independent trustees. Through these committees, the independent trustees have direct oversight of accounting, auditing and financial matters affecting the Trust, the evaluation and supervision of the Trust's Manager and subadvisers and the selection and nomination of candidates to the Board of Trustees.

The independent trustees regularly communicate with Mr. Kletti regarding matters of interest or concern to them, and the independent trustees participate in developing agenda items for Board meetings. The Board of Trustees meets in person approximately five times each year and by telephone at other times. At each in-person meeting, the Board holds one or more executive sessions at which the independent trustees are free to discuss any matter of interest or concern to them and obtain information directly from officers, employees and other agents of the Trust.

The Board of Trustees is actively involved in the risk oversight of the Trust. The Board, as a whole and through its Audit and Investment committees, supervises the Trust's accounting and audit functions, as well as other financial matters affecting the Trust, and evaluates and supervises the Trust's Manager and subadvisers. The Board of Trustees regularly receives detailed reports from, and has opportunity to question representatives of, the Trust's Chief Compliance Officer, the Trust's independent audit firm, and the Trust's administrator. The Chief Compliance Officer's reports include a quarterly risk assessment outlining all identified compliance risks, all identified exceptions and their resolution. The Board of Trustees also periodically receives reports, in person or by telephone, from various subadvisers.




                                       34
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.
o  The Audit Committee, made up of Mr. Burnim, Ms. Ettestad, Mr.
  Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Mr. Reeds serves as chairman of the Audit Committee. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.
o The Investment Committee, made up of Mr. Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Mr. Gelfenbien and Mr. McLean serve as co-chairmen of the Investment Committee. The functions of the Investment Committee include evaluating and supervising the Manager and Subadvisers to the various investment portfolios of the Trust.
o  The Nominating and Corporate Governance Committee, made up of Mr.
  Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Ms. Ettestad and Ms. Leonardi serve as co-chairpersons of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider nominees recommended by shareholders of the Trust.
o  The Valuation and Investment Policy Committee, made up of Mr. Kletti,
  Darin Egbert, Brian Muench, Michael J. Tanski, Bradley K. Quello, Jeremy Smith and David Teske met 12 times during the last fiscal year. The Valuation and Investment Policy Committee monitors the valuation of portfolio securities and other investments of the Funds and, when the Board is not in session, the Pricing Subcommittee of the Valuation and Investment Policy Committee determines the fair value of illiquid and other holdings.

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently nine Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

NON-INTERESTED TRUSTEES[(1)]
NAME,         POSITIONS     TERM OF               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              NUMBER OF      OTHER
ADDRESS, AND  HELD WITH  OFFICE[(2)]/                                                                     PORTFOLIOS  DIRECTORSHIPS
AGE            ALLIANZ     LENGTH OF                                                                       OVERSEEN    HELD OUTSIDE
               VIP AND    TIME SERVED                                                                     FOR ALLIANZ      THE
               VIP FOF                                                                                    VIP AND VIP  FUND COMPLEX
                TRUST                                                                                      FOF TRUST  DURING PAST 5
                                                                                                                          YEARS
------------------------------------------------------------------------------------------------------------------------------------
Peter R.       Trustee    Since 2/07   Managing Director iQ Venture Partners, Inc.; EVP Northstar             39         HFH Fund
Burnim, Age                            Companies 2002-2005; Senior Officer Citibank and Citicorp for over             Boards, Argus
635701 Golden                          25 years. Sterling Centrecorp, Inc. Board; Highland Financial                  International
Hills Drive                            Holdings Boards.                                                                Life Boards
Minneapolis,
MN  55416
Peggy L.       Trustee    Since 2/07   Managing Director, Red Canoe Management Consulting LLC, Senior         39           None
Ettestad, Age                          Managing Director, Residential Capital LLC 2003-2008; Chief
525701 Golden                          Operations Officer, Transamerica Reinsurance 2002-2003
Hills Drive
Minneapolis,
MN  55416
Roger          Trustee    Since 2/04   Retired; Partner of Accenture from 1983 to August 1999.                39         Webster
Gelfenbien,                                                                                                             Financial
Age 675701                                                                                                             Phoenix Edge
Golden Hills                                                                                                            Funds (32
Drive                                                                                                                     Funds)
Minneapolis,
MN  55416
Dickson W.     Trustee    Since 2/04   General Manager, Canada - Lifetouch National School Studios, 2006      39         Board of
Lewis, Age                             to present. Vice President/ General Manager of Jostens, Inc., a                  Education,
625701 Golden                          manufacturer of school products, 2001 to 2006; Senior Vice                       Orono, MN
Hills Drive                            President of Fortis Group, a Life insurance and Securities
Minneapolis,                           company, 1997 to 2001; Consultant to Hartford Insurance Co., 2001.
MN  55416




                                       35
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

Claire R.     Trustee Since 2/04 General Partner of Fairview Capital, L.P., a venture capital fund-of-funds, 9/94 39  University of
Leonardi, Age                    to present.                                                                            CT Health
545701 Golden                                                                                                            Center,
Hills Drive                                                                                                             Adirondack
Minneapolis,                                                                                                          North Country
MN  55416                                                                                                              Association,
                                                                                                                         Natural
                                                                                                                      History Museum
                                                                                                                          of the
                                                                                                                       Adirondacks
Arthur C.     Trustee Since 2/04 Retired Senior Investment Officer, Hartford Foundation for Public Giving from    39   Connecticut
Reeds  III,                      September 2000 to January, 2003; Chairman, Chief Executive and President of          Water Service,
Age 665701                       Conning Corp., a money manager, from September 1999 to March 2000; Investment             Inc.
Golden Hills                     Consultant from 1997 to September 1999.
Drive
Minneapolis,
MN  55416
Peter W.      Trustee Since 2/04 Retired; President and CEO of Measurisk, LLC, a market risk information company, 39      Cyrus
McClean, Age                     2001 to 2003; Chief Risk Management Officer at Bank Of Bermuda Ltd., April 1996      Reinsurrance,
665701 Golden                    to August 2001.                                                                      PNMAC Mortgage
Hills Drive                                                                                                            Opportunity
Minneapolis,                                                                                                            Fund LLC,
MN  55416                                                                                                                 Energy
                                                                                                                       Capital, LLC
                                                                                                                         Advisory
                                                                                                                      Board, Family
                                                                                                                          Health
                                                                                                                      International


INTERESTED TRUSTEES[(3)]
NAME,         POSITIONS   TERM OF                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               NUMBER OF      OTHER
ADDRESS, AND  HELD WITH  OFFICE**/                                                                        PORTFOLIOS  DIRECTORSHIPS
AGE            ALLIANZ   LENGTH OF                                                                         OVERSEEN    HELD OUTSIDE
               VIP AND      TIME                                                                          FOR ALLIANZ      THE
               VIP FOF     SERVED                                                                         VIP AND VIP  FUND COMPLEX
                TRUST                                                                                      FOF TRUST  DURING PAST 5
                                                                                                                          YEARS
Jeffrey        Chairman  Since 2/04 President, Allianz Investment Management LLC, 2005  to present;           39           None
Kletti, Age     of the              formerly Senior Vice President, 2000 to 2005.
435701 Golden Board and
Hills Drive   President
Minneapolis,
MN  55416
Robert         Trustee   Since 2/08 President, Allianz Life Financial Services, LLC, March 2007 to            39           None
DeChellis,                          present, formerly Sr VP of Marketing and Product Innovation July 2006
Age 42                              to March 2007; Executive Vice President, Travelers Life from October
5701 Golden                         2004 to December 2005; Executive Vice President, Jackson National
Hills Drive                         Life Distributors, Inc. from August 2002 to October 2004.
Minneapolis,
MN  55416

The following briefly describes specific experiences, qualifications, attributes or skills each trustee brings to his or her service on the Board of Trustees of the Trust:

MR. BURNIM brings to the Board of Trustees nearly 40 years of experience in management and director positions in the financial services industry. Mr. Burnim's management experience includes over 25 years in various senior management positions for Citibank/Citicorp's Corporate and Investment banking sectors and approximately ten years as Managing Director or Executive Vice President at various privately owned investment firms. Mr. Burnim also has substantial prior board experience, including service on the boards of The Bank of Bermuda and various hedge funds and insurance companies, as well as various nonprofits. Mr. Burnim offers the Board of Trustees his considerable knowledge of the securities and insurance industries in which the Trust functions and in Board governance matters.

MS. ETTESTAD brings to the Board of Trustees nearly 20 years of senior management experience, including over ten years of experience in senior management positions specifically at insurance providers and other financial service firms. Ms. Ettestad's subject matter expertise includes creation and analysis of financial systems and design and implementation of





                                       36
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

Sarbanes Oxley compliance and control processes, both directly applicable to the Board's supervision of the Trust's finance and compliance functions.

MR. GELFENBIEN brings to the Board of Trustees nearly 20 years of experience as partner and managing partner at Anderson Consulting (now Accenture), where his clients included governments, insurance companies and banks. Mr. Gelfenbien also has substantial board experience, including service on the boards of the Phoenix Companies, Edge Series Mutual Funds, and Webster Bank, as well as on the University of Connecticut Board of Trustees. Mr. Gelfenbien therefore brings to the Board of Trustees his considerable knowledgeable of the mutual fund and insurance industries in which the Trust functions and his knowledge of Board governance matters.

MS. LEONARDI brings to the Board of Trustees nearly 30 years of senior management experience, including over 15 years of experience as senior vice president, managing director or general partner of two private equity fund-of-funds managers and experience launching a new insurance subsidiary of Phoenix Home Life Mutual Insurance Co. Ms. Leonardi has substantial prior board experience, including service on the boards of the University of Connecticut Health Center (14 years), the University of Connecticut (10 years) and the Connecticut Children's Medical Center (3 years). Ms. Leonardi therefore brings considerable knowledgeable of the securities and insurance industries in which the Trust functions and in Board governance matters.

MR. LEWIS brings to the Board of Trustees over 35 years of management experience at various companies, including nearly 10 years in senior management positions at Fortis Financial Group and IDS Financial Services, Inc. Mr. Lewis brings to the Board of Trustees considerable experience in a variety of business functions, including sales and marketing, strategic planning, new product development and financial management. Mr. Lewis also has significant prior board experience with for profit and nonprofit organizations, including 15 years on the Orono, Minnesota Board of Education. Mr. Lewis therefore also brings considerable knowledgeable of Board governance matters.

MR. MCCLEAN brings to the Board of Trustees nearly 30 years of experience in senior management positions at various companies, including, most recently, approximately seven years as Managing Director at a private firm providing risk management and strategic planning advice to clients, including major financial services firms. Mr. McClean also has significant prior board experience with a variety of companies, including Cyrus Reinsurance, PNMAC Mortgage Opportunity Fund LLC and Energy Capital, LLC. Mr. McClean therefore brings considerable knowledgeable of Board governance matters.

MR. REEDS brings to the Board of Trustees over 30 years of experience in the investment department of CIGNA (and its predecessors), including nine years as Chief Investment Officer. Mr. Reeds also served as Chief Executive Officer of Conning Corporation (an investment bank) for the six months before its sale to Metropolitan Life. Mr. Reeds' prior board service includes Conning Corporation, Connecticut Water Service and Lyme Academy College of Fine Arts. Mr. Reeds therefore brings to the Board, and to his role as the Board's audit committee financial expert, considerable experience in the securities industry and Board governance matters and considerable knowledge in investments.

MR. KLETTI has been employed by the Trust's Manager for ten years as President and, previously, Senior Vice President. Mr. Kletti brings to the Board of Trustees not only his significant expertise in investment management, but also his day-to-day working knowledge of the strategic direction of the Trust and the performance of the various funds and subadvisers of the Trust.

Mr. DeChellis has been employed for nearly four years as President and, previously, as a Senior Vice President of the Trust's distributor, which is also the distributor of the Allianz Life variable insurance products through which the Trust is offered and sold. Mr. DeChellis has served in senior management positions for several years at various other insurance companies. Mr. DeChellis brings to the Board of Trustees not only his significant expertise in variable insurance product and mutual fund distribution, but also his day-to-day working knowledge of the strategic direction of Allianz Life and its variable insurance products.





                                       37
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

OFFICERS
NAME, ADDRESS, AND    POSITIONS      TERM OF                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
AGE                   HELD WITH   OFFICE[(2)]/
                     ALLIANZ VIP    LENGTH OF
                     AND VIP FOF   TIME SERVED
                        TRUST
------------------------------------------------------------------------------------------------------------------------------------
Michael Radmer, Age   Secretary    Since 2/04   Partner, Dorsey and Whitney LLP since 1976.
65Dorsey & Whitney
LLP,Suite 150050
South Sixth
StreetMinneapolis,
MN 55402-1498
Ty Edwards,          Treasurer,    Since 4/10   Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.,
Age 43Citi Fund       Principal                 December 2009 to present; Director, Product Management, Columbia Management, April
Services Ohio,       Accounting                 2007 to April 2009; Deputy Treasurer, Columbia Funds and Director, Fund
Inc.3435 Stelzer     Officer and                Administration, Columbia Management, January 2006 to April 2007; Vice President,
RoadColumbus, OH      Principal                 Fund Administration, Columbia Management, July 2002 to December 2005.
43219                 Financial
                       Officer
Stephen G. Simon ,      Chief      Since 11/06  Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present;
Age 415701 Golden    Compliance                 President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance
Hills Drive         Officer[(4)]                Counsel, Advantus Capital Management, Inc., January 2002 to May 2004.
Minneapolis, MN       and Anti
55416                   Money
                     Laundering
                     Compliance
                       Officer
Brian Muench, Age       Vice       Since 2/06   Vice President, Advisory Management, Allianz Investment Management LLC from
39                    President                 December 2005 to present; Assistant Vice President, Investments, Allianz Life from
5701 Golden Hills                               February  2002 to November 2005.
Drive Minneapolis,
MN  55416


(1)Member of the Audit Committee.
(2)Indefinite.
(3)Is an "interested person", as defined by the 1940 Act, due to employment by Allianz.
(4)The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust's Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2009.

NAME OF DIRECTOR          DOLLAR     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                         RANGE OF                              TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
                          EQUITY
                        SECURITIES
                          IN EACH
                           FUND
Peter R. Burnim            None                                                   None
5701 Golden Hills
DriveMinneapolis, MN
55416
Peggy L. Ettestad          None                                                   None
5701 Golden Hills
DriveMinneapolis, MN
55416
Roger A. Gelfenbien5701    None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Arthur C. Reeds III5701    None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Claire R. Leonardi5701     None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Dickson W. Lewis5701       None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Peter W. McClean5701       None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Jeffrey Kletti5701         None                                                   None
Golden Hills
DriveMinneapolis, MN
55416
Robert DeChellis
5701 Golden Hills Drive
Minneapolis, MN  55416     None                                                  None






                                       38
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust as of December 31, 2009.

       NAME         NAME OF OWNERS AND RELATIONSHIPS TO DIRECTOR COMPANY TITLE OF CLASS VALUE OF SECURITIES PERCENT OF CLASS
Peter R. Burnim                         N/A                        N/A        None              N/A               N/A
Peggy L. Ettestad                       N/A                        N/A        None              N/A               N/A
Roger A. Gelfenbien                     N/A                        N/A        None              N/A               N/A
Arthur C. Reeds III                     N/A                        N/A        None              N/A               N/A
Claire R. Leonardi                      N/A                        N/A        None              N/A               N/A
Dickson W. Lewis                        N/A                        N/A        None              N/A               N/A
Peter W. McClean                        N/A                        N/A        None              N/A               N/A

The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2009. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2009, in excess of $120,000. Trustees who are affiliated with the Funds' distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.


COMPENSATION TABLE 1/1/2009 THROUGH 12/31/2009

 NAME OF         AGGREGATE       PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF THE  ESTIMATED ANNUAL BENEFITS TOTAL COMPENSATION
 TRUSTEE   COMPENSATION FROM THE                    TRUST'S EXPENSES                         UPON RETIREMENT       FROM THE TRUSTS
                   TRUST
                                                      NON-INTERESTED TRUSTEES
Peter R.          $22,184                                  $0                                      N/A                 $93,500
Burnim
Peggy L.          $21,835                                  $0                                      N/A                 $93,500
Ettestad
Roger A.          $22,184                                  $0                                      N/A                 $93,500
Gelfenbien
Arthur C.         $21,835                                  $0                                      N/A                 $93,500
Reeds III
Peter W.          $21,835                                  $0                                      N/A                 $93,500
McClean
Claire R.         $21,835                                  $0                                      N/A                 $93,500
Leonardi
Dickson W.        $21,835                                  $0                                      N/A                 $93,500
Lewis
                                                         INTERESTED TRUSTEE
Jeffrey W.          $0                                     $0                                      N/A                    $0
Kletti
Robert              $0                                     $0                                      N/A                    $0
DeChellis


TRUSTEE HOLDINGS
As of March 31, 2010, the Trustees and Officers of the Trust, individually and as a group, owned none of the shares of any Fund of the Trust.




                                       39
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 31, 2010, the following persons were known by the Trust to own beneficially, 5% or more shares of the Funds:


FUND/SHAREHOLDER    PERCENT OF THE CLASS TOTAL ASSETS HELD BY ALLIANZ LIFE   PERCENT OF THE CLASS TOTAL ASSETS HELD BY ALLIANZ LIFE
                             INSURANCE COMPANY OF NORTH AMERICA*                        INSURANCE COMPANY OF NEW YORK**
Fusion Balanced                                          95.31%                                                     -
Fund............................................
Fusion                                                   93.11%                                                     6.89%
Conservative
Fund............................................
Fusion Moderate                                          94.68%                                                     5.32%
Fund............................................
Fusion Growth                                            96.16%                                                     -
Fund............................................
Fusion Edge                                              -                                                          -
Fund***
Balanced Index                                           94.93%                                                     5.07%
Strategy Fund...................................
Growth Index                                             94.97%                                                     5.03%
Strategy Fund...................................
Allianz Global                                           92.35%                                                     7.65%
Investors Select
Fund............................................

*Allianz Life Insurance Company of North America (Allianz Life Variable Account
B), 5701 Golden Hills Drive, Minneapolis, MN 55440
**Allianz Life Insurance Company of New York (Allianz Life of NY Variable
  Account C), One Chase Manhattan Plaza, 37th Floor, New York, NY 10005-1423 ***As of March 31, 2010, this fund had not commenced operations.


The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and substantially all of the Funds. All of the outstanding shares of the Funds are owned by Allianz Life Variable Account B, and Allianz Life of NY Variable Account C (the "Separate Accounts") or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees, approve the investment management agreement and the distribution agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.

THE MANAGER
Subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the sole owner of the Manager.

The Trust, on behalf of each Fund, has entered into a Management Agreement with the Manager. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Underlying Funds and other Permitted Underlying Investments. For management services, each Fund will pay the Manager a fee computed daily at an annual rate based on each Fund's average daily net assets.







                                       40
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

                                         GROSS MANAGEMENT FEE AS A PERCENTAGE OF AVERAGE NET ASSETS
AZL Allianz Global Investors Select Fund                           0.05%
AZL Balanced Index Strategy Fund                                   0.05%
AZL Fusion Balanced Fund                                          0.20%**
AZL Fusion Conservative Fund                                      0.20%**
AZL Fusion Edge Fund*                                             0.20%**
AZL Fusion Moderate Fund                                          0.20%**
AZL Fusion Growth Fund                                            0.20%**
AZL Growth Index Strategy Fund                                     0.05%

_____________________
*    The Fund had not commenced operations as of December 31, 2009.
**Effective November 1, 2008, (effective April 27, 2009, for AZL Fusion
  Conservative Fund, and effective April 30, 2010, for the AZL Fusion Edge Fund) the Manager and the entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15%.


"Wilshire Funds Management ("Wilshire"), located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401, serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Fusion Funds pursuant to an agreement between the Manager and Wilshire. Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund's asset allocations among the Permitted Underlying Investments. The Manager, not any Fund, pays a consultant fee to Wilshire."

The Manager may periodically voluntarily reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with each of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

The Manager may request and receive reimbursement from the Funds ("recoupment") for expenses paid by the Manager, which may include waived management fees, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to expenses paid by the Manager within the three fiscal years prior to the date of such reimbursement. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

The Manager has contractually agreed to pay fund expenses, which may include waiving management fees, through April 30, 2011, in order to limit annual fund operating expenses for certain of the Funds of the Trust as follows:


----------------------------------------------------------------------
|NAME OF FUND                            |EXPENSE LIMITATION FOR FUND|
----------------------------------------------------------------------
|AZL Allianz Global Investors Select Fund|           0.20%           |
----------------------------------------------------------------------
|AZL Balanced Index Strategy Fund        |           0.20%           |
----------------------------------------------------------------------
|AZL Fusion Balanced Fund                |           0.30%           |
----------------------------------------------------------------------
|AZL Fusion Conservative Fund            |           0.35%           |
----------------------------------------------------------------------
|AZL Fusion Edge Fund                    |           0.30%           |
----------------------------------------------------------------------
|AZL Fusion Moderate Fund                |           0.30%           |
----------------------------------------------------------------------
|AZL Fusion Growth Fund                  |           0.30%           |
----------------------------------------------------------------------
|AZL Growth Index Strategy Fund          |           0.20%           |
----------------------------------------------------------------------


Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.





                                       41
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Management Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Fund's management fees for the last 3 fiscal years that were earned and waived were as follows:


FOR THE FISCAL YEAR OR PERIOD               DECEMBER 31, 2009                 DECEMBER 31, 2008            DECEMBER 31, 2007
ENDED:
FUND                                MANAGEMENT FEES  MANAGEMENT FEES  MANAGEMENT FEES  MANAGEMENT FEES   MANAGEMENT   MANAGEMENT
                                         EARNED           WAIVED           EARNED           WAIVED           FEES        FEES
                                                                                                            EARNED      WAIVED
------------------------------------------------------------------------------------------------------------------------------------
Fusion Balanced Fund                   $ 889,399         $222,354        $ 714,937         $22,893      $650,549[(1)]     $0
Fusion Conservative Fund[(2)]             982              982               NA               NA             NA           NA
Fusion Moderate Fund                   1,360,729         340,188         1,315,452          34,597        1,520,231        0
Fusion Growth Fund                     1,423,474         355,875         1,842,987          49,565        2,081,348        0
Fusion Edge Fund                           NA               NA               NA               NA             NA           NA
Balanced Index Strategy Fund[(3)]        17,221             $0               NA               NA             NA           NA
Growth Index Strategy Fund[(3)]          20,330             $0               NA               NA             NA           NA
Allianz Global Investors Select           117              117               NA               NA             NA           NA
Fund[(2)]

(1)Of this amount, $1,099 was recoupment of prior expenses reimbursed by the Manager.
(2)For the period October 23, 2009 (commencement of operations) to December 31, 2009.
(3)For the period July 10, 2009 (commencement of operations) to December 31,
  2009.


Pursuant to separate agreements effective November 1, 2007 between the Funds and the Manager, the Manager provides a Chief Compliance Officer ("CCO") and certain compliance oversight and filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Operations as "Administrative and compliance service fees" in the Funds' annual and semiannual reports.

THE SUBADVISERS OF UNDERLYING FUNDS
The Manager has entered into agreements with various subadvisers with respect to each Underlying Fund managed by the Manager. Certain Underlying Funds are managed by affiliates of the Manager.

Subadvisers are selected through a rigorous portfolio manager selection process which includes researching each potential subadviser's asset class, track record, organizational structure, management team, compliance philosophy and operational structure, consistency of performance, and assets under management. The Manager chooses a small group of potential subadvisers it considers to be most qualified based on its evaluation, including a quantitative and qualitative analysis. Out of the small group of potential Subadvisers, the Manager then selects the firm it determines to be the most qualified. The Manager's selection is then subject to approval by the Board of Trustees of the Allianz Variable Insurance Products Trust, including a majority of the Trustees who are not "interested persons."





                                       42
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

Each subadviser's performance on behalf of an Underlying Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.

The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September 2002 which permits the Permitted Underlying Funds managed by the Manager to obtain the services of one or more subadvisers without investor or shareholder approval. The exemptive order also permits the terms of Subadvisory Agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a Subadvisory Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.


OTHER MANAGED ACCOUNTS
Jeffrey W. Kletti, portfolio manager for the Funds, is primarily responsible for the evaluation and selection of subadvisers of the funds that are series of the VIP Trust (the "VIP Funds") and for the day-to-day management of two unregistered investment pools. At December 31, 2009, aggregate assets under management in the VIP Funds and in the two unregistered pools were $0 and $41 million, respectively.

POTENTIAL MATERIAL CONFLICTS OF INTEREST
The portfolio manager of the Funds does not manage the assets of any other registered investment company, other pooled investment vehicle, other than two unregistered investment pools, or other account. Therefore, the portfolio manager is not subject to the potential for any material conflicts of interest that may arise in connection with the portfolio manager's management of the Fund's investments, on the one hand, and the investments of other registered investment companies, other pooled investment vehicles, or other accounts. However, the Manager may have a potential conflict of interest in allocating assets among and between the Underlying Funds because the subadvisory fee rate it pays to the Subadvisers of the Underlying Funds are different.
PORTFOLIO MANAGER COMPENSATION
The following section includes portfolio manager compensation information as of December 31, 2009, for the Manager in its capacity as asset manager for the Funds.


The portfolio manager's cash compensation consists of a market-based salary plus incentive compensation in the form of a bonus and a phantom equity plan. The amount of the bonus is determined by the overall financial performance of AZIM relative to its business goals for the fiscal year. The phantom equity plan provides awards based on the target earnings of AZIM over a three-year period. Awards vest three years after they are made, at which time the exact amount of the award is determined based on AZIM's actual earnings for the prior three-year period. In addition, the portfolio manager is eligible to participate in a non-qualified deferred compensation plan, which offers participants the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS
At December 31, 2009, the portfolio manager did not beneficially own shares of any Fund.

AFFILIATED PERSONS
The following table lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.

      NAME                                 POSITION WITH TRUST                             POSITION WITH ADVISER
Jeffrey W. Kletti Trustee; President                                                    Director; President
Brian Muench      Vice President                                                        Vice President
Stephen G. Simon  Chief Compliance Officer and Anti-Money Laundering Compliance Officer Chief Compliance Officer
Michael Tanski    Vice President of Operations of the Trust                             Vice President - Operations

PORTFOLIO TRANSACTIONS BY THE FUNDS OR UNDERLYING FUNDS
As of the date of this statement of additional information, the Funds invest only in registered investment companies managed by affiliates, unaffiliated mutual funds, and two affiliated unregistered investment pools. Such investments will be subject to various commission schedules and restrictions, as set out in the following paragraphs.





                                       43
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010

Purchases and sales of portfolio securities held by the Funds which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, where possible, purchases will be made dealing directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Manager is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager, in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager may receive orders for transactions on behalf of the Trust. The types of research services the Manager receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.

The Funds have adopted Directed Brokerage Policies and Procedures which state that it is the policy of the Funds not to permit compensation to broker-dealers for promoting or selling the Funds' shares by directing portfolio securities transactions to that broker-dealer or directing other broker-dealers executing portfolio transactions for the Funds to share any portfolio transaction compensation with such selling broker-dealers. No individuals who participate in the sale or marketing of the Funds may participate in the selection of broker-dealers who sell shares of the Funds.

Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Board, the Manager is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds.

While the Manager generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker. Because the Funds were not in operation during the last fiscal year, information regarding the total brokerage commissions paid by each Fund is not available.

The Funds have paid no brokerage commissions for each of the three fiscal years ended December 31, 2007, December 31, 2008, and December 31, 2009.

Information regarding the portfolio transactions of each Underlying Fund and total brokerage commissions paid by each Underlying Fund during the last fiscal year is available in the SAI for each Underlying Fund. Information regarding obtaining the SAI for the Permitted Underlying Funds is found on the cover page of this SAI.




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




AFFILIATED BROKERS
The Funds have paid no brokerage commissions to any broker that is affiliated with the Trust or the Manager for each of the three fiscal years ended December 31, 2007, December 31, 2008, and December 31, 2009. Because the Fusion Edge Fund commenced operations after December 31, 2009, information regarding brokerage commissions paid to any affiliated broker is not available for those funds.

Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager, the Funds' distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees, the Funds may borrow from the Manager for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.

At December 31, 2009, the Funds held no securities of issuers which derived more than 15% of their gross revenues from the business of a broker, dealer, underwriter, or an investment adviser.

Investment decisions for each Fund are made independently from those made for the other Funds or any other portfolio, investment company or account managed by the Manager or adviser/subadviser of an Underlying Fund. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust the Manager will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a adviser/subadviser of an Underlying Fund and, in dealing with its customers, the Manager, its parent and affiliates or a adviser/subadviser of an Underlying Fund will not inquire or take into consideration whether securities of such customers are held by the Trust.

Information regarding affiliated brokers of the Permitted Underlying Funds and the brokerage commissions paid by the Underlying Funds during the last three years to any broker that is affiliated with the Trust, the Manager, or any adviser/subadviser of an Underlying Fund is available in the SAI for each Underlying Fund.

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
Citi Fund Services Ohio, Inc. ("CFSO"), whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust pursuant to a Services Agreement dated as of November 1, 2007 (the "Services Agreement"). CFSO also serves as the Administrator, Transfer Agent, and Fund Accountant to the VIP Trust. The VIP Trust is an open-end management company organized in July 1999 as a Delaware Statutory trust comprised of 41 separate investment portfolios, all of which are currently Underlying Funds.

As Administrator, CFSO has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms thereof; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Management Agreement, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

As Transfer Agent, CFSO performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.





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As Fund Accountant, CFSO maintains the accounting books and records for the
Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

CFSO receives a fee for its services as Administrator, Transfer Agent and Fund Accountant in the amount of $50,000 annually per Fund and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly. In addition, CFSO receives an annual fee of $65,000 from the Trust for Compliance Services utilized by the Chief Compliance Officer of the Trust.

For the fiscal year ended December 31, 2009, CFSO was entitled to receive and waived administration fees from the Funds as follows:

 FUND                                 SERVICE FEES EARNED SERVICE FEES WAIVED
 Fusion Balanced Fund                             $68,482                  $0
 Fusion Conservative Fund                          10,833                  $0
 Fusion Moderate Fund                              76,905                  $0
 Fusion Growth Fund                                78,602                  $0
 Fusion Edge Fund                                      NA                  NA
 Balanced Index Strategy Fund                      30,956                  $0
 Growth Index Strategy Fund                        33,887                  $0
 Allianz Global Investors Select Fund              10,308                  $0

The Services Agreement renews for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by CFSO. The Services Agreement provides that CFSO shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by CFSO of its obligations and duties thereunder. An employee of CFSO also acts as Chief Compliance Officer to the Funds.

DISTRIBUTOR
Allianz Life Financial Services, LLC (the "Distributor"), whose principal location of business is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as distributor to the Trust pursuant to a Distribution Agreement. (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

The Distribution Agreement was last approved by the Trust's Board of Trustee's (including a majority of such Trustee's who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on October 28, 2009. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the





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




Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by the Distributor on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.


CUSTODIAN
The Bank of New York Mellon ("BNY Mellon"), One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund. BNY Mellon is affiliated with The Dreyfus Corporation.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP ("KPMG"), 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, is the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.

LEGAL COUNSEL
Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402, is the legal counsel to the Trust. Wilmer Cutler Pickering Hale & Dorr LLP, 2445 M Street, N.W., Washington DC 20037, is legal counsel to the Independent Trustees.

CODES OF ETHICS
Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the SEC. Each Code has been adopted pursuant to Rule 17j-1 of the 1940 Act.

CONSULTANT TO THE MANAGER
The Manager has retained Wilshire Funds Management as a consultant to assist it in analyzing individual Fusion Underlying Funds and aggregate Fusion Fund composition and risk parameters. The Consultant provides various portfolio structuring analysis services to the Manager. It does not, however, have advisory authority with regard to the Fusion Funds and does not enter portfolio transactions. The Fusion Funds' portfolios are managed by and investment decisions are made by the Manager. The Consultant and its agreement with the Manager are further discussed in "Management of the Trust - The Manager."


ADDITIONAL INFORMATION
DESCRIPTION OF SHARES
The Trust is a Delaware statutory trust organized on June 16, 2004. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established seven series, each named above and previously defined collectively as the "Funds". Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the Funds' shares.

Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means





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




that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.

The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
As used in the Funds' Prospectus and in this SAI, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION
Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.


For federal income tax purposes, the following Funds had capital loss carry forwards as of December 31, 2009, which are available to offset future capital gains, if any:



---------------------------------------------------------
|FUND                            |AMOUNT     |EXPIRES   |
---------------------------------------------------------
|AZL Balanced Index Strategy Fund|   $378,980|12/31/2017|
---------------------------------------------------------
|AZL Fusion Balanced Fund        | 72,574,197|12/31/2017|
---------------------------------------------------------
|AZL Fusion Growth Fund          |251,673,269|12/31/2017|
---------------------------------------------------------
|AZL Fusion Moderate Fund        |134,563,869|12/31/2017|
---------------------------------------------------------
|AZL Growth Index Strategy Fund  |    566,898|12/31/2017|
---------------------------------------------------------


Information regarding the capital loss carry forwards of the Underlying Funds, which are available to offset future capital gains, is included in the SAI for the Underlying Funds. To the extent the Underlying Funds' carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-





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




received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.





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When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

Information set forth in the prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI. Such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION CONCERNING FUNDS THAT MAY INVEST IN NON-U.S. CORPORATIONS
The Underlying Funds may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the





                                       50
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




receipt of "excess distributions" with respect to, such equity investments. To the extent that a fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that a fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such fund's shareholders. Therefore, the payment of this tax would reduce such fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

TAXATION OF THE UNDERLYING FUNDS
Each Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any federal income or excise tax.

PERFORMANCE INFORMATION
From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Company of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or CFSO voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular Contract. Since shares of the Funds may be purchased only through a Contract, you should carefully review the prospectus of the Contract you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND
The standardized seven-day yield for the Money Market Fund, an Underlying Fund, is computed: (1) by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a





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hypothetical charge reflecting deductions from shareholder accounts; (2)
dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

YIELDS OF THE NON-MONEY MARKET FUNDS
Yields of each of the non-money market Underlying Funds that compose the VIP Trust and the Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the non-money market Underlying Funds that compose the VIP Trust and the Funds will vary from time to time depending upon market conditions, the composition of a fund's portfolio and operating expenses of the Trust allocated to each fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN
Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS
Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, and serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the registration statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed fee.

Holders of Contracts issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.





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The Trust currently does not foresee any disadvantages to the holders of
Contracts of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of Contracts may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The Contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS
Audited financial statements as of December 31, 2009, are incorporated by reference to the Annual Report to shareholders, dated as of December 31, 2009, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge upon written request from the trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures of the Trust and Allianz Investment Management LLC appear in Appendix B to this SAI.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by accessing the Fund's website at https://www.allianzlife.com or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.




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APPENDIX A
COMMERCIAL PAPER RATINGS
A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

"A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

"D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" - Issuers do not fall within any of the rating categories.

The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:





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"D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

"D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

"F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

"F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

"F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

"D" - Securities are in actual or imminent payment default.

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

"TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

"TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.




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




CORPORATE AND LONG-TERM DEBT RATINGS
THE FOLLOWING SUMMARIZES THE RATINGS USED BY STANDARD & POOR'S FOR CORPORATE AND MUNICIPAL DEBT:
"AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

"C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

"D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

THE FOLLOWING SUMMARIZES THE RATINGS USED BY MOODY'S FOR CORPORATE AND MUNICIPAL LONG-TERM DEBT:
"Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be





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as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (-) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

"AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

"AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may,





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nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

"BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

"BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CCC," "CC" and "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

"DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

"A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BB," "B," "CCC" and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

"D" - This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.




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APPENDIX B - PROXY VOTING POLICIES
            ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST PROXY VOTING POLICY AND PROCEDURES

I.   POLICY[[[1]]
  A. Basis for Proxy Voting. It is contemplated that initially the only equity securities (for which proxies may be voted) of the Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") will be shares of Underlying Funds which are affiliated with Allianz Investment Management LLC ("AZL").
     Proxies solicited by such affiliated Underlying Funds shall be voted by the Trust in the same ratio that such shares are voted by investors in such Underlying Funds who are not affiliated with AZL.
II.  PROCEDURES - VOTING RECORD REPORTING
  1. Annual Filing on Form N-PX. The Trust shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.
III. DISCLOSURES
    The Trust shall include in its registration statement:
     o  A description of this policy; and
     o A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.
     o The Trust shall include in its Annual and Semi-Annual Reports to shareholders:
     o A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.
     o A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities of the Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.




-------------------------------------

[1]This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Release No. 33-8188, 34-47304, IC-25922.





                                       59
 The Allianz Variable Insurance Products Fund of Funds Trust - SAI
                         - April 30, 2010







                                    PART C
                               OTHER INFORMATION
                              ___________________





ITEM 28. EXHIBITS

Exhibit         Number Description of Exhibit
----------      ----------------------------------------------------------------

(a) Agreement and Declaration of Trust dated June 16, 2004, filed on October 21, 2004 as Exhibit (a) to Registrant's N1A filing (file Nos. 333-119867 and 811-21624), is incorporated by reference.


(b) By-laws, filed on October 21, 2004, as Exhibit (b) to Registrant's N1A filing (file Nos. 333-119867 and 811-21624), is incorporated by reference.


(c)             Not Applicable


(d)(1) Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on December 30,
                2004 as Exhibit (d)(1) to Registrant's Pre-effective Amendment No. 2, is incorporatd by reference.


(d)(1)(i) Revised Schedule A dated April 29, 2010 to the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed herewith.


(d)(1)(ii) Revised Attachment 1, dated April 29, 2010, to Schedule A of the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed herewith.


(e)(1) Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(e)(1)(i) Schedule I dated April 29, 2010, to the Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed herewith.

(e)(1)(ii) Fee Agreement Letter dated August 28, 2007, to the Distribution Agreement between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on February 2, 2009 as Exhibit (e)(1)(ii) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.


(e)(2) Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(e)(2)(i) Revised Schedule A, dated April 28, 2010, to the Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed herewith.

(e)(3) Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(f)             Not Applicable


(g) Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed on February 2, 2009 as Exhibit (g) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.


(h)(1) Amended and Restated Services Agreement dated October 23, 2007, between Allianz Variable Insurance Products Funds of Funds Trust and CITI Fund Services Ohio, Inc, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(h)(2) Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed on February 2, 2009 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No.
                4, is incorporated by reference.


(h)(2)(i) Revised Exhibit A dated April 29, 2010, to the Amended Expense Limitation Agreement dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed herewith.


(h)(3) Amended and Restated Administrative Services Agreement, dated November 1, 2008, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed on February 2, 2009 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.


(h)(4) Chief Compliance Officer Agreement, dated June 10, 2009, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on June 30, 2009 as Exhibit (13)(c) to Registrant's Registration Statement on Form N-14, is incorporated by reference.


(h)(5) Compliance Services Agreement, dated June 10, 2009, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on June 30, 2009 as Exhibit (13)(d) to Registrant's Registration Statement on Form N-14, is incorporated by reference.


(i) Opinion and Consent of Counsel to the Registrant, filed herewith.


(j)             Consent of KPMG LLP (Independent Registered Public Accounting
                Firm), filed herewith.


(k)             N/A


(l)             N/A


(m)             N/A


(n)             N/A


(o)             N/A

(p)(1) Code of Ethics of Allianz Investment Management LLC, fifth amendment and restatement, effective June 10, 2009, revised as of October 2, 2009, filed herewith.


(p)(2) Code of Ethics of Allianz Life Financial Services, LLC, dated August 21, 2007, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(p)(3) Code of Ethics of Allianz Variable Insurance Products Fund of Funds Trust, revised August 29, 2006, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(q) Powers of Attorney filed on April 29, 2008, to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(r)             Company Organizational Chart, filed herewith.



ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Company organizational chart is incorporated in this filing as Exhibit (r).


ITEM 30.  INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed i n the Act and will be governed by the final adjudication of such issue.


ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Allianz Investment Management LLC (previously Allianz Life Advisers,
LLC) - this information is included in Form ADV (CRD #111925) filed with the SEC by Allianz Life Investment Management LLC and is incorporated by reference herein.


ITEM 32.  PRINCIPAL UNDERWRITER

         (a) Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager. ALFS acts a principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust

    (b)     Officers and Directors.

             Name and Principal         Position
             Business Address           with Underwriter
             -----------------------    ---------------------
             Robert DeChellis           Governor, Chief Executive Officer
                                        and President
             Thomas Burns               Governor
             Stewart Gregg              Secretary, Vice President
             Kristine Klitzke           Chief Compliance Officer
             Angela Forsman             Chief Financial Officer, Vice President

     (c)     Not applicable.



ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

        Citi Fund Services Ohio, Inc
        3435 Stelzer Road, Columbus, Ohio 43219
                  31a-1(a) 31a-1(b)(2)A, B, C
                  and D 31a-1(b) 5, 6, 8, 9, 10, 11, 12 31a-2(a) 1 and 2
                  31a-2(c)

        Citi Fund Services
        60 State Street, Suite 1300, Boston MA 02109
                  31a-1(b)4

        Allianz Invesment Management LLC
        5701 Golden Hills Drive, Minneapolis, Minnesota  55416
                  31a-1(b) 11
                  31a-1(c)

ITEM 34.  MANAGEMENT SERVICES

         N/A

ITEM 35.  UNDERTAKINGS

         N/A




                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 27th day of April, 2010.


                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS FUND OF FUNDS TRUST

                                          By:  /s/ Brian Muench
                                          ------------------------------------
                                          Brian Muench, Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Fund of Funds Trust has been signed below by the following persons in the capacities indicated on April 27, 2010.


SIGNATURE                                    TITLE
----------                                   -----

/s/ Jeffrey Kletti                            Trustee Chairman & President
--------------------------
Jeffrey Kletti

/s/ Peter R. Burnim*                          Trustee
---------------------------
Peter R. Burnim

/s/ Peggy L. Ettestad*                        Trustee
---------------------------
Peggy L. Ettestad

/s/ Roger A. Gelfenbien*                      Trustee
---------------------------
Roger A. Gelfenbien

/s/ Dickson W. Lewis*                         Trustee
---------------------------
Dickson W. Lewis

/s/ Claire R. Leonardi*                       Trustee
---------------------------
Claire R. Leonardi

/s/ Peter W. McClean*                         Trustee
---------------------------
Peter W. McClean

/s/ Arthur C. Reeds III*                      Trustee
---------------------------
Arthur C. Reeds III

/s/ Ty Edwards                                Treasurer (principal financial and
---------------------------                   accounting officer)
Ty Edwards

/s/ Robert DeChellis*                         Trustee
---------------------------
Robert DeChellis


By:   /s/ Brian Muench
      ---------------------------
      Brian Muench, Vice President

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration
 Statement

                                    EXHIBITS
                                       TO
                        POST-EFFECTIVE AMENDMENT NO. 7
                                       TO
                                   FORM N-1A

              ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

                                INDEX OF EXHIBITS


EXHIBIT        DESCRIPTION OF EXHIBIT

(d)(1)(i)      Revised Schedule A to Investment Management Agmt 4-29-10
(d)(1)(ii)     Revised Attachment 1 to Rev Schedule A of Inv Mgmt Agmt 4-29-10
(e)(1)(i)      Revised Schedule I to Distribution Agreement 4-29-10
(e)(2)(i)      Participation Agreement Revised Schedule A 4-28-10
(h)(2)(i)      Revised Exhibit A to Amended Expense Limitation Agmt 4-29-10
(i)            Opinion and Consent of Counsel
(j)            Consent of Independent Registered Public Accounting Firm
(p)(1)         Allianz Investment Management LLC COE 10-2-09
(r)            Organizational Chart June 2009